Semiannual Report September 30, 1998




EATON             MUTUAL FUNDS                                PHOTO OF STONE
VANCE              FOR PEOPLE                                    WALL WITH
LOGO                WHO PAY                                     "EDUCATION"
                     TAXES                                         SIGN



                                                               California
                                                               Connecticut
                                                                 Florida
                                                              Massachusetts
                                                                Michigan
                                                               New Jersey
                                                                New York
PHOTO OF NIGHT TIME                                               Ohio
TRAFFIC IN EXPRESSWAY                                         Pennsylvania




                                  EATON VANCE
                                    LIMITED
                                   MATURITY
                                  MUNICIPALS
                                     FUNDS



                                                            PHOTO OF
                                                            SUSPENSION BRIDGE

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998


LETTER TO SHAREHOLDERS


[PHOTO OF T. FETTER]
Thomas J. Fetter,
President


The municipal bond market has posted solid returns in 1998 in an economy characterized by slower growth and continued low inflation. Second quarter GDP rose at a modest 1.8% annualized rate, and was followed by a 3.3% pace in the third quarter, a figure that likely overstates true growth. Meanwhile, the annualized inflation rate has declined to around 1%. While there has been some pressure on wages and benefit costs, commodity prices have continued to decline dramatically due to a slowing world economy and slackening demand. As a consequence, the Federal Reserve maintained an increasingly accomodative interest rate policy (it lowered the Federal Funds rate to 5.25% in late September; 5.00%in mid-October; and 4.75% in mid-November). Against that backdrop, municipal bonds have turned in positive returns, with the Lehman Brothers 7-Year Municipal Bond Index* - an unmanaged index of intermediate-maturity municipal bonds - rising 7.9% during the year ended September 30, 1998.

After a generation of deficit spending, the Federal budget will register a surplus in fiscal year 1998

Bolstered by rising tax receipts, falling interest costs, and a renewed fiscal discipline on the part of policy makers, the federal budget will register a surplus this year for the first time in a generation. The surplus may result in lower Treasury bond issuance in coming years, which could greatly improve the outlook for interest rates.

With refundings producing heavy municipal supply, municipal bonds now offer unusually good value

The past 12 months have been characterized by a continued wave of refundings, as municipal issuers have redeemed high-coupon older bonds and replaced them with lower-coupon bonds. The surge in supply has restrained the performance of municipals relative to Treasury bonds.

Municipal bonds yield nearly equal Treasury yields

            4.97%                          7.77%

30 Year AAA rated                    Taxable equivalent yield
General Obligation (GO) Bonds*       in 36% tax bracket

            4.98%

30 Year Treasury bond

* Principal and interest payment of Treasury securities are guaranteed by the U.S. government.

* GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 1998.

* Past performance is no guarantee of future results.

* Source: Bloomberg L.P.

As a result, municipal yields represented nearly 100% of Treasury yields at September 30, according to Bloomberg, L.P. That ratio is very high by historical standards and suggests that municipals may represent uncommonly good value. That is an important consideration, especially given the recently overvalued status of some other asset classes.

Following an extraordinary three-year run of 20%-plus annual returns, the stock market has entered a period of severe volatility. Moreover, the slowdown in Asia and the economic uncertainty in emerging markets like Russia have clouded the outlook for corporate profits, while prompting many investors to diversify their portfolios further with bond investments. Given their attractive valuations relative to other fixed-income vehicles, municipals are receiving increased attention. And, of course, municipal bonds remain a good way to lower one's income tax burden. For those reasons, we believe that municipals continue to merit strong consideration from tax-conscious investors.

                             Sincerely,


                             /s/ Thomas J. Fetter
                             Thomas J. Fetter,
                             President
                             November 9, 1998



*It is not possible to invest directly in an Index.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998


INVESTMENT UPDATE

[PHOTO OF C. CLEMSON]

Cynthia J. Clemson,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . California's well diversified $1 trillion economy would rank seventh among the world's nations. Moody's Investment Service recently upgraded the state's credit rating for the first time in nine years, to Aa3 from A1.

 . The state continues to outpace the U.S. in employment and personal income growth. Unemployment, which hit an 8-year low of 5.6% in July, stood at 6.0% in September. Strong job growth continued in the construction and business services sectors, while high-tech manufacturing employment slowed due to weak Asian economies.

 . In August, Gov. Pete Wilson signed legislation for the largest tax cut in state history, worth $3.6 billion. Most comes from a 25% reduction in the car tax, worth $3.2 billion, with an additional $400 million in targeted tax relief to stimulate economic growth.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended September 30, 1998, the Fund's Class A and Class B shares had total returns of 4.0% and 3.8%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.52 on September 30, 1998 from $10.33 on March 31, 1998, and the reinvestment of $0.216 and $0.197 per share, respectively, in tax-free income./2/

 . Based on the Fund's most recent dividends and an NAV on September 30, 1998 of $10.52 per share, the Fund's distribution rates were 4.47% and 3.74%, respectively./3/

 . The SEC 30-day yields for Class A and B shares at September 30 were 3.56% and
  2.90%, respectively./4/

Management Update
--------------------------------------------------------------------------------

 . Management pursued a barbell approach, balancing insured bonds/*/ for liquidity and performance with non-rated bonds that provided attractive yields. Heavy new-issue volume enabled management to align the Portfolio's weightings more closely with those of the California market.

 . Supply was especially strong within the hospital and housing development sectors. With the state's economy rebounding from a prolonged slump, developers are responding to a pent-up demand for new housing.

 . The Portfolio avoided industrial development bonds involving companies whose fortunes may be tied to the weak Asian economy. Separately, the Portfolio took advantage of heavy new supply to improve call protection by trading bonds with shorter calls for those with 2008 calls.

Your Investment at Work
-------------------------------------------------------------------------------

  City of Irvine
  Assessment District (Northwest Irvine)
  Improvement Bonds - Group Two

 . The Improvement Bonds were issued to help finance infrastructure improvements made by The Irvine Company on a 749-acre parcel slated for development.

 . The proceeds of the Group Two bonds were used to convert a portion of a previous issue of adjustable-rate bonds to fixed-rate bonds.

 . With its 5.4% coupon, the bond, which matures in 2010, provides the Portfolio a highly liquid investment in a high-quality issuer.

________________________________________________________________________________
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

________________________________________________________________________________
Fund Information
as of September 30, 1998

Performance/5/                Class A  Class B
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        7.5%   6.7%
Five Years                      N.A.   4.0
Life of Fund/+/                 5.4    5.2
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        5.1%   3.7%
Five Years                      N.A.   4.0
Life of Fund/+/                 5.0    5.2
/+/Inception date: Class A: 6/27/96; Class B: 5/29/92


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Escrowed/Prerefunded             22.0%

Insured - General Obligations*    7.1%

Insured - Transportation*         6.9%

Electric Utilities                6.8%

Insured - Electric Utilities*     6.6%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                     34
Duration                       6.8 Yrs.
Effective Maturity            15.5 Yrs.
Average Rating                       AA
Average Call                  8.02 Yrs.
Average Dollar Price            $102.83

EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND as of September 30,
1998

INVESTMENT UPDATE

[PHOTO OF W. AHERN]

William H. Ahern,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . Connecticut registered strong job growth over the past year. The state's jobless rate, at 3.9% in September 1998, marked a major improvement from the 4.9% rate a year earlier. The housing sector was especially strong, with new building permits in the first half of 1998 rising 15% above the same period in 1997.

 . Drugs and biotechnology remain prime generators of growth and jobs in Connecticut. Home to four major pharmaceutical companies, the state has encouraged public-private sector partnerships, including a $216 million investment by Pfizer, Inc. for new lab and office space that should create 2,000 new jobs.

 . Connecticut businesses may be following the Asian economic problems closely.
  Connecticut's export trade with Asian nations amounted to $1.76 billion in 1997, representing 23% of the state's total export volume.


The Fund
--------------------------------------------------------------------------------

 . During the six months ended September 30, 1998, the Fund's Class A and Class B shares had total returns of 3.2% and 3.1%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.23 on September 30, 1998 from $10.11 on March 31, 1998, and the reinvestment of $0.203 and $0.186 per share, respectively, in tax-free income./2/

 . Based on the Fund's most recent dividends and an NAV on September 30, 1998 of $10.23 per share, the Fund's distribution rates were 4.32% and 3.62%, respectively./3/

 . The SEC 30-day yields for Class A and B shares at September 30 were 3.16% and
  2.53%, respectively./4/


Management Update
--------------------------------------------------------------------------------

 . The Portfolio continued to pursue a relative-value approach, looking for value in relatively cheap sectors of the market. We also continued to improve call protection, thereby adding potential for capital appreciation without sacrificing yield.

 . In a generic market dominated by insured bonds, the portfolio focused on higher-yielding opportunities in the non-rated segment of the market. The hospital sector provided especially compelling values.

 . Education bonds represented the largest weighting in the Portfolio at September 30. The Portfolio focused on lower-rated investment-grade bonds of well-regarded issuers, including Fairfield University and Quinnipiac College.


Your Investment at Work
--------------------------------------------------------------------------------

  Eastern Connecticut
  Resource Recovery Authority
  Wheelabrator Lisbon

 . These bonds were issued in 1993 to finance the design and construction of a 500-ton-per-day solid waste disposal project in Lisbon to be operated by a subsidiary of Wheelabrator Technologies, Inc.

 . The excess energy produced by the processing of waste at the facility will be sold to Connecticut Light and Power.

 . The bonds have a coupon of 5.00%. They are a good example of the Portfolio's efforts to find value in the non-rated and lower-investment-grade segment of the market.
--------------------------------------------------------------------------------

/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments.*Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance /5/              Class A  Class B
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        6.7%   5.9%
Five Years                      N.A.   4.0
Life of Fund/+/                 4.6    4.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        4.3%   2.9%
Five Years                      N.A.   4.0
Life of Fund/+/                 4.1    4.4

/+/Inception date: Class A: 1/21/97; Class B: 4/16/93


5 Largest Sectors /6/
--------------------------------------------------------------------------------
By total investments

Escrowed /Prerefunded           17.4%

Insured - General Obligations*  13.1%

Insured - Hospital*             12.3%

General Obligations             11.4%

Industrial Development Revenue  11.4%


Portfolio Overview /6/
--------------------------------------------------------------------------------

Number of Issues                      30
Duration                         4.5 Yrs.
Effective Maturity               6.3 Yrs.
Average Rating                        AA-
Average Call                     5.8 Yrs.
Average Dollar Price             $106.36

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998


INVESTMENT UPDATE

[PHOTO OF W. AHERN]

William H. Ahern,
Portfolio Manager

The Economy
-------------------------------------------------------------------------------

 .   The Florida economy continued to outperform the nation and remained a pacesetter for the Southeast region. The state had a 4.2% unemployment rate in September, a slight improvement from a year earlier. Florida enjoyed 3% job growth, boosted by strength in the construction sector and in business services.

 .   The Florida tourism and hospitality sectors remained very strong. Cruise lines have reported the strongest advance-booking trends in their history, while hotel and motel tax revenues have risen sharply.

 .   Following a long downturn, Florida's aerospace and defense sectors have recently enjoyed a rush of new orders. For example, Lockheed Martin's Orlando-based unit received a large U.S. Army contract for missiles.


The Fund
-------------------------------------------------------------------------------

 .   During the six months ended September 30, 1998, the Fund's Class A, Class B, and Class C shares had total returns of 3.6%, 3.4%, and 3.4%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.44 on September 30, 1998 from $10.29 on March 31, 1998, and the reinvestment of $0.212 and $0.193 per share, respectively, in tax-free income./2/ For Class C, this return resulted from a rise in NAV to $9.87 from $9.73, and the reinvestment of $0.189 per share in tax-free income./2/

 .   Based on the Fund's most recent dividends and NAVs on September 30, 1998 of
    $10.44 per share for Class A and Class B, and $9.87 for Class C, the Fund's distribution rates were 4.41%, 3.68%, and 3.68%, respectively./3/

 .   The SEC 30-day yields for Class A, B and C shares at September 30 were
    3.47%, 2.81% and 2.82%, respectively./4/


Management Update
--------------------------------------------------------------------------------

 .   Escrowed bonds constituted the largest commitment at September 30. Because the bonds are pre-refunded to their approaching call dates, they provided relatively stable performance in a volatile market climate, as well as an excellent income stream. General obligations, insured hospitals, and electric utilities represented the largest sector weightings in the Portfolio.

 .   Electric utilities represented a sizable portion of the Portfolio. Power companies in areas such as Jacksonville, Tallahassee, and Dade County continue to benefit from strong industrial demand and above-average population growth.

 .   Insured bonds represented 49.7% of the Portfolio's holdings, an important consideration for quality-conscious Florida investors.*

Your Investment at Work
--------------------------------------------------------------------------------

    Miami-Dade County
    Professional Sports Franchise Facilities
    Tax Revenue Refunding Bonds

 .   In 1992 and 1995, Professional Sports Franchise Facilities bonds were issued to finance several projects, including the renovation of the Orange Bowl, improvements to the Miami Arena, and the construction of the Dade International Speedway.

 .   The proceeds of these 1998 bonds were used to refund the outstanding portion of the 1992 and 1995 issues.

 .   These insured bonds provide excellent quality for the Portfolio.* As zero coupon bonds, they offer good upside potential should interest rates decline.

--------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares./2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value./4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments.*Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance/5/                 Class A    Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        7.3%        6.5%     6.4%
Five Years                      N.A.        3.7      N.A.
Life of Fund/+/                 5.2         5.0      3.6
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        4.9%        3.5%     5.4%
Five Years                      N.A.        3.7      N.A.
Life of Fund/+/                 4.9         5.0      3.6
/+/Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Escrowed/ Prerefunded                  15.0%

General Obligations                    13.4%

Insured - Hospital*                    10.4%

Insured - Transportation*               9.9%

Electric Utilities                      8.9%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                     49
Duration                       5.9 Yrs.
Effective Maturity             7.0 Yrs.
Average Rating                       AA
Average Call                   6.2 Yrs.
Average Dollar Price            $104.69

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998

[Photo of W. Ahern]

William H. Ahern
Portfolio Manager

The Economy
------------------------------------------------------------------------------

 .   The gross state product of Massachusetts increased by 6.5% in the twelve months ended September 30, 1998. More people are now working in Massachusetts than ever before, with the September unemployment rate a low 3.3%. Job growth in high-technology industries was 4.1%, which outpaced the 2.7% state average.

 .   Continued economic strength and low unemployment draw more people into the
    Massachusetts labor pool each year. From September 1997 to September 1998, the services sector added almost 40,000 jobs. In addition, average weekly wages increased 5.2% during the same time period.

 .   This year Massachusetts was placed on the Corporation for Enterprise
    Development's "Honor Roll" for the first time, one of only 7 states to be so designated. This distinction is awarded based on economic performance, business vitality, and development capacity.


The Fund
--------------------------------------------------------------------------------

 .   During the six months ended September 30, 1998, the Fund's Class A, Class B, and Class C shares had total returns of 3.6%, 3.4%, and 3.4%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.49 on September 30, 1998 from $10.33 on March 31, 1998, and the reinvestment of $0.210 and $0.190 per share, respectively, in tax-free income./2/ For Class C, this return resulted from a rise in NAV to $10.02 from $9.88, and the reinvestment of $0.188 per share in tax-free income./2/

 .   Based on the Fund's most recent dividends and NAVs on September 30, 1998 of
    $10.49 per share for Class A and Class B, and $10.02 for Class C, the Fund's distribution rates were 4.35%, 3.60%, and 3.60%, respectively./3/

 .   The SEC 30-day yields for Class A, B and C shares at September 30 were
    3.58%, 2.91% and 2.92%, respectively./4/

Management Update
-------------------------------------------------------------------------------

 .   Hospital bonds were the Portfolio's largest sector weighting. Management focused on institutions with strong operating fundamentals and dominant market shares in their service areas.

 .   While the national economy has slowed somewhat, Massachusetts has continued
    to register strong growth. Accordingly, state and local general obligations continued to play a major role in the Portfolio's investment strategy.

 .   Management continued its efforts to upgrade the Portfolio's call protection.
    To avoid untimely disruptions, the Portfolio traded bonds with less attractive call characteristics for bonds with 10 years or more of call protection.

Your Investment at Work
-------------------------------------------------------------------------------

    Woods Hole, Martha's Vineyard and Nantucket Steamship Authority Steamship Bonds

 .   The proceeds of this 1992 bond were used to pay Bond Anticipation Notes that financed the reconstruction of the Authority's Slip 3 at the Woods Hole Terminal.

 .   The Slip 3 reconstruction included the rebuilding of the existing Slip, the installation of a 300-foot steel bulkhead, and various electrical, drainage, and landscape improvements.

 .   This 6.60% bond provided an opportunity to invest in an A1/AA- rated bond of a well-regarded issuer, increasingly rare in a market dominated by insured issues.
-------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class
    B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. /*/ Private insurance does not decrease the risk of loss of principal associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Fund Information
as of September 30, 1998


Performance/5/               Class A Class B Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        7.2%    6.4%  6.3%
Five Years                      N.A.    4.0   N.A.
Life of Fund/+/                 5.3     5.1   4.0
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        4.7%    3.4%  5.3%
Five Years                      N.A.    4.0   N.A.
Life of Fund/+/                 4.9     5.1   4.0
/+/Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93


5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Hospital                       16.5%

Insured - General Obligation*  13.1%

General Obligations            11.8%

Escrowed/ Prerefunded          11.3%

Education                       6.5%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                    46
Duration                       6.0 Yrs.
Effective Maturity             9.0 Yrs.
Average Rating                      AA-
Average Call                   8.4 Yrs.
Average Dollar Price           $105.35

EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998


INVESTMENT UPDATE

[Photo of W. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 .   Michigan's economy struggled with some hurdles in the first half of 1998.
    The General Motors' strike resulted in temporary layoffs at auto-related industries, while the weakness in Asian economies threatened the state's buoyant export market. The GM strike pushed Michigan's unemployment rate in September to 3.6%, but still below the 4.1% rate of a year earlier.

 .   The auto sector remains a key engine for Michigan's economy, with 3.1 million vehicles produced in the state in 1997. However, new industries are experiencing strong growth. A recent survey of the state's 100 fastest-growing, privately-held businesses showed technology, service, and temporary employment companies on the rise.

 .   Michigan's housing market has been especially robust, with both primary residence and vacation home construction showing unusual strength. New permits totaled 51,375 in 1997. Average home prices rose 7.9%, leading the nation in that category.

The Fund
--------------------------------------------------------------------------------

 .   During the six months ended September 30, 1998, the Fund's Class A and Class
    B shares had total returns of 3.3% and 3.1%, respectively./1/ For Class A and Class B, thes returns resulted from a rise in net asset value (NAV) per share to $10.16 on September 30, 1998 from $10.04 on March 31, 1998, and the reinvestment of $0.205 and $0.191 per share, respectively, in tax-free income./2/

 .   Based on the Fund's most recent dividends and an NAV on September 30, 1998 of $10.16 per share, the Fund's distribution rates were 4.38% and 3.74%, respectively./3/

 .   The SEC 30-day yields for Class A and B shares at September 30 were 3.18%
    and 2.53%, respectively./4/

Management Update
--------------------------------------------------------------------------------

 .   Hospital bonds issued by acute care providers remained the Portfolio's largest sector weighting. The Portfolio was able to find good value among lower-rated, investment-grade bonds.

 .   Special tax revenue bonds represented a large commitment of the Portfolio.
    These bonds provided funding for industrial development projects located in Detroit and Battle Creek.

 .   The Portfolio continued to seek opportunities among non-rated bonds. Bonds of nursing homes and life care facilities provide excellent income as well as the potential for future upgrades.

Your Investment at Work
-------------------------------------------------------------------------------

    Kent Hospital Finance Authority
    Refunding Bonds
    Spectrum Health

 .   Based in Grand Rapids, Spectrum Health System consists of three acute care hospitals and other facilities that provide a wide range of health services throughout western Michigan, including skilled nursing care, assisted living, primary care services, and home care.

 .   The proceeds of this 1998 bond were used to refinance previous issues of several Spectrum Health affiliates. These prior issues financed renovations, repairs, and additions to hospital facilities.

 .   This AA rated bond carries a 5.25% coupon in a high quality issuer and is a good example of management's efforts to improve the Portfolio's call protection.
--------------------------------------------------------------------------------

/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. /*/ Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

Fund Information
as of September 30, 1998

Performance/5/                                        Class A          Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                                6.9%            6.2%
Five Years                                              N.A.            4.1
Life of Fund/+/                                         4.6             4.4
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                                4.5%            3.2%
Five Years                                              N.A.            4.1
Life of Fund/+/                                         4.2             4.4

/+/Inception date: Class A: 10/22/96; Class B: 4/16/93

5 Largest Sectors/6/
-------------------------------------------------------------------------------
By total investments

Hospital                        19.3%

Escrowed/ Prerefunded           16.1%

Special Tax Revenue             15.4%

General Obligation              11.6%

Insured - General Obligation*   11.0%


Portfolio Overview/6/
-------------------------------------------------------------------------------

Number of Issues                     24
Duration                        5.9 Yrs.
Effective Maturity              8.0 Yrs.
Average Rating                       A+
Average Call                    7.8 Yrs.
Average Dollar Price            $105.80

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998


INVESTMENT UPDATE

[PHOTO OF W. AHERN]

William H. Ahern,
Portfolio Manager

The Economy
------------------------------------------------------------------------------

 . New Jersey's unemployment rate saw modest improvement in the year ended
  September, 1998. The jobless rate declined to 4.8% from 5.1% a year earlier. The service sector provided the largest gain, with hiring in health care, social services, and management and engineering especially strong.

 . The New Jersey construction industry posted strong gains during the past year.
  Sales of new and existing homes reached record levels, as a sound economic outlook and low interest rates brought a rush of buyers to the housing market.

 . Consumer confidence in New Jersey - as indicated by the Middle Atlantic Region
  Consumer Confidence Survey - has risen sharply in the past year, mirroring trends at the national level. Positive consumer sentiment was manifest in strong retail sales activity.

The Fund
-------------------------------------------------------------------------------

 . During the six months ended September 30, 1998, the Fund's Class A and Class B shares had total returns of 3.5% and 3.3%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.49 on September 30, 1998 from $10.35 on March 31, 1998, and the reinvestment of $0.213 and $0.193 per share, respectively, in tax-free income./2/

 . Based on the Fund's most recent dividends and an NAV on September 30, 1998 of $10.49 per share, the Fund's distribution rates were 4.41% and 3.67%, respectively./3/

 . The SEC 30-day yields for Class A and B shares at September 30 were 3.45% and
  2.78%, respectively./4/

Management Update
------------------------------------------------------------------------------

 . Insured general obligations/*/ and uninsured general obligations were the Portfolio's largest sector weightings. A large exposure to high-quality bonds boosted performance as a decline in interest rates sparked a market rally late in the fiscal year.

 . Cogeneration bonds were among the Portfolio's largest holdings and provided an excellent source of income. Cogeneration has become increasingly popular as an environment-friendly, alternative energy source.

 . Non-rated bonds provided good balance to the high percentage of insured issues. The Portfolio found good value among non-rated assisted living facilities, cogeneration bonds, and industrial development bonds.

Your Investment at Work
------------------------------------------------------------------------------

  Camden County Improvement Authority
  Development Authority
  Cooper Health System

 . The Cooper Health System owns and operates a general acute care hospital, Cooper Hospital/University Medical center, in Camden.

 . The proceeds of these bonds were loaned to the Cooper Health System to finance renovations to its Children's Hospital, including the construction of pediatric care facilities, trauma and intensive care units, and expanded areas for obstetrics and antenatal testing.

 . With a 5.60% coupon, this bond is a good example of the Portfolio's efforts to find value in non-rated and lower, investment-grade bonds.

--------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. /*/ Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998


Performance/5/                                         Class A       Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                 6.6%           5.8%
Five Years                                               N.A.           3.9
Life of Fund/+/                                          5.3            5.1
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                 4.2%           2.8%
Five Years                                               N.A.           3.9
Life of Fund/+/                                          4.9            5.1
/+/Inception date: Class A: 6/27/96; Class B: 6/1/92

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Insured - General Obligations* 26.3%

General Obligations            10.3%

Hospital                       10.2%

Cogeneration                   10.1%

Insured - Transportation*       4.7%

Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                       41
Duration                          5.5 Yrs.
Effective Maturity                7.1 Yrs.
Average Rating                         AA-
Average Call                      6.9 Yrs.
Average Dollar Price              $106.10

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998

INVESTMENT UPDATE

[PHOTO OF W. AHERN]

William H. Ahern,
Portfolio Manager

The Economy
------------------------------------------------------------------------------

 .    New York's gross state product rose by 4.4% to $593 billion in the past fiscal year. The state's economy would rank tenth among the nation's of the world. New York is home to 65 Fortune 500 companies, more than any other state.

 .    The number of private sector jobs increased by 2.2%, or 148,000, between
     August 1997 and August 1998, a record high for the state. Unemployment, at 5.5% in September, is near an 8-year low, though it lags the national average. Most of the job growth was in the services sector, with air transport job growth up 19.8% and business services up 6.8%.

 .    Housing permits, a leading economic indicator, increased by 6.5% in August
     1998 from a year ago. The related construction sector posted an employment growth rate gain of 5.6%.

The Fund
------------------------------------------------------------------------------

 .    During the six months ended September 30, 1998, the Fund's Class A, Class
     B, and Class C shares had total returns of 4.0%, 3.8%, and 3.8%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.71 on September 30, 1998 from $10.51 on March 31, 1998, and the reinvestment of $0.212 and $0.192 per share, respectively, in tax-free income.2 For Class C, this return resulted from a rise in NAV to $10.13 from $9.95, and the reinvestment of $0.190 per share in tax-free income./2/

 .    Based on the Fund's most recent dividends and NAVs on September 30, 1998 of
     $10.71 per share for Class A and Class B, and $10.13 for Class C, the
     Fund's distribution rates were 4.30%, 3.58%, and 3.58%, respectively./3/

 .    The SEC30-day yields for Class A, B and C shares at September 30 were
     3.71%, 3.05% and 3.07%, respectively./4/

Management Update
-------------------------------------------------------------------------------

 .    The Portfolio pursued a relative-value strategy during the period.
     Management found good value among state single-family housing bonds and New York City multi-family housing issues.

 .    Esc rowed bonds provided relatively stable perform-ance and attractive income stream. Escrowed issues are those that have been prerefunded to their call dates. Backed by Treasury bonds, they are deemed by investors to be of the very highest quality.

 .    Non-rated bonds in the cogeneration and assisted living sectors provided good income and the potential for future upgrades. Given the market dominance of insured bonds, the non-rated segment of the market provided some interesting, research driven opportunities.

Your Investment at Work
-------------------------------------------------------------------------------

     Dormitory Authority of the
     State of New York
     State University Educational Facilities

 .    The Dormitory Authority was created to finance the construction of public-
     purpose facilities, such as the State University of New York, and to make loans in connection with the school's student loan program.

 .    The proceeds of these bonds were used to finance rehabilitation and renovation projects for University dormitory facilities and to fund ongoing maintenance.

 .    The bonds have a 5.25% coupon and represent a very liquid
     investment in a well-known issuer. In addition, with a call date of 2014, the bonds provide extremely good call protection.


--------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments./*/ Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance/5/                   Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                         7.6%      6.8%     6.7%
Five Years                       N.A.      4.2      N.A.
Life of Fund/+/                  5.6       5.4      4.2
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         5.2%      3.8%     5.7%
Five Years                       N.A.      4.2      N.A.
Life of Fund/+/                  5.2       5.4      4.2

/+/ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Certificates of Participation/Lease Revenue  12.0%

Housing                                      10.5%

Industrial Development Revenue               10.4%

Water & Sewer                                 8.7%

Insured - Electric Utilities*                 7.7%


Portfolio Overview/6/
--------------------------------------------------------------------------------
Number of Issues                  40

Duration                         5.7 Yrs.

Effective Maturity               7.7 Yrs.

Average Rating                   AA

Average Call                     7.4 Yrs.

Average Dollar Price         $104.65

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND as of September 30, 1998

INVESTMENT UPDATE

[PHOTO OF W. AHERN]

William H. Ahern,
Portfolio Manager

The Economy
-------------------------------------------------------------------------------

 .   Ohio sustained a strong economic performance in fiscal 1998, aided by the overall strength of the national economy. State revenues, generated mainly through person- al income and sales taxes, exceed ed budget forecasts. Growth in the service sector continued to help balance the state's overall economy.

 .   Unemployment in Ohio decreased by 0.2% over the past year to 4.3% in
    September, versus the national average of 4.5%. Unemployment figures appeared to be returning to normal levels after the end of the General Motorsstrike; manufacturing employment increased by 0.2% in August.

 .   Several economic figures for fiscal 1998 indicate positive growth trends in
    Ohio: average hourly earnings were up 2.3%; housing permits increased 7.1%, and gross state productrose 4.2% from a year ago.



The Fund
--------------------------------------------------------------------------------

 .   During the six months ended September 30, 1998, the Fund's Class A and Class
    B shares had total returns of 3.3% and 3.1%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.25 on September 30, 1998 from $10.14 on March 31, 1998, and the reinvestment of $0.217 and $0.199 per share, respectively, in tax-free income./2/

 .   Based on the Fund's most recent dividends and an NAV on September 30, 1998 of $10.25 per share, the Fund's distribution rates were 4.60% and 3.86%, respectively./3/

 .   The SEC 30-day yields for Class A and B shares at September 30 were 3.63%
    and 2.98%, respectively./4/


Management Update
-------------------------------------------------------------------------------

 .   Insured general obligations (GOs)/*/ and uninsured GOs were the Portfolio's largest sector commitments at September 30. Amid a strong economy, Ohio's cities and towns have enjoyed rising property values and strong tax revenues, making the GO sector especially attractive.

 .   Industrial development bonds have represented some promising opportunities.
    These bonds provided development funds for projects in a diverse range of industries, including plastics, steel, and entertainment.

 .   The Portfolio found some interesting opportunities in housing bonds. These non-rated issues carried especially attractive coupons, adding incrementally to the Fund's tax-exempt income.

Your Investment at Work
-------------------------------------------------------------------------------

    Cleveland-Cuyahoga County
    Port Authority
    Rock and Roll Hall of Fame

 .   The bonds were used to finance the construction of the Rock and Roll Hall of
    Fame and Museum, located at North Coast Harbor in downtown Cleveland.

 .   The Hall of Fame opened in 1995 and has quickly become a tourist mecca for fans of the rock genre. The facility has received significantly more visitors in its first three years of operation than originally anticipated.

 .   The bond is a good example of the Portfolio's efforts to find value in non-rated segments of the Ohio municipal market.

--------------------------------------------------------------------------------
/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. /*/ Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1998


Performance/5/                   Class A Class B
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        6.5%    5.8%
Five Years                      N.A.    4.1
Life of Fund+                   4.8     4.6
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        4.1%    2.8%
Five Years                      N.A.    4.1
Life of Fund+                   4.4     4.6
+Inception date: Class A: 6/27/96; Class B: 4/16/93



/5/ Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Insured General Obligations     22.7%

General Obligations             13.9%

Hospital                        12.1%

Industrial Development Revenue  11.7%

Escrowed/ Prerefunded            7.8%

Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                     40
Duration                       5.2 Yrs.
Effective Maturity             6.7 Yrs.
Average Rating                      AA-
Average Call                   6.4 Yrs.
Average Dollar Price            $107.19

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND as of September 30,
1998


INVESTMENT UPDATE

[PHOTO OF T. BROWSE]

Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

 .   The Pennsylvania economy remained in high gear, as the construction, financial services, and wholesale and retail trade sectors maintained their strong momentum. In September, the commonwealth's unemployment rate fell to 4.5%, a significant improvement from the 5.1% rate posted a year earlier.

 .   Pennsylvania companies are closely monitoring the Asian economies for continuing signs of weakness. The downturn, combined with cheap Asian imports, has hurt the commonwealth's manufacturing sector, resulting in weaker demand and selective layoffs following 18 consecutive months of job gains.

 .   Pennsylvania continued to aggressively court new business. Smithkline
    Beechham transferred its U.S. headquarters in September 1997, bringing 1,250 jobs, while European shipbuilder Kvaerner announced it will open its first American shipyard in Philadelphia.

The Fund
--------------------------------------------------------------------------------

 .   During the six months ended September 30, 1998, the Fund's Class A, Class B, and Class C shares had total returns of 3.1%, 2.9%, and 2.9%, respectively./1/ For Class A and Class B, these returns resulted from a rise in net asset value (NAV) per share to $10.65 on September 30, 1998 from $10.55 on March 31, 1998, and the reinvestment of $0.219 and $0.199 per share, respectively, in tax-free income./2/ For Class C, this return resulted from a rise in NAV to $10.07 from $9.98, and the reinvestment of $0.196 per share in tax-free income./2/

 .   Based on the Fund's most recent dividends and NAVs on September 30, 1998 of
    $10.65 per share for Class A and Class B, and $10.07 for Class C, the Fund's distribution rates were 4.47%, 3.73%, and 3.72%, respectively./3/

 .   The SEC 30-day yields for Class A, B and C shares at September 30 were
    3.63%, 2.96% and 2.97%, respectively./4/

Management Update
-------------------------------------------------------------------------------

 .   Hospital bonds represented the Portfolio's largest sector weighting. While the Philadelphia hospital market remained intensely competitive, the Portfolio focused on well-positioned institutions in outlying counties.

 .   Escrowed bonds also constituted a fairly large commitment. Because they are backed by U.S. Treasury securities, escrowed bonds are viewed as the highest quality. While providing good income, they tend to trade close to their call price, representing a relatively stable investment.

 .   Management continued its efforts to improve the Portfolio's call protection by focusing on non-callable issues and trading from shorter-call issues into bonds with more favorable call characteristics.

Your Investment At Work
-------------------------------------------------------------------------------

    Philadelphia Airport
    Revenue Bonds

 .   These bonds were issued to finance a wide range of capital improvements at the Philadelphia Airport.

 .   The projects included the construction of a new terminal for international flights, a commuter terminal accommodating increased ticketing, concessions, and baggage handling facilities, a new ramp control tower, and renovations to existing terminal facilities.

 .   The bonds have a 5.375% coupon and represent a very liquid investment in a well-known issuer. In addition, with a call date of 2008, the bonds provide nearly 10 years of call protection.
-------------------------------------------------------------------------------

/1/ These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. /2/ Aportion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. /4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. /6/ Sector weightings and Portfolio Overview are as of 9/30/98 only and may not be representative of the Portfolio's current or future investments. /*/ Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
Fund Information
as of September 30, 1998


Performance/5/              Class A   Class B   Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                        6.9%    6.2%     5.9%
Five Years                      N.A.    4.1      N.A.
Life of Fund/+/                 5.6     5.4      4.2
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                        4.5%    3.2%     4.9%
Five Years                      N.A.    4.1      N.A.
Life of Fund/+/                 5.2     5.4      4.2
/+/Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93



5 Largest Sectors/6/
--------------------------------------------------------------------------------
By total investments

Hospital                           21.6%

Insured - Hospital*                11.8%

Escrowed/ Prerefunded              10.0%

Insured - Electric Utilities*       9.4%

Insured - Transportation            7.4%


Portfolio Overview/6/
--------------------------------------------------------------------------------

Number of Issues                   51
Duration                       5.5 Yrs.
Effective Maturity             7.3 Yrs.
Average Rating                     AA
Average Call                   7.1 Yrs.
Average Dollar Price           $102.04

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 1998

                                       California      Connecticut       Florida       Massachusetts      Michigan
                                        Limited          Limited         Limited          Limited         Limited
                                          Fund             Fund           Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                     $29,959,455      $8,839,211      $62,234,860    $50,646,597        $ 9,857,532
   Unrealized appreciation               2,160,323         589,540        4,030,157      3,496,290          1,088,201
----------------------------------------------------------------------------------------------------------------------
Total investment in
   Portfolio, at value                 $32,119,778      $9,428,751      $66,265,017    $54,142,887        $10,945,733
----------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                                $    10,000      $       --      $    11,271    $        --        $        10
Deferred organization
   expenses                                    391              --            1,393            383                 --
----------------------------------------------------------------------------------------------------------------------
Total assets                           $32,130,169      $9,428,751      $66,277,681    $54,143,270        $10,945,743
----------------------------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                            $       100      $       --      $    84,769    $     4,847        $        10
Dividends payable                           57,735          16,169          111,812         90,332             19,450
Other accrued expenses                      16,077           9,658           35,020         14,782              6,745
----------------------------------------------------------------------------------------------------------------------
Total liabilities                      $    73,912      $   25,827      $   231,601    $   109,961        $    26,205
----------------------------------------------------------------------------------------------------------------------
Net Assets                             $32,056,257      $9,402,924      $66,046,080    $54,033,309        $10,919,538
----------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Paid-in capital                        $32,352,746      $9,307,501      $65,992,700    $52,669,900        $11,425,639
Accumulated net realized loss
   from Portfolio (computed
   on basis of identified
   cost)                                (2,395,268)       (544,651)      (3,889,256)    (2,112,804)        (1,568,504)
Accumulated undistributed
   (distributions in excess
   of) net investment income               (61,544)         50,534          (87,521)       (20,077)           (25,798)
Net unrealized appreciation
   from Portfolio (computed
   on basis of identified
   cost)                                 2,160,323         589,540        4,030,157      3,496,290          1,088,201
----------------------------------------------------------------------------------------------------------------------
Total                                  $32,056,257      $9,402,924      $66,046,080    $54,033,309        $10,919,538
----------------------------------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------------------------------
Net Assets                             $28,824,921      $7,544,469      $53,374,734    $45,233,151        $10,145,493
Shares Outstanding                       2,740,728         737,204        5,113,075      4,313,615            998,732
Net Asset Value and
   Redemption Price Per Share
   (net assets / shares of
   beneficial interest
   outstanding)                        $     10.52      $    10.23      $     10.44    $     10.49        $     10.16
Maximum Offering Price Per
   Share
   (100 / 97.75 of net asset
   value per share)                    $     10.76      $    10.47      $     10.68    $     10.73        $     10.39
----------------------------------------------------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------------------------------------------------
Net Assets                             $ 3,231,336      $1,858,455      $ 6,964,339    $ 4,474,462        $   774,045
Shares Outstanding                         307,275         181,756          667,226        426,535             76,223
Net Asset Value, Offering
   Price and Redemption Price
   Per Share
   (net assets / shares of
   beneficial interest
   outstanding)                        $     10.52      $    10.23      $     10.44    $     10.49        $     10.16
----------------------------------------------------------------------------------------------------------------------
Class C Shares
----------------------------------------------------------------------------------------------------------------------
Net Assets                             $        --      $       --      $ 5,707,007    $ 4,325,696        $        --
Shares Outstanding                              --              --          578,482        431,519                 --
Net Asset Value, Offering
   Price and Redemption Price
   Per Share (net assets / shares
   of beneficial interest
   outstanding)                        $        --      $       --      $      9.87    $     10.02        $        --
----------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 1998

                                                     New
                                                   Jersey               New York            Ohio             Pennsylvania
                                                   Limited              Limited            Limited            Limited
                                                    Fund                 Fund               Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                              $  39,089,367          $  65,233,225        $  21,994,688     $   50,376,751
   Unrealized appreciation                          3,420,029              4,546,189            1,379,359          3,338,599
-----------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at
   value                                        $  42,509,396          $  69,779,414        $  23,374,047       $ 53,715,350
-----------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                 $      18,112          $      12,016        $         210       $         --
Deferred organization expenses                            384                  1,205                  293                503
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    $  42,527,892          $  69,792,635        $  23,374,550       $ 53,715,853
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Dividends payable                               $      75,716          $     118,396        $      43,176       $     91,432
Payable for Fund shares redeemed                       51,391                 96,202               27,510             56,655
Other accrued expenses                                 14,588                 27,755               14,267             23,172
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                               $     141,695          $     242,353        $      84,953       $    171,259
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $  42,386,197          $  69,550,282        $  23,289,597       $ 53,544,594
-----------------------------------------------------------------------------------------------------------------------------
Source of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                 $  41,548,719          $  66,810,804        $  23,159,686       $ 51,739,830
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                                (2,536,597)            (1,725,180)          (1,347,180)        (1,521,365)
Accumulated undistributed
   (distributions in excess of) net
   investment income                                  (45,954)               (81,531)              97,732            (12,470)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                                 3,420,029              4,546,189            1,379,359          3,338,599
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $  42,386,197          $  69,550,282        $  23,289,597       $ 53,544,594
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $  38,322,337            $60,469,099          $20,056,542       $ 43,247,548
Shares Outstanding                                  3,652,033              5,646,643            1,957,040          4,060,542
Net Asset Value and Redemption Price
   Per Share   (net assets / shares of
 beneficial interest outstanding)               $       10.49            $     10.71          $     10.25       $      10.65
Maximum Offering Price Per Share
   (100 / 97.75 of net asset value per
     share)                                     $       10.73            $     10.96          $     10.49       $      10.90
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $   4,063,860            $ 6,344,745           $3,233,055       $  4,921,920
Shares Outstanding                                    387,588                592,597              315,297            462,147
Net Asset Value, Offering Price and
   Redemption Price Per Share
   (net assets / shares of beneficial
   interest outstanding)                        $       10.49            $     10.71           $    10.25       $      10.65
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $          --            $ 2,736,438           $       --       $  5,375,126
Shares Outstanding                                         --                270,007                   --            533,802
Net Asset Value, Offering Price and
   Redemption Price Per Share
   (net assets / shares of beneficial
   interest outstanding)                        $          --            $     10.13           $       --       $      10.07
-----------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the price of Class A shares is reduced.

                      See notes to financial Statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended
September 30, 1998

                                           California      Connecticut      Florida       Massachusetts    Michigan
                                          Limited Fund    Limited Fund    Limited Fund    Limited Fund   Limited Fund
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $  888,012      $  254,492     $ 1,807,224     $ 1,437,473     $  312,433
Expenses allocated from Portfolio            (109,758)        (35,942)       (202,194)       (163,717)       (53,958)
----------------------------------------------------------------------------------------------------------------------
Net investment income from    Portfolio    $  778,254      $  218,550     $ 1,605,030     $ 1,273,756     $  258,475
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $       42      $       33     $       420     $       946     $       33
Distribution and service fees
   Class A                                     21,749           8,000          38,443          28,557          7,444
   Class B                                     16,347           8,608          35,197          28,716          5,261
   Class C                                        --              --           28,616          19,424            --
Transfer and dividend disbursing
   agent fees                                  14,661           4,268          32,728          27,755          5,534
Legal and accounting services                     --              --              --            1,717            --
Printing and postage                            2,220           2,706           2,869           4,718          2,180
Custodian fee                                   3,248           3,183           5,977           2,729          3,169
Registration fees                                 751             (79)          1,076             302            859
Amortization of organization
   expenses                                     1,070           1,830           1,691           1,109          2,701
Miscellaneous                                      --             --            3,719           4,122            --
----------------------------------------------------------------------------------------------------------------------
Total expenses                             $   60,088      $   28,549     $   150,736     $   120,095     $   27,181
----------------------------------------------------------------------------------------------------------------------

Net investment income                      $  718,166      $  190,001     $ 1,454,294     $ 1,153,661     $  231,294
----------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)              $  273,711      $   30,105     $   492,416     $   417,313     $   42,140
   Financial futures contracts               (133,366)        (18,176)       (127,751)       (241,643)       (44,816)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                   $  140,345      $   11,929     $   364,665     $   175,670     $   (2,676)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
(depreciation) --
   Investments                             $  486,104      $  116,232     $   637,898     $   671,414     $  143,300
   Financial futures contracts                (41,742)           (900)        (41,342)        (25,926)        (5,693)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation)             $  444,362      $  115,332     $   596,556     $   645,488     $  137,607
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain           $  584,707      $  127,261     $   961,221     $   821,158     $  134,931
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                              $1,302,873      $  317,262     $ 2,415,515     $ 1,974,819     $  366,225
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 1998

                                                   New  Jersey        New York            Ohio          Pennsylvania
                                                  Limited  Fund      Limited Fund      Limited Fund     Limited Fund
--------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio                     $1,179,055        $1,883,858        $655,657         $1,521,402
Expenses allocated from Portfolio                       (145,724)         (219,084)        (85,131)          (179,480)
--------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                  $1,033,331        $1,664,774        $570,526         $1,341,922
--------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                            $       87        $      949        $     95         $      950
Distribution and service fees
   Class A                                                23,574            38,698          14,944             25,488
   Class B                                                29,002            39,033          15,598             28,599
   Class C                                                   --             11,457              --             23,454
Transfer and dividend disbursing agent fees               24,066            39,359          10,427             30,042
Legal and accounting services                                --                --               --              2,467
Printing and postage                                       3,905            13,670           2,447              4,466
Custodian fee                                              2,187             3,560           2,271              2,807
Registration fees                                            --                322           1,101                  7
Amortization of organization expenses                      1,071             2,106           1,113                866
Miscellaneous                                              2,777             6,094              --              5,434
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $   86,669        $  155,248        $ 47,996         $  124,580
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                 $  946,662        $1,509,526        $522,530         $1,217,342
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                          $   51,461        $  442,151        $103,339         $  307,121
   Financial futures contracts                          (119,015)         (241,162)        (77,807)          (205,571)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                              $  (67,554)       $  200,989        $ 25,532         $  101,550
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                        $  644,049        $1,118,180        $233,914         $  478,170
   Financial futures contracts                           (10,620)          (12,291)         (5,381)           (82,920)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)  $  633,429        $1,105,889        $228,533         $  395,250
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                      $  565,875        $1,306,878        $254,065         $  496,800
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations            $1,512,537        $2,816,404        $776,595         $1,714,142
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1998

                                                   California      Connecticut       Florida        Massachusetts      Michigan
Increase (Decrease) in Net Assets                 Limited Fund    Limited Fund     Limited Fund      Limited Fund    Limited Fund
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $   718,166     $   190,001     $  1,454,294     $  1,153,661     $    231,294
   Net realized gain (loss)                            140,345          11,929          364,665          175,670           (2,676)
   Net change in unrealized
      appreciation (depreciation)                      444,362         115,332          596,556          645,488          137,607
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                 $ 1,302,873     $   317,262     $  2,415,515     $  1,974,819     $    366,225
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $  (660,898)    $  (152,335)    $ (1,199,389)    $   (961,753)    $   (208,794)
      Class B                                          (79,722)        (38,596)        (155,812)        (117,156)         (27,543)
      Class C                                               --              --         (124,508)         (80,690)              --
   In excess of net investment income
      Class A                                               --          (8,271)              --               --          (11,905)
      Class B                                             (691)             --             (500)            (614)              --
      Class C                                               --              --               --             (746)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                $  (741,311)    $  (199,202)    $ (1,480,209)    $ (1,160,959)    $   (248,242)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $   411,741     $   311,268     $    562,566     $  1,609,990     $    157,167
      Class B                                          566,478         187,043          275,858          294,935           94,794
      Class C                                               --              --          485,329          392,689               --
   Issued in reorganization of EV Traditional
      and Classic Limited Maturity
      Municipals Funds
      Class A                                        3,133,613       1,063,816        4,524,349               --          895,423
      Class C                                               --              --        6,552,371        4,459,306               --
   Net asset value of shares issued to shareholder
      in payment of distributions declared
      Class A                                          243,857          73,712          400,399          445,263          100,655
      Class B                                           38,293          26,117           47,758           79,180           19,665
      Class C                                               --              --           64,407           71,672               --
   Cost of shares redeemed
      Class A                                       (3,345,807)       (642,730)      (6,179,200)      (4,296,527)      (1,286,049)
      Class B                                         (649,797)       (299,267)        (872,587)      (1,206,711)        (196,548)
      Class C                                               --              --       (1,478,397)        (656,777)              --
   Net asset value of shares exchanged
      Class A                                        2,097,179         610,276        3,202,043        3,215,977          986,277
      Class B                                       (2,097,179)       (610,276)      (3,202,043)      (3,215,977)        (986,277)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
   share transactions                              $   398,378     $   719,959     $  4,382,853     $  1,193,020     $   (214,893)
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets              $   959,940     $   838,019     $  5,318,159     $  2,006,880     $    (96,910)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                             $31,096,317      $8,564,905     $ 60,727,921     $ 52,026,429     $ 11,016,448
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                   $32,056,257      $9,402,924     $ 66,046,080     $ 54,033,309     $ 10,919,538
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                   $   (61,544)    $    50,534     $    (87,521)    $    (20,077)    $    (25,798)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets


For the Six Months Ended September 30, 1998

                                                   New Jersey          New York         Ohio Limited      Pennsylvania
Increase (Decrease) in Net Assets                 Limited Fund       Limited Fund           Fund          Limited Fund
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $946,662         $1,509,526           $522,530        $1,217,342
   Net realized gain (loss)                            (67,554)           200,989             25,532           101,550
   Net change in unrealized appreciation
      (depreciation)                                   633,429          1,105,889            228,533           395,250
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $1,512,537         $2,816,404           $776,595        $1,714,142
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                        $(832,565)       $(1,310,170)         $(452,658)        $(980,730)
      Class B                                         (117,550)          (159,959)           (71,197)         (124,810)
      Class C                                               --            (46,020)                --          (102,636)
   In excess of net investment income
      Class A                                               --                 --            (11,737)               --
      Class B                                           (1,210)              (687)                --                --
      Class C                                               --             (2,250)                --                --
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                  $(951,325)       $(1,519,086)         $(535,592)      $(1,208,176)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                         $274,004         $1,710,940           $248,688         $ 617,085
      Class B                                          424,443            394,982            297,751           160,959
      Class C                                               --            696,811                 --           350,231
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds
      Class A                                          839,250            543,752          1,671,340                --
      Class C                                               --          2,285,786                 --         5,132,765
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared
      Class A                                          460,006            641,572            261,876           390,950
      Class B                                           94,486            116,421             46,446            79,665
      Class C                                               --             33,222                 --            74,781
   Cost of shares redeemed
      Class A                                       (3,665,182)        (7,956,912)        (1,545,381)       (4,901,920)
      Class B                                       (1,101,466)        (1,550,014)          (294,876)         (872,990)
      Class C                                               --           (326,091)                --          (230,166)
   Net asset value of shares exchanged
      Class A                                        4,028,374          4,961,489          1,099,093         2,765,935
      Class B                                       (4,028,374)        (4,961,489)        (1,099,093)       (2,765,935)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from Fund share transactions                    $(2,674,459)       $(3,409,531)          $685,844         $ 801,360
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets              $(2,113,247)       $(2,112,213)          $926,847        $1,307,326
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                             $44,499,444        $71,662,495        $22,362,750       $52,237,268
----------------------------------------------------------------------------------------------------------------------
At end of period                                   $42,386,197        $69,550,282        $23,289,597       $53,544,594
----------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------------------------
At end of period                                   $   (45,954)       $   (81,531)       $    97,732       $   (12,470)
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                     California      Connecticut        Florida      Massachusetts       Michigan
Increase (Decrease) in Net Assets                     Limited          Limited          Limited         Limited           Limited
                                                       Fund            Fund              Fund            Fund              fund
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $1,497,285      $ 368,076      $  3,098,121     $  2,476,810      $    483,118
   Net realized gain (loss)                             433,367          4,051           (94,660)          17,484          (124,545)
   Net change in
      unrealized
      appreciation (depreciation)                       941,613        327,894         2,451,067        1,928,758           526,149
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                   $2,872,265      $ 700,021      $  5,454,528     $  4,423,052      $    884,722
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                        $ (936,871)     $(144,583)     $ (2,004,916)    $ (1,572,765)     $   (232,658)
      Class B                                          (570,677)      (229,255)       (1,064,705)        (860,024)         (258,458)
   In excess of net
      investment income
      Class A                                           (12,257)        (4,392)               --               --           (15,799)
      Class B                                           (23,588)            --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to
   shareholders                                    $ (1,543,393)     $(378,230)     $ (3,069,621)    $ (2,432,789)     $   (506,915)
-----------------------------------------------------------------------------------------------------------------------------------
Transaction in shares of beneficial interest --
   Proceeds from sale of shares
      Class B                                        $  862,074      $ 394,082      $  1,086,806     $    544,330      $    283,340
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                           360,909         67,528           730,455          789,937            98,883
      Class B                                           279,878        148,460           532,282          559,559           180,331
   Cost of shares redeemed
      Class A                                        (8,438,995)    (1,235,782)      (21,116,043)     (11,235,114)       (1,557,577)
      Class B                                        (3,400,466)    (1,943,632)       (5,629,314)      (5,707,875)       (2,203,538)
   Net asset value of
      shares exchanged
      Class A                                        18,496,757      6,549,972        34,915,282       29,034,216        10,124,352
      Class B                                       (18,496,757)    (6,549,972)      (34,915,282)     (29,034,216)      (10,124,352)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   Fund share transactions                         $(10,336,600)   $(2,569,344)     $(24,395,814)    $(15,049,163)     $ (3,198,561)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                         $ (9,007,728)   $(2,247,553)     $(22,010,907)    $(13,058,900)     $ (2,820,754)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                               $ 40,104,045    $10,812,458      $ 82,738,828     $ 65,085,329      $ 13,837,202
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                     $ 31,096,317    $ 8,564,905      $ 60,727,921     $ 52,026,429      $ 11,016,448
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                     $    (38,399)   $    59,735      $    (75,311)    $    (15,000)     $     (8,850)
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                           New Jersey          New York            Ohio           Pennsylvania
Increase (Decrease) in Net Assets                         Limited Fund       Limited Fund      Limited Fund       Limited Fund
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $  2,146,149       $  3,502,793      $  1,013,916       $  2,482,667
   Net realized gain (loss)                                   (187,074)         1,088,247           131,062            406,226
   Net change in unrealized appreciation (depreciation)      1,648,350          2,844,140           698,195          2,059,464
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  3,607,425       $  7,435,180      $  1,843,173       $  4,948,357
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                             $ (1,338,591)      $ (2,200,746)     $   (462,064)      $ (1,659,315)
      Class B                                                 (788,446)        (1,281,208)         (562,959)          (781,095)
   In excess of net investment
      income
      Class A                                                       --                 --           (11,117)                --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                       $ (2,127,037)      $ (3,481,954)     $ (1,036,140)      $ (2,440,410)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class B                                             $  1,195,175       $  1,170,922      $    403,230       $    656,038
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                  739,740          1,153,120           282,566            683,229
      Class B                                                  575,875            819,416           376,372            453,998
   Cost of shares redeemed
      Class A                                              (11,566,067)       (19,290,897)       (2,893,993)        (9,812,773)
      Class B                                               (4,846,604)       (12,172,312)       (2,151,477)        (4,129,149)
   Net asset value of shares
      exchanged
      Class A                                               23,754,168         39,673,864        19,609,155         23,736,946
      Class B                                              (23,754,168)       (39,673,864)      (19,609,155)       (23,736,946)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share transactions   $(13,901,881)      $(28,319,751)     $ (3,983,302)      $(12,148,657)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                $(12,421,493)      $(24,366,525)     $ (3,176,269)      $ (9,640,710)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 56,920,937       $ 96,029,020      $ 25,539,019       $ 61,877,978
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 44,499,444       $ 71,662,495      $ 22,362,750       $ 52,237,268
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $    (41,276)      $    (71,690)     $    109,800       $    (27,213)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                  California Limited Fund
                                    -----------------------------------------------------------------------------------------
                                    Six Months Ended
                                    September 30, 1998                              Year Ended March 31,
                                                                   ----------------------------------------------------------
                                    (Unaudited)/(1)/                      1998                          1997           1996
                                    ---------------------          ----------------------------------------------------------
                                    Class A       Class B          Class A    Class B       Class A/(2)/  Class B  Class B
-----------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of
   period                           $10.330        $10.330         $ 9.980    $ 9.980       $ 9.940       $10.080  $ 9.950
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.228        $ 0.195         $ 0.459    $ 0.386/(1)/  $ 0.363       $ 0.393  $ 0.385
Net realized and unrealized gain
   (loss)                             0.197          0.192           0.362      0.362         0.037/(3)/   (0.097)   0.134
-----------------------------------------------------------------------------------------------------------------------------
Total income from operations        $ 0.425        $ 0.387         $ 0.821    $ 0.748       $ 0.400       $ 0.296  $ 0.519
-----------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income          $(0.235)       $(0.195)        $(0.459)   $(0.386)      $(0.360)      $(0.389) $(0.385)
In excess of net investment income       --         (0.002)         (0.012)    (0.012)           --        (0.003)  (0.004)
From net realized gain                   --             --              --         --            --            --       --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                 $(0.235)       $(0.197)        $(0.471)   $(0.398)      $(0.360)      $(0.396) $(0.389)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value-- End of period     $10.520        $10.520         $10.330    $10.330       $ 9.980       $ 9.980  $10.080
-----------------------------------------------------------------------------------------------------------------------------
Total Return /(4)/                     3.99%          3.80%           8.56%      7.60%         3.84%         2.99%    5.27%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data /+/
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's    $28,825        $ 3,231         $25,780    $ 5,316       $14,718       $25,386  $ 5,241
   omitted)
Ratios (As a percentage of average
   daily net assets):
   Net expenses /(5)//(6)/             0.96%/(7)/     1.59%/(7)/      0.96%      1.76%         0.90%/(7)/    1.71%    1.63%
   Net expenses after custodian
      fee reduction /(5)/              0.94%/(7)/     1.57%/(7)/      0.94%      1.74%         0.89%/(7)/    1.70%    1.59%
   Net investment income               4.40%/(7)/     3.78%/(7)/      4.51%      3.76%         4.76%/(7)/    3.91%    3.81%
Portfolio Turnover /(8)/                 --             --              --         --            --            --       --
-----------------------------------------------------------------------------------------------------------------------------

                                     -----------------


                                     -----------------
                                     1995     1994
                                     -----------------
                                     Class B  Class B
------------------------------------------------------
Net asset value --  Beginning of
   period                            $10.050  $10.340
------------------------------------------------------
Income (loss) from operations
------------------------------------------------------
Net investment income                $ 0.367  $ 0.380
Net realized and unrealized gain
   (loss)                             (0.027)  (0.180)
------------------------------------------------------
Total income from operations         $ 0.340  $ 0.200
------------------------------------------------------
Less distributions
------------------------------------------------------
From net investment income           $(0.367) $(0.380)
In excess of net investment income    (0.066)  (0.096)
From net realized gain                (0.007)  (0.014)
------------------------------------------------------
Total distributions                  $(0.440) $(0.490)
------------------------------------------------------
Net asset value-- End of period      $ 9.950  $10.050
------------------------------------------------------
Total Return /(4)/                      3.53%    1.86%
------------------------------------------------------
Ratios/Supplemental Data /+/
------------------------------------------------------
Net assets, end of period (000's     $73,857  $82,451
   omitted)
Ratios (As a percentage of average
   daily net assets):
   Net expenses /(5)//(6)/              1.55%    1.40%
   Net expenses after custodian
      fee reduction /(5)/                 --       --
   Net investment income                3.72%    3.55%
Portfolio Turnover /(8)/                  --        0%
------------------------------------------------------

/+/  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
     Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average
   daily net assets):
   Expenses /(5)/                                                                                                          1.48%
   Net investment income                                                                                                   3.47%
Net investment income per share                                                                                          $0.377
----------------------------------------------------------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.
/(2)/ For the period from the start of business, June 27, 1996, to March 31, 1997.
/(3)/ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(7)/  Annualized.
/(8)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See Notes To Financial Statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                Connecticut Limited Fund
                                   -------------------------------------------------------------------------------------------------
                                    Six Months Ended
                                   September 30, 1998                        Year Ended March 31,
                                                          --------------------------------------------------------------------------
                                     (Unaudited)/(1)/             1998              1997          1996      1995     1994
                                   --------------------   --------------------------------------------------------------------------

                                    Class       Class      Class     Class        Class      Class    Class    Class    Class
                                      A           B          A         B          A/(2)/       B        B        B       B/(3)/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
 period                             $10.110     $10.110    $ 9.790   $ 9.790      $ 9.870    $ 9.850  $ 9.690  $ 9.690  $10.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.210     $ 0.181    $ 0.429   $ 0.357/(1)/ $ 0.087    $ 0.398  $ 0.379  $ 0.373  $ 0.343
Net realized and unrealized gain
 (loss)                               0.131       0.124      0.333     0.333       (0.08)     (0.089)   0.150    0.026   (0.243)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations        $ 0.341     $ 0.305    $ 0.762   $ 0.690      $ 0.005    $ 0.309  $ 0.529  $ 0.399  $ 0.100
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income          $(0.210)    $(0.185)   $(0.429)  $(0.370)     $(0.085)   $(0.369) $(0.369) $(0.373) $(0.343)
In excess of net investment income   (0.011)       --       (0.013)     --           --         --       --     (0.026)  (0.056)
From net realized gain                 --          --         --        --           --         --       --       --     (0.011)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 $(0.221)    $(0.185)   $(0.442) $(0.370)      $(0.085)   $(0.369) $(0.369) $(0.399) $(0.410)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period    $10.230     $10.230    $10.110  $10.110       $ 9.790    $ 9.790  $ 9.850  $ 9.690  $ 9.690
------------------------------------------------------------------------------------------------------------------------------------
Total Return/(4)/                      3.24%       3.06%      7.99%    7.02%        (0.13)%     3.21%    5.50%    4.27%    0.73%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data +
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                         $ 7,544     $ 1,858    $ 6,034  $ 2,531        $  586    $10,227  $13,014  $15,613  $14,752
Ratios (As a percentage of average
   daily net assets):
   Net expenses/(5)/(6)/               1.04%/(7)/  1.62%/(7)/ 1.20%    1.92%         0.70%/(7)/ 1.72%    1.53%    1.23%   0.86%/(7)/
   Net expenses after custodian
      fee reduction/(5)/               1.01%/(7)/  1.59%/(7)/ 1.18%    1.90%         0.66%/(7)/ 1.68%    1.49%     --        --
   Net investment income               4.15%/(7)/  3.57%/(7)/ 4.26%    3.62%         5.06%/(7)/ 3.93%    3.78%    3.89    3.50%/(7)/
------------------------------------------------------------------------------------------------------------------------------------
/+/  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both.  Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average
   daily net assets):                  1.27%/(7)/ 1.85%/(7)/  1.43%    2.15%         0.94%/(7)/ 1.96%    1.86%    1.81%   2.02%/(7)/
Expenses /(5)/(6)/
   Expenses after custodian fee
      reduction /(5)/                  1.24%/(7)/ 1.82%/(7)/  1.41%    2.13%         0.90%/(7)/ 1.92%      --       --       --
   Net investment income               3.92%/(7)/ 3.34%/(7)/  4.03%    3.39%         4.82%/(7)/ 3.69%    3.45%    3.31%   2.34%/(7)/
Net investment income per share     $ 0.198    $ 0.169     $ 0.406  $ 0.334       $ 0.083    $ 0.374  $ 0.346  $ 0.317 $ 0.229
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, January 21, 1997, to March 31, 1997.

/(3)/ For the period from the start of business, April 16, 1993, to March 31, 1994.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/  Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                         Florida Limited Fund
                                        ---------------------------------------------------------------------------
                                            Six Months Ended
                                            September 30, 1998                           Year Ended March 31,
                                                                             -------------------------------------------------
                                            (Unaudited)(1)                           1998                     1997
                                        ---------------------------------    -------------------------------------------------
                                         Class       Class        Class        Class     Class       Class           Class
                                           A           B            C            A         B          A(2)             B
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period  $10.290      $10.290      $ 9.730      $ 9.980   $ 9.980      $10.030        $10.170
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.227      $ 0.191      $ 0.179      $ 0.465   $ 0.391/(1)/ $ 0.357        $ 0.388
Net realized and unrealized gain (loss)   0.153        0.151        0.149        0.307     0.307       (0.049)        (0.185)
------------------------------------------------------------------------------------------------------------------------------
Total income from operations            $ 0.380      $ 0.342      $ 0.328      $ 0.772   $ 0.698      $ 0.308        $ 0.203
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income              $(0.230)     $(0.191)     $(0.188)     $(0.462)  $(0.388)     $(0.357)       $(0.388)
In excess of net investment income           --       (0.001)          --           --        --       (0.001)        (0.005)
From net realized gain                       --           --           --           --        --           --             --
------------------------------------------------------------------------------------------------------------------------------

Total distributions                     $(0.230)     $(0.191)     $(0.188)     $(0.462)  $(0.388)     $(0.358)       $(0.393)
------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period         $10.440      $10.440      $ 9.870      $10.290   $10.290      $ 9.980        $ 9.980
------------------------------------------------------------------------------------------------------------------------------

Total Return /(3)/                         3.56%        3.37%        3.42%        8.06%     7.08%        2.88%          2.05%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (000's omitted)                        $53,375      $ 6,964      $ 5,707      $50,116   $10,612      $34,321        $48,418
Ratios (As a percentage of
average daily net assets):
   Expenses /(4)/(5)/                      0.91%/(6)/   1.61%/(6)/   1.66%/(6)/   0.90%     1.66%        0.89%/(6)/     1.65%
   Expenses after custodian                0.88%/(6)/   1.58%/(6)/   1.63%/(6)/   0.88%     1.64%        0.87%/(6)/     1.63%
      fee reduction /(4)/
   Net investment income                   4.41%/(6)/   3.73%/(6)/   3.67%/(6)/   4.61%     3.84%        4.65%/(6)/     3.86%
Portfolio Turnover /(7)/                     --           --           --           --        --           --             --
------------------------------------------------------------------------------------------------------------------------------

                                        ------------------------------------
                                         1996        1995       1994
                                       -------------------------------------
                                        Class        Class        Class
                                          B            B            B
----------------------------------------------------------------------------
Net asset value -- Beginning of period   $ 10.080   $ 10.060     $ 10.360
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                    $  0.383   $  0.375     $  0.387
Net realized and unrealized gain (loss)     0.096      0.090       (0.200)
----------------------------------------------------------------------------
Total income from operations             $  0.479   $  0.465     $  0.187
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income               $ (0.383)  $ (0.375)    $ (0.387)
In excess of net investment income         (0.006)    (0.058)      (0.092)
From net realized gain                         --     (0.012)      (0.008)
----------------------------------------------------------------------------

Total distributions                      $ (0.389)  $ (0.445)    $ (0.487)
----------------------------------------------------------------------------

Net asset value-- End of period          $ 10.170   $ 10.080     $ 10.060
----------------------------------------------------------------------------

Total Return /(3)/                           4.78%      4.79%        1.68%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
 (000's omitted)                         $116,781   $149,581     $162,999
Ratios (As a percentage of
average daily net assets):
   Expenses /(4)/(5)/                        1.57%      1.50%        1.42%
   Expenses after custodian                  1.56%        --           --
      fee reduction /(4)/
   Net investment income                     3.74%      3.77%        3.57%
Portfolio Turnover /(7)/                       --         --            0%
----------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.
/(2)/ For the period from the start of business, June 27, 1996, to March 31,
      1997.
/(3)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(4)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(5)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(6)/ Annualized.
/(7)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                        Massachusetts Limited Fund
                                       ---------------------------------------------------------------------------------------------
                                          Six Months Ended
                                          September 30, 1998                                   Year Ended March 31,
                                                                            --------------------------------------------------------
                                          (Unaudited)/(1)/                            1998                        1997
                                       ---------------------------------    --------------------------------------------------------
                                        Class A      Class B     Class C      Class A      Class B       Class A/(2)/     Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period  $10.330       $10.330       $ 9.880      $ 9.990    $ 9.990         $ 9.940         $10.100
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.228       $ 0.188       $ 0.180      $ 0.457    $ 0.384/(1)/    $ 0.359         $ 0.378
Net realized and unrealized
   gain (loss)                            0.160         0.161         0.147        0.339      0.339           0.040/(3)/     (0.106)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations            $ 0.388       $ 0.349       $ 0.327      $ 0.796    $ 0.723         $ 0.399         $ 0.272
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income              $(0.228)      $(0.188)      $(0.185)     $(0.456)   $(0.383)        $(0.349)        $(0.382)
In excess of net investment
   income                                    --        (0.001)       (0.002)          --         --              --              --
From net realized gain                       --            --            --           --         --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                     $(0.228)      $(0.189)      $(0.187)     $(0.456)   $(0.383)        $(0.349)        $(0.382)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period        $10.490       $10.490       $10.020      $10.330    $10.330         $ 9.990         $ 9.990
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(4)/                          3.63%         3.43%         3.36%        8.29%      7.33%           3.83%           2.74%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $45,233       $ 4,474       $ 4,326      $43,575    $ 8,451         $23,995         $41,090
Ratios (As a percentage of
   average daily net assets):
   Expenses /(5)//(6)/                     0.94%/(7)/    1.71%/(7)/    1.70%/(7)/   0.96%      1.70%           0.91%/(7)/      1.68
   Expenses after custodian fee
      reduction /(5)/                      0.90%/(7)/    1.67%/(7)/    1.66%/(7)/   0.92%      1.66%           0.89%/(7)/      1.66
   Net investment income                   4.41%/(7)/    3.65%/(7)/    3.64%/(7)/   4.53%      3.85%           4.76%/(7)/      3.90%
Portfolio Turnover /(8)/                     --            --            --           --         --              --              --
------------------------------------------------------------------------------------------------------------------------------------


                                              1996        1995      1994
                                              ----------------------------------
                                              Class      Class      Class
                                                B          B          B
--------------------------------------------------------------------------------
Net asset value -- Beginning of period        $ 9.980    $  9.960   $ 10.270
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income                         $ 0.383    $  0.383   $  0.385
Net realized and unrealized
   gain (loss)                                  0.126       0.082     (0.197)
--------------------------------------------------------------------------------
Total income from operations                  $ 0.509    $  0.465   $  0.188
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income                    $(0.383)   $ (0.383)  $ (0.385)
In excess of net investment
   income                                      (0.006)     (0.055)    (0.095)
From net realized gain                             --      (0.007)    (0.018)
--------------------------------------------------------------------------------
Total distributions                           $(0.389)   $ (0.445)  $ (0.498)
--------------------------------------------------------------------------------

Net asset value -- End of period
--------------------------------------------------------------------------------

Total Return /(4)/                            $10.100    $  9.980   $  9.960
--------------------------------------------------------------------------------

Ratios/Supplemental Data                         5.08%       4.84%      1.75%
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $91,809    $113,338   $115,121
Ratios (As a percentage of
   average daily net assets):
   Expenses /(5)//(6)/                           1.60%       1.57%      1.46%
   Expenses after custodian fee
      reduction /(5)/                            1.58%         --         --
   Net investment income                         3.71%       3.89%      3.61%
Portfolio Turnover /(8)/                           --          --          2%
--------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, June 27, 1996, to March 31, 1997.

/(3)/ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/ Annualized.

/(8)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                            Michigan Limited Fund
                                      ------------------------------------------------------------------------------------------
                                      Six Months Ended
                                      September 30, 1998                       Year Ended March 31,
                                                              ------------------------------------------------------------------
                                      (Unaudited)/(1)/                  1998                      1997              1996
                                      ---------------------   ------------------------------------------------------------------
                                      Class A      Class B       Class A   Class B   Class A/(3)/      Class B     Class B
--------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of
   period                             $10.040      $10.040       $ 9.740   $ 9.740      $ 9.740        $ 9.730     $ 9.630
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.211      $ 0.180       $ 0.430   $ 0.357/(1)/ $ 0.201        $ 0.382     $ 0.383
Net realized and unrealized gain
   (loss)                               0.132        0.130         0.329     0.329        0.001          0.012       0.090
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations          $ 0.343      $ 0.310       $ 0.759   $ 0.686      $ 0.202        $ 0.394     $ 0.473
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.211)     $(0.190)      $(0.430)  $(0.386)     $(0.201)       $(0.384)    $(0.373)
In excess of net investment income     (0.012)          --        (0.029)       --       (0.001)            --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                   $(0.223)     $(0.190)      $(0.459)  $(0.386)     $(0.202)       $(0.384)    $(0.373)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period       $10.160      $10.160       $10.040   $10.040      $ 9.740        $ 9.740     $ 9.730
--------------------------------------------------------------------------------------------------------------------------------

Total Return/(4)/                        3.28%        3.14%         8.23%     7.24%        1.89%          4.14%       4.95%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data/+/
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                           $10,145      $   774       $ 9,177   $ 1,839      $   406        $13,431     $18,705
Ratios (As a percentage of average
   daily net assets):
   Net expenses/(5)(6)/                  1.41%/(7)/   2.05%/(7)/    1.36%     2.04%        1.18%/(7)/     1.99%       1.78%
   Net expenses after custodian
      fee reduction/(5)/                 1.38%/(7)/   2.02%/(7)/    1.32%     2.00%        1.15%/(7)/     1.96%       1.75%
   Net investment income                 4.21%/(7)/   3.59%/(7)/    4.32%     3.72%        4.56%/(7)/     3.91%       3.92%
--------------------------------------------------------------------------------------------------------------------------------


                                      -----------------------------------------


                                      -----------------------------------------
                                      1995       1994/(2)/
                                      -----------------------------------------
                                       Class B   Class B
-------------------------------------------------------------------------------
Net asset value --  Beginning of
   period                              $ 9.650    $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income                  $ 0.364    $ 0.345
Net realized and unrealized gain
   (loss)                                0.030     (0.279)
-------------------------------------------------------------------------------
Total income from operations           $ 0.394    $ 0.066
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income             $(0.364)   $(0.345)
In excess of net investment income      (0.050)    (0.071)
-------------------------------------------------------------------------------
Total distributions                    $(0.414)   $(0.416)
-------------------------------------------------------------------------------

Net asset value-- End of period        $ 9.630    $ 9.650
-------------------------------------------------------------------------------

Total Return/(4)/                         4.24%      0.37%
-------------------------------------------------------------------------------

Ratios/Supplemental Data/+/
-------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                            $26,048    $26,788
Ratios (As a percentage of average
   daily net assets):
   Net expenses/(5)(6)/                   1.55%      1.91%/(7)/
   Net expenses after custodian
      fee reduction/(5)/                    --         --
   Net investment income                  3.82%      3.56%/(7)/
-------------------------------------------------------------------------------
/+/  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
     Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses (5)                          1.66%       2.63%/(7)/
   Net investment income                 3.71%       2.84%/(7)/
Net investment income per share        $0.354     $ 0.275
-------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.
/(2)/ For the period from the start of business, April 16, 1993, to March 31,
      1994.
/(3)/ For the period from the start of business, October 22, 1996, to March 31,
      1997.
/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(7)/ Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                   New Jersey Limited Fund
                                        --------------------------------------------------------------------------------------------
                                        Six Months Ended
                                        September 30, 1998                                Year Ended March 31,
                                        (Unaudited)/(1)/                 -----------------------------------------------------------
                                                                                  1998                              1997
                                        -----------------------          -----------------------------------------------------------
                                        Class A         Class B          ClassA         Class B         ClassA/(2)/     Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--  Beginning of period  $10.350         $10.350          $10.070        $10.070         $ 9.960         $10.110
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.232         $ 0.191          $ 0.464        $ 0.391/(1)/    $ 0.362         $ 0.375
Net realized and unrealized gain (loss)   0.140           0.142            0.279          0.279           0.102/(3)/     (0.026)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations            $ 0.372         $ 0.333          $ 0.743        $ 0.670         $ 0.464         $ 0.349
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income              $(0.232)        $(0.191)         $(0.463)       $(0.390)        $(0.354)        $(0.389)
In excess of net investment income           --          (0.002)              --             --              --              --
From net realized gain                       --              --               --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                     $(0.232)        $(0.193)         $(0.463)       $(0.390)        $(0.354)        $(0.389)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period         $10.490         $10.490          $10.350        $10.350         $10.070         $10.070
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(4)/                         3.45%           3.26%            7.69%          6.73%           4.48%           3.53%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                             $38,322         $ 4,064          $35,879        $ 8,620         $22,230         $34,691
Ratios (As a percentage of average
   daily net assets):
   Expenses/(5)//(6)/                      0.95%/(7)/      1.73%/(7)/       0.99%          1.72%           0.88%/(7)/      1.69%
   Expenses after custodian fee            0.95%/(7)/      1.73%/(7)/       0.98%          1.71%           0.85%/(7)/      1.66%
      reduction (5)
   Net investment income                   4.46%/(7)/      3.69%/(7)/       4.56%          3.85%           4.75%/(7)/      3.90%
------------------------------------------------------------------------------------------------------------------------------------

                                        --------------------------------------
                                           1996       1995       1994
                                        --------------------------------------
                                         Class B    Class B     Class B
------------------------------------------------------------------------------
Net asset value--  Beginning of period   $10.020    $10.030     $10.350
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                    $ 0.383    $ 0.370     $ 0.374
Net realized and unrealized gain (loss)    0.093      0.068      (0.216)/(3)/
------------------------------------------------------------------------------
Total income from operations             $ 0.476    $ 0.438     $ 0.158
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income               $(0.383)   $(0.370)    $(0.374)
In excess of net investment income        (0.003)    (0.060)     (0.092)
From net realized gain                        --     (0.018)     (0.012)
------------------------------------------------------------------------------
Total distributions                      $(0.386)   $(0.448)    $(0.478)
------------------------------------------------------------------------------

Net asset value-- End of period          $10.110    $10.020     $10.030
------------------------------------------------------------------------------

Total Return /(4)/                          4.79%      4.53%       1.44%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                              $78,039    $93,361     $99,743
Ratios (As a percentage of average
   daily net assets):
   Expenses/(5)//(6)/                       1.60%      1.56%       1.51%
   Expenses after custodian fee             1.58%        --          --
      reduction /(5)/
   Net investment income                    3.77%      3.73%       3.50%
------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, June 27, 1996, to March 31, 1997.

/(3)/ The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/  Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                             New York Limited Fund
                                         -------------------------------------------------------------------------------------------
                                              Six Months Ended
                                             September 30, 1998                                Year Ended March 31,
                                                                                  --------------------------------------------------
                                              (Unaudited)/(1)/                              1998                    1997
                                         ------------------------------------     --------------------------------------------------

                                         Class A         Class B      Class C       Class A   Class B       Class A/(2)/  Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--   Beginning of period  $ 10.510        $10.510      $ 9.950       $10.040   $10.040       $10.000       $10.150
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                    $  0.230       $ 0.191       $ 0.178       $ 0.461   $ 0.388/(1)/  $ 0.357        $ 0.387
Net realized and unrealized gain (loss)     0.200         0.201         0.191         0.470     0.470         0.035/(3)/    (0.109)
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations             $  0.430       $ 0.392       $ 0.369       $ 0.931   $ 0.858       $ 0.392        $ 0.278
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income               $ (0.230)      $(0.191)      $(0.180)      $(0.461)  $(0.388)      $(0.352)       $(0.387
In excess of net investment income             --        (0.001)       (0.009)           --        --            --         (0.001)
From net realized gain                         --            --            --            --        --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                      $ (0.230)      $(0.192)      $(0.180)      $(0.461)  $(0.388)      $(0.352)       $(0.388)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period          $ 10.710       $10.710       $10.130       $10.510   $10.510       $10.040        $10.040
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(4)/                            3.98%         3.78%         3.76%         9.61%     8.65%         3.74%          2.79%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                              $ 60,469       $ 6,345       $ 2,736       $59,442   $12,220       $35,932        $60,097
Ratios (As a percentage of
   average daily net assets):
   Expenses/(5)//(6)/                        0.93%/(7)/    1.70%/(7)/    1.70%/(7)/    0.93%     1.70%         0.88%/(7)/     1.63%
   Expenses after custodian
      fee reduction/(5)/                     0.93%/(7)/    1.70%/(7)/    1.70%/(7)/     0.91%    1.68%         0.86%/(7)/     1.61%
   Net by investment income                  4.37%/(7)/    3.64%/(7)/    3.57%/(7)/     4.50%    3.77%         4.67%/(7)/     3.84%
------------------------------------------------------------------------------------------------------------------------------------

                                        ----------------------------------
                                          1996         1995        1994
                                        ----------------------------------
                                        Class B      Class B     Class B
---------------------------------------------------------------------------
Net asset value--   Beginning of per    $ 10.030     $ 10.040    $ 10.360
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income                   $  0.374     $  0.378    $  0.387
Net realized and unrealized gain (loss     0.135        0.049      (0.219)
---------------------------------------------------------------------------
Total income from operations            $  0.509     $  0.427    $  0.168
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income              $ (0.374)    $ (0.378)   $ (0.387)
In excess of net investment income        (0.015)      (0.055)     (0.093)
From net realized gain                        --       (0.004)     (0.008)
---------------------------------------------------------------------------
Total distributions                     $ (0.389)    $ (0.437)   $ (0.488)
---------------------------------------------------------------------------

Net asset value-- End of period         $ 10.150     $ 10.030    $ 10.040
---------------------------------------------------------------------------

Total Return/(4)/                           5.12%        4.41%       1.46%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                             $133,846     $166,691    $178,251
Ratios (As a percentage of
   average daily net assets):
   Expenses/(5)//(6)/                       1.57%        1.51%       1.40%
   Expenses after custodian
      fee reduction/(5)/                    1.55%          --          --
   Net by investment income                 3.66%        3.81%       3.56%
---------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, June 27, 1996, to March 31, 1997.

/(3)/ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/  Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                              Ohio Limited Fund
                                      -------------------------------------------------------------------------------------------
                                      Six Months Ended
                                      September 30, 1998                                            Year Ended March 31,
                                                                   --------------------------------------------------------------
                                      (Unaudited)(1)                    1998                      1997             1996
                                      -------------------------------------------------------------------------------------------
                                      Class         Class          Class     Class        Class          Class     Class
                                      A             B              A         B            A/(3)/         B         B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                             $10.140       $ 10.140       $ 9.820   $ 9.820      $ 9.860        $ 9.840   $ 9.730
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.230       $  0.195       $ 0.461   $ 0.389/(1)/ $ 0.205        $ 0.408   $ 0.398
Net realized and unrealized gain
   (loss)                               0.116          0.113         0.331     0.331       (0.037)        (0.033)    0.085
---------------------------------------------------------------------------------------------------------------------------------
Total income from operations          $ 0.346       $  0.308       $ 0.792   $ 0.720      $ 0.168        $ 0.375   $ 0.483
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.230)      $ (0.198)      $(0.461)  $(0.400)     $(0.205)       $(0.395)  $(0.373)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income     (0.006)            --        (0.011)       --       (0.003)            --        --
Total distributions                   $(0.236)      $ (0.198)      $(0.472)  $(0.400)     $(0.208)       $(0.395)  $(0.373)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period       $10.250       $ 10.250       $10.140   $10.140      $ 9.820        $ 9.820   $ 9.840
---------------------------------------------------------------------------------------------------------------------------------
Total Return/(4)/                        3.27%          3.08%         8.40%     7.43%        1.51%          3.89%     5.07%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                           $20,057       $  3,233       $18,114   $ 4,249      $   952        $24,587   $29,759
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Net expenses/(5)/(6)/                 1.04%/(7)/     1.75%/(7)/    1.11%     1.80%        1.08%/(7)/     1.84%     1.67%
   Net expenses after custodian
      fee reduction/(5)/                 1.02%/(7)/     1.73%/(7)/      --        --         1.05%/(7)/     1.81%     1.65%
   Net investment income                 4.54%/(7)/     3.83%/(7)/    4.57%     3.92%        4.75%/(7)/     4.06%     4.04%
---------------------------------------------------------------------------------------------------------------------------------
                                                   -----------------------
                                                   1995       1994/(2)/
                                                   -----------------------
                                                   Class      Class
                                                   B          B
--------------------------------------------------------------------------
Net asset value--  Beginning of
   period                                          $ 9.730    $10.000
--------------------------------------------------------------------------
Income (loss) from operations
--------------------------------------------------------------------------
Net investment income                              $ 0.382    $ 0.354
Net realized and unrealized gain
   (loss)                                            0.032     (0.194)
--------------------------------------------------------------------------
Total income from operations                       $ 0.414    $ 0.160
--------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------
From net investment income                         $(0.382)   $(0.354)
In excess of net investment income                  (0.032)    (0.076)
--------------------------------------------------------------------------
Total distributions                                $(0.414)   $(0.430)
--------------------------------------------------------------------------
Net asset value-- End of period                    $ 9.730    $ 9.730
--------------------------------------------------------------------------
Total Return/(4)/                                     4.41%      1.23%
--------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                        $34,279    $32,002
--------------------------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Net expenses/(5)(6)/                               1.49%      1.03%/(7)/
   Net expenses after custodian
      fee reduction/(5)/                                --         --
   Net investment income                              3.95%      3.53%/(7)/
--------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
   Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses /(5)/                                                                                           1.60%      1.63%/(7)/
   Net investment income                                                                                    3.84%      2.93%/(7)/
Net investment income per share                                                                          $ 0.371    $ 0.293
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, April 16, 1993, to March 31, 1994.

/(3)/ For the period from the start of business, October 22, 1996, to March 31, 1997.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/  Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                  Pennsylvania Limited Fund
                                  ------------------------------------------------------------------------------
                                      Six Months Ended
                                      September 30, 1998                                    Year Ended March 31,
                                                                    --------------------------------------------------
                                            (Unaudited)/(1)/              1998                     1997          1996
                                 --------------------------------   --------------------------------------------------
                                 Class A     Class B      Class C   Class A  Class B  Class A/(2)/ Class B  Class B
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                     $10.550     $10.550      $9.980    $10.100  $10.100     $10.030     $10.190  $10.090
----------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income            $ 0.242     $ 0.203      $0.189    $ 0.481  $ 0.407/(1)/$ 0.371     $ 0.392  $ 0.388
Net realized and unrealized
   gain (loss)                     0.096       0.096       0.097      0.445    0.445       0.063/(3)/ (0.081)   0.110
----------------------------------------------------------------------------------------------------------------------
Total income from operations     $ 0.338     $ 0.299      $0.286    $ 0.926  $ 0.852     $ 0.434     $ 0.311  $ 0.498
----------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income       $(0.238)    $(0.199)    $(0.196)   $(0.476) $(0.407)    $(0.364)    $(0.401) $(0.388)
In excess of net investment
   income                             --          --          --         --       --          --          --   (0.010)
From net realized gain                --          --          --         --       --          --          --       --
----------------------------------------------------------------------------------------------------------------------
Total distributions              $(0.230)    $(0.199)    $(0.196)   $(0.476) $(0.407)    $(0.364)    $(0.401) $(0.398)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- End of
   period                        $10.650     $10.650     $10.070    $10.550  $10.550    $10.100     $10.100  $10.190
----------------------------------------------------------------------------------------------------------------------
Total Return/(4)/                   3.06%       2.87%       2.91%      9.52%    8.55%      4.15%       3.12%    4.98%
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of
   (000's omitted)               $43,248     $ 4,922     $ 5,375    $43,961  $ 8,277    $27,907     $33,971  $84,407
Ratios (As a percentage of
   average daily net assets):
   Expenses/(5)(6)/                 0.95%/(7)/  1.69%/(7)/  1.73%/(7)/ 0.97%    1.71%      0.90%/(7)/  1.69%    1.62%
   Expenses after custodian fee
      reduction/(5)/                0.94%/(7)/  1.68%/(7)/  1.72%/(7)/ 0.95%    1.69%      0.88%/(7)/  1.67%    1.60%
   Net investment income            4.58%/(7)/  3.84%/(7)/  3.78%/(7)/ 4.67%    3.95%      4.83%/(7)/  4.05%    3.79%
----------------------------------------------------------------------------------------------------------------------

                                ------------------
                                Year Ended March 31,
                                -------------------
                                  1995     1994
                                -------------------
                                Class B  Class B
---------------------------------------------------
Net asset value -- Beginning
   of period                     10.100  $ 10.390
---------------------------------------------------
Income (loss) from operations
---------------------------------------------------
Net investment income             0.374  $  0.399
Net realized and unrealized
   gain (loss)                    0.065    (0.195)
---------------------------------------------------
Total income from operations      0.439  $  0.204
--------------------------------------------------
Less distributions
--------------------------------------------------
From net investment income       (0.374) $ (0.399)
In excess of net investment
   income                        (0.069)   (0.083)
From net realized gain           (0.006)   (0.012)
---------------------------------------------------
Total distributions              (0.449) $ (0.494)
---------------------------------------------------
Net asset value -- End of
   period                        10.090  $ 10.100
---------------------------------------------------
Total Return/(4)/                  4.50%     1.89%
---------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------
Net assets, end of
   (000's omitted)              103,553  $109,515
Ratios (As a percentage of
   average daily net assets):
   Expenses/(5)(6)/                1.57%     1.45%
   Expenses after custodian fee
      reduction/(5)/                 --        --
   Net investment income           3.75%     3.63%
---------------------------------------------------

/(1)/ Net investment income per share was computed using average shares outstanding.

/(2)/ For the period from the start of business, June 27, 1996, to March 31, 1997.

/(3)/ The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

/(4)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(5)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(6)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(7)/  Annualized.

                       See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

/1/Significant Accounting Policies
  ------------------------------------------------------------------------------

   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of ten Funds, nine of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund ("California Limited Fund"), Eaton Vance Connecticut Limited Maturity Municipals Fund ("Connecticut Limited Fund"), Eaton Vance Florida Limited Maturity Municipals Fund ("Florida Limited Fund"), Eaton Vance Massachusetts Limited Maturity Municipals Fund ("Massachusetts Limited Fund"), Eaton Vance Michigan Limited Maturity Municipals Fund ("Michigan Limited Fund"), Eaton Vance New Jersey Limited Maturity Municipals Fund ("New Jersey Limited Fund"), Eaton Vance New York Limited Maturity Municipals Fund ("New York Limited Fund"), Eaton Vance Ohio Limited Maturity Municipals Fund ("Ohio Limited Fund") and Eaton Vance Pennsylvania Limited Maturity Municipals Fund ("Pennsylvania Limited Fund"). The Funds may offer three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Michigan Limited Fund invests its assets in the Michigan Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (100% at September 30, 1998 for each Fund except Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund which were 98.6%, 98.8% and 99.4%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1998, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

   Fund                                      Amount           Expires
  ---------------------------------------------------------------------------
   California Limited Fund                   $      49,293    March 31, 2005
                                                 2,010,530    March 31, 2004
                                                   475,581    March 31, 2003
   Connecticut Limited Fund                            595    March 31, 2006
                                                     2,392    March 31, 2005
                                                   298,644    March 31, 2004
                                                   252,091    March 31, 2003
                                                     6,885    March 31, 2002
   Florida Limited Fund                            355,606    March 31, 2006
                                                   133,020    March 31, 2005
                                                 2,955,585    March 31, 2004
                                                   821,550    March 31, 2003
   Massachusetts Limited Fund                      197,971    March 31, 2006
                                                    30,086    March 31, 2005
                                                 1,533,591    March 31, 2004
                                                   542,710    March 31, 2003
                                                        58    March 31, 2002
   Michigan Limited Fund                           128,453    March 31, 2006
                                                   910,654    March 31, 2004
                                                   528,400    March 31, 2003
   New Jersey Limited Fund                         213,255    March 31, 2006
                                                 1,767,217    March 31, 2004
                                                   499,031    March 31, 2003
   New York Limited Fund                            20,866    March 31, 2005
                                                 1,811,459    March 31, 2004
                                                   111,328    March 31, 2003
   Ohio Limited Fund                               762,343    March 31, 2004
                                                   609,260    March 31, 2003
   Pennsylvania Limited Fund                        25,743    March 31, 2005
                                                 1,539,765    March 31, 2004
                                                    54,042    March 31, 2003

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

/2/Distributions to Shareholders
   ---------------------------------------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1999, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

/3/Shares of Beneficial Interest
   ---------------------------------------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                              California Limited Fund
                                   ---------------------------------------------
                                       Six Months Ended
                                       September 30, 1998    Year Ended
     Class A                           (Unaudited)           March 31, 1998
     ---------------------------------------------------------------------------
     Sales                                         39,939                --

     Issued to shareholders
      electing to
      receive payment of
      distribution in
      Fund shares                                  23,612               35,206

     Redemptions                                 (324,049)            (822,966)

     Exchange to Class A shares                   203,192            1,807,527

     Issued to EV Traditional
      California Limited Fund
      Shareholders                                303,260                   --
     ---------------------------------------------------------------------------
     Net increase                                 245,954            1,019,767
     ---------------------------------------------------------------------------

                                              California Limited Fund
                                   ---------------------------------------------
                                       Six Months Ended
                                       September 30, 1998    Year Ended
     Class B                           (Unaudited)           March 31, 1998
     ---------------------------------------------------------------------------
     Sales                                         54,864               85,408

     Issued to shareholders
      electing to
      receive payment of
      distribution in
      Fund shares                                   3,709               27,495

     Redemptions                                  (62,969)            (335,075)

     Exchange to Class A shares                  (203,192)          (1,807,527)
     ---------------------------------------------------------------------------

     Net increase                                (207,588)          (2,029,699)
     ---------------------------------------------------------------------------

                                              Connecticut Limited Fund
                                   ---------------------------------------------
                                       Six Months Ended
                                       September 30, 1998    Year Ended
     Class A                           (Unaudited)           March 31, 1998
     ---------------------------------------------------------------------------
     Sales                                        30,751                --

     Issued to shareholders
      electing to
      receive payment of
      distribution in
      Fund shares                                  7,294             6,706

     Redemptions                                 (63,580)         (122,878)

     Exchange to Class A shares                   60,498           653,370

     Issued to EV Traditional
      California Limited Fund
      Shareholders                               105,182                --
     ---------------------------------------------------------------------------
     Net increase                                140,145           537,198
     ---------------------------------------------------------------------------

                                     Six Months Ended
                                     September 30, 1998    Year Ended
     Class B                         (Unaudited)           March 31, 1998
     ---------------------------------------------------------------------------
     Sales                                       18,859            39,260

     Issued to shareholders
      electing to receive payment of
      distribution in
      Fund shares                                 2,585            14,858

     Redemptions                                (29,510)         (195,469)

     Exchange to Class A shares                 (60,498)         (653,370)
     ---------------------------------------------------------------------------

     Net decrease                               (68,564)         (794,721)
     ---------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

                                             Florida Limited Fund
                                   ----------------------------------------
                                     Six Months Ended
                                     September 30, 1998    Year Ended
     Class A                         (Unaudited)           March 31, 1998
     ----------------------------------------------------------------------
     Sales                                      54,698                --

     Issued to shareholders
      electing to
      receive payment of
      distribution in
      Fund shares                               38,890            71,474

     Redemptions                              (600,430)       (2,067,316)

     Exchange to Class A shares                311,168         3,424,984

     Issued to EV Traditional
      Florida Limited Fund
      Shareholders                             439,652                --
     ----------------------------------------------------------------------

     Net increase                              243,978         1,429,142
     ----------------------------------------------------------------------

                                     Six Months Ended
                                     September 30, 1998    Year Ended
     Class B                         (Unaudited)           March 31, 1998
     ----------------------------------------------------------------------
     Sales                                       27,528           105,262

     Issued to shareholders
      electing to receive payment of
      distribution in
      Fund shares                                 4,642            52,346

     Redemptions                                (84,806)         (554,732)

     Exchange to Class A shares                (311,168)       (3,424,984)
     ----------------------------------------------------------------------

     Net decrease                              (363,804)       (3,822,108)
     ----------------------------------------------------------------------

                                     Six Months Ended
                                     September 30, 1998
     Class C                         (Unaudited)
     ---------------------------------------------------
     Sales                                      49,859

     Issued to shareholders
      electing to
      receive payment of
      distribution in
     Fund shares                                 6,620

     Redemptions                              (151,145)

     Issued to EV Classic Florida
      Limited Fund Shareholders                673,148
     ---------------------------------------------------

     Net increase                              578,482
     ---------------------------------------------------

                                          Massachusetts Limited Fund
                                   ----------------------------------------
                                     Six Months Ended
                                     September 30, 1998    Year Ended
     Class A                         (Unaudited)           March 31, 1998
     ----------------------------------------------------------------------
     Sales                                     155,456                 --

     Issued to shareholders
      electing to
      receive payment of
      distribution in
      Fund shares                               43,127             77,012

     Redemptions                              (416,611)        (1,097,974)

     Exchange to Class A shares                311,366          2,840,002
     ----------------------------------------------------------------------

     Net increase                               93,338          1,819,040
     ----------------------------------------------------------------------

                                     Six Months Ended
                                     September 30, 1998    Year Ended
     Class B                         (Unaudited)           March 31, 1998
     ----------------------------------------------------------------------
     Sales                                      28,611            52,696

     Issued to shareholders
      electing to receive payment of
      distribution in
      Fund shares                                7,672            54,876

     Redemptions                              (116,873)         (561,592)

     Exchange to Class A shares               (311,366)       (2,840,002)
     ----------------------------------------------------------------------

     Net decrease                             (391,956)       (3,294,022)
     ----------------------------------------------------------------------

                                     Six Months Ended
                                     September 30, 1998
     Class C                         (Unaudited)
     ----------------------------------------------------
     Sales                                      39,829

     Issued to shareholders
     electing to
     receive payment of
     distribution in
     Fund shares                                 7,262

     Redemptions                               (66,708)

     Issued to EV Classic
      Massachusetts Limited Fund
      Shareholders                             451,136
     ----------------------------------------------------

     Net increase                              431,519
     ----------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

                                       Michigan Limited Fund
                               -------------------------------------
                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class A                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                       15,663              --

Issued to shareholders
 electing to receive payment of
 distribution in
 Fund shares                                10,034           9,875

Redemptions                               (128,385)       (156,656)

Exchange to Class A shares                  98,475       1,018,871

Issued to EV Traditional
 Michigan Limited Fund
 Shareholders                               89,196              --
--------------------------------------------------------------------

Net increase                                84,983         872,090
--------------------------------------------------------------------

                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class B                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                        9,209         28,674

Issued to shareholders
 electing to receive payment of
 distribution in
 Fund shares                                 1,962         18,182

Redemptions                                (19,585)      (223,733)

Exchange to Class A shares                 (98,475)    (1,018,871)
--------------------------------------------------------------------

Net decrease                              (106,889)    (1,195,748)
--------------------------------------------------------------------

                                      New Jersey Limited Fund
                               -------------------------------------
                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class A                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                       26,464              --

Issued to shareholders
 electing to receive payment of
 distribution in
 Fund shares                                44,412          71,798

Redemptions                               (354,271)     (1,126,637)

Exchange to Class A shares                 389,154       2,312,029

Issued to EV Traditional
 New Jersey Limited Fund
 Shareholders                               81,047              --
--------------------------------------------------------------------

Net increase                               186,806       1,257,190
--------------------------------------------------------------------

                                      New Jersey Limited Fund
                               -------------------------------------
                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class B                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                        40,490        116,912

Issued to shareholders
 electing to receive payment of
 distribution in                              9,129         56,169
 Fund shares

Redemptions                                (106,136)      (474,069)

Exchange to Class A shares                 (389,154)    (2,312,029)
--------------------------------------------------------------------

Net decrease                               (445,671)    (2,613,017)
--------------------------------------------------------------------

                                       New York Limited Fund
                               -------------------------------------
                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class A                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                      162,558             --

Issued to shareholders
 electing to receive payment of
 distribution in
 Fund shares                                60,970        110,830

Redemptions                               (756,999)    (1,864,566)

Exchange to Class A shares                 471,787      3,833,043

Issued to EV Traditional New
 York Limited Fund Shareholders             51,712             --
--------------------------------------------------------------------

Net increase (decrease)                     (9,972)     2,079,307
--------------------------------------------------------------------

                                 Six Months Ended
                                 September 30, 1998 Year Ended
Class B                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------
Sales                                       37,483        112,437

Issued to shareholders
 electing to receive payment of
 distribution in
 Fund shares                                11,073         79,378

Redemptions                               (147,453)    (1,178,702)

Exchange to Class A shares                (471,787)    (3,833,043)
--------------------------------------------------------------------

Net increase                              (570,684)    (4,819,930)
--------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

                                 New York Limited Fund
                               ------------------------
                                  Six Months Ended
                                  September 30, 1998
Class C                           (Unaudited)
----------------------------------------------------
Sales                                     69,959

Issued to shareholders
electing to receive payment of
distribution in Fund shares                3,332

Redemptions                              (32,923)

Issued to EV Classic New York
Limited Fund Shareholders                229,639
----------------------------------------------------

Net increase                             270,007
----------------------------------------------------

                                         Ohio Limited Fund
                              ---------------------------------------
                                Six Months Ended
                                September 30, 1998     Year Ended
Class A                         (Unaudited)            March 31, 1998
---------------------------------------------------------------------
Sales                                     24,446               --

Issued to shareholders
 electing to receive payment of
 distribution in Fund shares              25,811           27,898

Redemptions                             (152,385)        (286,153)

Exchange to Class A shares               108,389        1,947,200

Issued to EV Traditional Ohio
 Limited Fund Shareholders               164,848               --
---------------------------------------------------------------------

Net increase                             171,109        1,688,945
---------------------------------------------------------------------

                                 Six Months Ended
                                 September 30, 1998     Year Ended
Class B                          (Unaudited)          March 31, 1998
---------------------------------------------------------------------
Sales                                  29,291              40,352

Issued to shareholders
 electing to receive payment of
 distribution in Fund shares            4,579              37,539

Redemptions                           (29,007)           (215,277)

Exchange to Class A shares           (108,389)         (1,947,200)
---------------------------------------------------------------------

Net decrease                         (103,526)         (2,084,586)
---------------------------------------------------------------------

                                      Pennsylvania Limited Fund
                               --------------------------------------
                                Six Months Ended
                                September 30, 1998      Year Ended
Class A                         (Unaudited)           March 31, 1998
---------------------------------------------------------------------
Sales                                   58,563                  --

Issued to shareholders electing
 to receive payment of
 distribution in Fund shares            37,093              65,498

Redemptions                           (465,731)           (947,640)

Exchange to Class A shares             262,580           2,286,266
---------------------------------------------------------------------

Net increase (decrease)               (107,495)          1,404,124
---------------------------------------------------------------------

                               Six Months Ended
                               September 30, 1998      Year Ended
Class B                        (Unaudited)             March 31, 1998
---------------------------------------------------------------------
Sales                                   15,265               62,800

Issued to shareholders
 electing to receive payment of
 distribution in Fund shares             7,562               43,872

Redemptions                            (82,954)            (399,781)

Exchange to Class A shares            (262,580)          (2,286,266)
---------------------------------------------------------------------

Net decrease                          (322,707)          (2,579,375)
---------------------------------------------------------------------

                                   Six Months Ended
                                   September 30, 1998
Class C                            (Unaudited)
------------------------------------------------------
Sales                                     35,173

Issued to shareholders
 electing to receive payment of
 distribution in Fund shares               7,502

Redemptions                              (23,088)

Issued to EV Classic
 Pennsylvania Limited Fund
 Shareholders                            514,215
------------------------------------------------------

Net increase                             533,802
------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

/4/Transactions with Affiliates
  ------------------------------------------------------------------------------

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5). Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $67, $237, $127, $0, $0, $56, $200, $59 and $48 as it
   portion of the sales charge on sales of Class A shares from California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 1998.

  Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

/5/Distribution and Service Plans
  ------------------------------------------------------------------------------

   Each Fund has adopted a distribution plan ("Class B Plans" and "Class C Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plans")(collectively the "Plans"). The Plans require the Funds to pay the principal underwriter, EVD amounts equal to 1/365 of 0.75% of each Fund's Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Fund's net assets. For the six months ended September 30, 1998, California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $15,840, $7,933, $31,386, $24,146, $4,717, $23,970, $33,121, $13,720 and $24,891,
   respectively, for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $24,026, $16,187, $9,547, and $19,545, respectively, for Class C shares, to or payable to EVD representing 0.75% of average daily net assets attributable to Class B and Class C shares. At September 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $258,000, $210,000, $541,000, $287,000, $346,000, $290,000,
   $385,000, $447,000 and $186,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $3,894,000, $849,000, $1,019,000 and $1,839,000,
   respectively, for Class C shares.

  In addition, the Plans permit all classes of each Fund to make monthly payments of service fees to EVD, Authorized Firms and other persons in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plans require Florida Limited Fund,

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

   Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of each Fund's average daily net assets attributable to Class C shares for any fiscal year. For the six months ended September 30, 1998, California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $21,749, $8,000, $38,443, $28,557, $7,444, $23,574, $38,698, $14,944 and $25,488,
   respectively, for Class A shares, and $507, $675, $3,811, $4,570, $544,
   $5,032, $5,912, $1,878 and $3,708, respectively, for Class B shares. For the six months ended September 30, 1998, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $4,590, $3,237, $1,910 and $3,909, respectively, for Class C shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts.

   Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

/6/Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------

   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within four years of purchase, and on Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 1998, EVD received approximately $3,000, $800, $3,000, $6,000, $0, $13,000, $10,000, $600 and $3,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund and $100, $100, $100 and $200, respectively, for Class C shares, of CDSC paid by shareholders of Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund.

/7/Investment Transactions
  ------------------------------------------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 1998 were as follows:

   California Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  3,097,276
   Decreases                                                   (6,637,868)

   Connecticut Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  1,172,053
   Decreases                                                   (1,793,966)

   Florida Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  4,594,657
   Decreases                                                  (13,137,060)

   Massachusetts Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  5,571,471
   Decreases                                                  (10,106,639)

   Michigan Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  1,268,924
   Decreases                                                   (2,684,334)

   New Jersey Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  4,820,266
   Decreases                                                   (9,449,929)

   New York Limited Fund
  ------------------------------------------------------------------------------
   Increases                                                 $  7,964,604
   Decreases                                                  (15,848,271)

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

     Ohio Limited Fund
     ------------------------------------------------------------------------
     Increases                                                $    1,693,294
     Decreases                                                    (3,223,979)

     Pennsylvania Limited Fund
     ------------------------------------------------------------------------

     Increases                                                $    4,243,372
     Decreases                                                   (10,074,350)

/8/  Transfer of Net Assets
     ------------------------------------------------------------------------

     Effective on April 1, 1998, Class I and Class II shares of EV Marathon California Limited Fund, EV Marathon Connecticut Limited Fund, EV Marathon Florida Limited Fund, EV Marathon Massachusetts Limited Fund, EV Marathon Michigan Limited Fund, EV Marathon New Jersey Limited Fund, EV Marathon New York Limited Fund, EV Marathon Ohio Limited Fund, and EV Marathon Pennsylvania Limited Fund were designated Class B and Class A shares, respectively. In addition, the Funds acquired the net assets of EV Traditional California Limited Fund, EV Traditional Connecticut Limited Fund, EV Traditional Florida Limited Fund, EV Traditional Michigan Limited Fund, EV Traditional New Jersey Limited Fund, EV Traditional New York Limited Fund, and EV Traditional Ohio Limited Fund as well as the net assets of EV Classic Florida Limited Fund, EV Classic Massachusetts Limited Fund, EV Classic New York Limited Fund, and EV Classic Pennsylvania Limited Fund, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares and Class C shares as follows:

                                    Class A shares     Aggregate value        Net asset value
       Fund                             issued         of shares issued          per share
       ---------------------------------------------------------------------------------------
       California Limited Fund          303,260          $3,133,613               $10.33
       Connecticut Limited Fund         105,182           1,063,816                10.11
       Florida Limited Fund             439,652           4,524,349                10.29
       Michigan Limited Fund             89,196             895,423                10.04
       New Jersey Limited Fund           81,047             839,250                10.35
       New York Limited Fund             51,712             543,752                10.51
       Ohio Limited Fund                164,848           1,671,340                10.14

                                    Class C shares     Aggregate value        Net asset value
       Fund                             issued         of shares issued          per share
       ----------------------------------------------------------------------------------------
        Florida Limited Fund            673,148           $6,552,371               $9.73
        Massachusetts Limited Fund      451,136            4,459,306                9.88
        New York Limited Fund           229,639            2,285,786                9.95
        Pennsylvania Limited Fund       514,215            5,132,765                9.98

    The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                     Class A and Class C        Class A and Class C
       Fund                          Acquired net assets      Unrealized appreciation
       ------------------------------------------------------------------------------
       California Limited Fund            $3,133,613                  $109,134
       Connecticut Limited Fund            1,063,816                    44,459
       Florida Limited Fund               11,076,720                   243,990
       Massachusetts Limited Fund          4,459,306                   166,397
       Michigan Limited Fund                 895,423                   113,532
       New Jersey Limited Fund               839,250                    57,157
       New York Limited Fund               2,829,538                   114,001
       Ohio Limited Fund                   1,671,340                   116,658
       Pennsylvania Limited Fund           5,132,765                   173,931

    Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares, Class B shares, and Class C shares were as follows:

                                                             Class A net       Class B net       Class C net
                                            Combined         asset value       asset value       asset value
       Fund                                net assets         per share         per share         per share
       ------------------------------------------------------------------------------------------------------
       California Limited Fund             $34,229,930        $ 10.33            $10.33           $     --
       Connecticut Limited Fund              9,628,721          10.11             10.11                 --
       Florida Limited Fund                 71,804,641          10.29             10.29               9.73
       Massachusetts Limited Fund           56,485,735          10.33             10.33               9.88
       Michigan Limited Fund                11,911,871          10.04             10.04                 --
       New Jersey Limited Fund              45,338,694          10.35             10.35                 --
       New York Limited Fund                74,492,033          10.51             10.51               9.95
       Ohio Limited Fund                    24,034,090          10.14             10.14                 --
       Pennsylvania Limited Fund            57,370,033          10.55             10.55               9.98

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted)   Security                        Value
--------------------------------------------------------------------------------
Cogeneration -- 4.8%
-------------------------------------------------------------------------------
 NR        BBB-     $1,500     Central Valley Financing
                               Authority, Cogeneration,
                               5.20%, 7/1/99                    $ 1,520,610
-------------------------------------------------------------------------------
                                                                $ 1,520,610
-------------------------------------------------------------------------------

Electric Utilities -- 6.8%
-------------------------------------------------------------------------------
 A2        A        $1,000     California Pollution
                               Control Financing
                               Authority, (San Diego Gas &
                               Electric), 5.90%, 6/1/14(1)      $ 1,142,140

 A2        A+        1,000     California Pollution
                               Control Financing
                               Authority, (Southern
                               California Edison Co.),
                               6.85%, 12/1/08                     1,048,750
-------------------------------------------------------------------------------
                                                                $ 2,190,890
-------------------------------------------------------------------------------

Escrowed / Prerefunded -- 22.0%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,500     ABAG Finance Authority
                               Certificates of
                               Participation, (Stanford
                               University Hospital),
                               (MBIA), Escrowed to
                               Maturity, 4.90%, 11/1/03         $ 1,592,145

 Aaa       AAA       1,000     ABAG Finance Authority
                               Certificates of
                               Participation, (Stanford
                               University Hospital),
                               (MBIA), Escrowed to
                               Maturity, 5.125%, 11/1/05          1,059,440

 NR        NR        1,400     California Health
                               Facilities, (Sisters of
                               Providence), Prerefunded to
                               10/1/00, 7.50%, 10/1/10            1,533,812

 NR        BBB-      1,000     Sacramento Cogeneration
                               Authority, (Procter &
                               Gamble), Prerefunded to
                               7/1/05, 6.50%, 7/1/21              1,175,900

 NR        AAA       1,500     San Bernadino, Certificates
                               of Participation,
                               Prerefunded to 8/1/01,
                               7.00%, 8/1/28                      1,672,080
-------------------------------------------------------------------------------
                                                                $ 7,033,377
-------------------------------------------------------------------------------

Hospital -- 4.6%
-------------------------------------------------------------------------------
 NR        NR       $  380     Eastern Plumas Health Care,
                               (District Hospital), 7.50%,
                               8/1/07                           $   414,797

 NR        NR          300     San Benito Health Care
                               District, 5.375%, 10/1/12(2)         300,132

 NR        NR          350     San Gorgonio Memorial
                               Health Care District,
                               5.80%, 5/1/14                        355,978

 NR        BBB+     $  400     Stockton Health Facilities,
                               (Dameron Hospital), 5.70%,
                               12/1/14                          $   412,812
-------------------------------------------------------------------------------
                                                                $ 1,483,719
-------------------------------------------------------------------------------

Housing -- 4.9%
-------------------------------------------------------------------------------
 Aaa       NR       $1,500     Corona SFMR, 6.05%, 5/1/27       $ 1,563,720
-------------------------------------------------------------------------------
                                                                $ 1,563,720
-------------------------------------------------------------------------------

Industrial Development Revenue -- 2.5%
-------------------------------------------------------------------------------
 Baa1      A-       $  750     California Pollution
                               Control Financing
                               Authority, (Browning Ferris
                               Industries), 5.80%, 12/1/16      $   805,050
-------------------------------------------------------------------------------
                                                                $   805,050
-------------------------------------------------------------------------------

Insured-Electric Utilities -- 6.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Sacramento Municipal
                               Utility District, (AMBAC),
                               5.60%, 8/15/16                   $ 1,094,750

 Aaa       AAA       1,000     Southern California Public
                               Power Authority Project,
                               (AMBAC), 5.00%, 7/1/17             1,020,860
-------------------------------------------------------------------------------
                                                                $ 2,115,610
-------------------------------------------------------------------------------

Insured-General Obligations -- 7.1%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,080     Fillmore Unified School
                               District, (FGIC), 0.00%,
                               7/1/15                           $   488,290

 Aaa       AAA       1,250     Mt. Diablo School District
                               (AMBAC), 5.70%, 8/1/14             1,378,200

 Aaa       AAA         705     Ukiah Unified School
                               District, (FGIC), 0.00%,
                               8/1/10                               419,961
-------------------------------------------------------------------------------
                                                                $ 2,286,451
-------------------------------------------------------------------------------

Insured-Hospital -- 5.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,900     Riverside County,
                               (Riverside County Hospital
                               Project), (MBIA),
                               0.00%, 6/1/21                    $   615,429

 Aaa       AAA       1,000     Tri City Hospital District,
                               (MBIA), 5.625%, 2/15/17            1,079,260
-------------------------------------------------------------------------------
                                                                $ 1,694,689
-------------------------------------------------------------------------------

                       See notes to financial statements

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998


PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                       Amount
        Standard       (000's
Moody's & Poor's     omitted)      Security                Value
--------------------------------------------------------------------
Insured-Lease Revenue /
Certificates of Participation -- 6.3%
--------------------------------------------------------------------
Aaa      AAA        $  500   California State Public
                             Works Board, (California
                             Community College),
                             (AMBAC), 5.625%, 3/1/16      $   546,470

Aaa      AAA         1,355   California State Public
                             Works Board, (Department of
                             Corrections), (AMBAC),         1,480,622
                             5.25%, 12/1/13
---------------------------------------------------------------------
                                                          $ 2,027,092
---------------------------------------------------------------------

Insured-Special Tax Revenue -- 6.7%
---------------------------------------------------------------------
Aaa      AAA        $2,000   San Mateo County
                             Transportation District,
                             (MBIA), 5.25%, 6/1/17        $ 2,155,039
---------------------------------------------------------------------
                                                          $ 2,155,039
---------------------------------------------------------------------

Insured-Transportation -- 6.9%
---------------------------------------------------------------------
Aaa      AAA        $  750   Puerto Rico Highway and
                             Transportation Authority,
                             (AMBAC), 0.00%, 7/1/18       $   299,018

Aaa      AAA         1,250   San Francisco, City and
                             County Airports, (MBIA),
                             5.60%, 5/1/13                  1,349,338

Aaa      AAA         1,000   San Joaquin Hills,
                             Transportation Corridor
                             Bridge & Toll Road,
                             (MBIA), 0.00%, 1/15/12           544,580
---------------------------------------------------------------------
                                                          $ 2,192,936
---------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.1%
---------------------------------------------------------------------
NR       A+         $  750   California Statewide
                             Communities Development
                             Authority, (San Gabriel
                             Valley), 5.50%, 9/1/14       $   784,688

Baa/2/   NR            500   Corona PFA, Public
                             Improvement Revenue, 5.95%,
                             7/1/07                           523,725
---------------------------------------------------------------------
                                                          $ 1,308,413
---------------------------------------------------------------------

Nursing Home -- 5.8%
---------------------------------------------------------------------
NR       BBB        $  750   ABAG Finance Authority,
                             (American Baptist Homes),
                             5.75%, 10/1/17               $   781,485

NR       A+          1,000   California Statewide
                             Communities Development
                             Corp., (Pacific Homes),
                             5.90%, 4/1/09                  1,089,980
---------------------------------------------------------------------
                                                          $ 1,871,465
---------------------------------------------------------------------

Special Tax Revenue -- 2.3%
---------------------------------------------------------------------
NR       NR          $ 360   Irvine, Improvement Bond
                             Act 1915, (Assessment
                             District North 97-16, Group
                             Two), 5.40%, 9/2/10          $   367,495

NR       NR            365   Torrance Redevelopment
                             Agency, 5.50%, 9/1/12            372,504
---------------------------------------------------------------------
                                                          $   739,999
---------------------------------------------------------------------

Water and Sewer -- 3.3%
---------------------------------------------------------------------
A1       A+         $1,000   Los Angeles City Wastewater
                             System, 6.90%, 6/1/08/(1)(3)/$ 1,041,980
---------------------------------------------------------------------
                                                          $ 1,041,980
---------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $29,829,184)                         $32,031,040
---------------------------------------------------------------------

AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
     Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 47.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.8% to 26.2% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover when-issued securities.
/(2)/  When-issued security.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments-- 100.0%

Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted) Security                           Value
-------------------------------------------------------------------------------

Education -- 7.3%
-------------------------------------------------------------------------------
NR        BBB-        $500     Connecticut HEFA, (Quinnipiac
                               College), 6.00%, 7/1/13            $  525,245

Baa3      BBB-         140     Connecticut HEFA, (Sacred
                               Heart University), 6.00%, 7/1/08      154,731
-------------------------------------------------------------------------------
                                                                  $  679,976
-------------------------------------------------------------------------------

Escrowed / Prerefunded -- 17.4%
-------------------------------------------------------------------------------
Baa1      BBB+        $750     Connecticut HEFA, (Fairfield
                               University), Prerefunded to 7/1/99,
                               6.90%, 7/1/14                      $  784,432

NR        NR           510     Connecticut HEFA, (New Britain
                               Hospital), Prerefunded to 7/1/02,
                               7.50%, 7/1/06                         564,987

Aaa       AAA          250     South Central Connecticut Regional
                               Water Authority (AMBAC),
                               Prerefunded to 8/1/01,
                               6.50%, 8/1/07/(1)/                    273,970
-------------------------------------------------------------------------------
                                                                  $1,623,389
-------------------------------------------------------------------------------

General Obligations -- 11.4%
-------------------------------------------------------------------------------
Aaa       NR          $200     Avon, 5.00%, 1/15/12               $  213,526

Aa3       AA-          190     Connecticut State, 0.00%, 11/15/10    113,428

Aa3       AA-          150     Connecticut State, 5.125%, 8/15/11    158,258

Aa2       AA           100     Danbury, 5.00%, 8/1/17                101,626

Baa1      A            115     Puerto Rico, 0.00%, 7/1/08             76,674

Baa1      A            400     Puerto Rico Aqueduct and Sewer
                               Authority, 5.00%, 7/1/19              400,428
-------------------------------------------------------------------------------
                                                                  $1,063,940
-------------------------------------------------------------------------------

Hospital -- 1.4%
-------------------------------------------------------------------------------
Baa2      NR          $125     Connecticut HEFA, (Griffin
                               Hospital), 6.00%, 7/1/13           $  131,093
-------------------------------------------------------------------------------
                                                                  $  131,093
-------------------------------------------------------------------------------

Housing -- 1.1%
-------------------------------------------------------------------------------
Aa        NR          $100     Connecticut HFA, MRB, (AMT),
                               7.40%, 11/15/99                    $  101,774
-------------------------------------------------------------------------------
                                                                  $  101,774
-------------------------------------------------------------------------------

Industrial Development Revenue -- 11.4%
-------------------------------------------------------------------------------
A1        NR          $625     Connecticut Development Authority,
                               (Frito Lay), 6.375%, 7/1/04        $  634,255

Baa3      BBB-         250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                         272,855

A3        BBB+         150     Sprague, Environmental Improvement,
                               (International Paper Co.), (AMT),
                               5.70%, 10/1/21                        156,992
-------------------------------------------------------------------------------
                                                                  $1,064,102
-------------------------------------------------------------------------------

Insured-Education -- 4.8%
-------------------------------------------------------------------------------
Aaa       AAA         $200     Connecticut HEFA, (Choate Rosemary
                               Hall), (MBIA), 5.00%, 7/1/14       $  206,614

Aaa       AAA          240     University of Connecticut, (FGIC),
                               5.00%, 2/1/15                         247,114
-------------------------------------------------------------------------------
                                                                  $  453,728
-------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.0%
-------------------------------------------------------------------------------
Aaa       AAA         $250     Connecticut Municipal Electric
                               Authority,(MBIA), 6.00%, 1/1/07    $  286,060

-------------------------------------------------------------------------------
                                                                  $  286,060
-------------------------------------------------------------------------------

Insured-General Obligations -- 13.1%
-------------------------------------------------------------------------------
Aaa       AAA         $250     Brandford, (FGIC), 5.40%,
                               2/15/14/(1)/                       $  265,150

Aaa       AAA          400     Bridgeport, (AMBAC), 6.00%,9/1/06     456,012

Aaa       AAA          500     Old Saybrook, (AMBAC),
                               4.10%, 8/15/01                        507,340
-------------------------------------------------------------------------------
                                                                  $1,228,502
-------------------------------------------------------------------------------

Insured-Hospital -- 12.3%
-------------------------------------------------------------------------------
Aaa       AAA         $150     Connecticut Authority, (Greenwich
                               Hospital), (MBIA), 5.75%, 7/1/06   $  168,137

Aaa       NR           300     Connecticut HEFA, (Middlesex Health
                               Services), (MBIA), 5.125%, 7/1/17     305,943

Aaa       AAA          370     Connecticut HEFA, (St. Raphael
                               Hospital), (AMBAC), 5.10%, 7/1/07     400,211

Aaa       AAA          250     Connecticut HEFA, (Stamford
                               Hospital), (MBIA), 6.50%, 7/1/06      271,905
-------------------------------------------------------------------------------
                                                                  $1,146,196
-------------------------------------------------------------------------------

                       See notes to financial statements

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted) Security                            Value
-------------------------------------------------------------------------------
Insured-Miscellaneous -- 2.9%
--------------------------------------------------------------------------------
Aaa       AAA         $250     Woodstock, Special Obligation Bonds,
                               (AMBAC), 7.00%, 3/1/07              $  268,355
-------------------------------------------------------------------------------
                                                                   $  268,355
-------------------------------------------------------------------------------

Insured-Transportation -- 9.5%
-------------------------------------------------------------------------------
Aaa       AAA         $750     Connecticut State Airport, (Bradley
                               International Airport), (FGIC),
                               7.40%, 10/1/04                      $  889,154
-------------------------------------------------------------------------------
                                                                   $  889,154
-------------------------------------------------------------------------------

Solid Waste -- 2.7%
-------------------------------------------------------------------------------
NR        BBB+        $250     Eastern Connecticut Resources
                               Recovery Authority, (Wheelabrator
                               Lisbon), (AMT), 5.00%, 1/1/03       $  256,133
-------------------------------------------------------------------------------
                                                                   $  256,133
-------------------------------------------------------------------------------

Water and Sewer -- 1.7%
-------------------------------------------------------------------------------
Aaa       AAA         $150     Connecticut State Clean Water Fund,
                               4.875%, 5/1/09                      $  157,572
-------------------------------------------------------------------------------
                                                                   $  157,572
-------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $8,749,673)                                   $9,349,974
-------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 48.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 13.2% to 20.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)    Principal
-------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)    Security                           Value
----------------------------------------------------------------------------------------
Cogeneration -- 1.2%
----------------------------------------------------------------------------------------
 NR        NR          $  500      Palm Beach County, (Okeelanta
                                   Power), (AMT),
                                   6.85%, 2/15/21/(1)/                $   400,000

 NR        NR             500      Palm Beach County, (Osceola
                                   Power), (AMT), 6.95%,
                                   1/1/22/(1)/                            395,000
----------------------------------------------------------------------------------------
                                                                      $   795,000
----------------------------------------------------------------------------------------

Electric Utilities -- 8.9%
----------------------------------------------------------------------------------------
 Aa2       AA          $1,000      Jacksonville Electric
                                   Authority, (St. John's
                                   River Power Park),
                                   5.25%, 10/1/20                     $ 1,022,620

 Aa2       AA           2,500      Jacksonville Electric Authority,
                                   (St. Johns River Power Park),
                                   5.375%, 10/1/16                      2,634,175

 A1        AA-          2,000      Tallahassee Electric,
                                   5.90%, 10/1/05                       2,182,360
----------------------------------------------------------------------------------------
                                                                      $ 5,839,155
----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.0%
----------------------------------------------------------------------------------------
 Aaa       AAA         $1,500      Dade County Local School
                                   District, (FGIC),
                                   Prerefunded to 8/1/01,
                                   6.00%, 8/1/06                      $ 1,596,645

 Aaa       AAA         $1,015      Dade County, Educational
                                   Facilities Authority,
                                   (MBIA), Prerefunded to
                                   10/1/01, 7.00%, 10/1/08              1,130,477

 Aaa       AAA          1,450      Hillsborough County
                                   Aviation Authority, (Tampa
                                   International Airport),
                                   (FGIC), Prerefunded to
                                   10/01/99, 6.85%, 10/1/06             1,528,373

 Aaa       AAA          4,000      Jacksonville Health
                                   Facilities Authority,
                                   (Baptist Medical Center),
                                   (MBIA), Prerefunded to
                                   6/1/99, 7.25%, 6/1/05/(2)//(3)/      4,182,799

 Aaa       AA-          1,250      Orlando Utility Community
                                   Water and Electric,
                                   Prerefunded to 10/1/01,
                                   6.50%, 10/1/20                       1,374,950
----------------------------------------------------------------------------------------
                                                                      $ 9,813,244
----------------------------------------------------------------------------------------

General Obligations -- 13.4%
----------------------------------------------------------------------------------------
 Aa2       AA+         $3,000      Florida State Board of
                                   Education, 5.55%, 6/1/11           $ 3,280,500

 Baa1      A           $1,050      Puerto Rico, 0.00%, 7/1/08         $   700,067

 Baa1      A-           2,000      Puerto Rico Municipal
                                   Finance Agency, 5.50%,
                                   7/1/01                               2,088,220

 Baa1      A            1,000      Puerto Rico Public Building
                                   Authority, 6.50%, 7/1/03             1,101,190

 NR        NR           1,500      Virgin Islands Public
                                   Finance Authority,
                                   (Matching Loan Fund Notes),
                                   6.80%, 10/1/00                       1,593,090
----------------------------------------------------------------------------------------
                                                                      $ 8,763,067
----------------------------------------------------------------------------------------

Hospital -- 5.4%
----------------------------------------------------------------------------------------
 NR        BBB+     $1,250         Escambia County Health
                                   Facilities Authority,
                                   (Baptist Hospital, Inc. and
                                   Baptist Manor, Inc.),
                                   6.00%, 10/1/14                     $ 1,321,950

 Baa1      NR          425         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.00%, 12/1/98               426,832

 Baa1      NR          450         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.25%, 12/1/99               464,292

 Baa1      NR          480         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.50%, 12/1/00               507,413

 NR        BBB         355         Valley, AL, Special Care
                                   Facilities Financing
                                   Authority, (Lanier Memorial
                                   Hospital), 5.00%, 11/1/03              364,681

 NR        BBB         455         Valley, AL, Special Care
                                   Facilities Financing
                                   Authority, (Lanier Memorial
                                   Hospital), 5.00%, 11/1/04              467,831
----------------------------------------------------------------------------------------
                                                                      $ 3,552,999
----------------------------------------------------------------------------------------

Housing -- 1.0%
----------------------------------------------------------------------------------------
 NR        A        $  425         Clearwater Housing
                                   Authority, (Hamptons at
                                   Clearwater),
                                   5.40%, 5/1/13                      $   444,682

 Baa3      BBB         200         Puerto Rico Housing Bank
                                   and Finance Agency, 5.10%,
                                   12/1/03                                206,856
----------------------------------------------------------------------------------------
                                                                      $   651,538
----------------------------------------------------------------------------------------

Industrial Development Revenue -- 3.3%
----------------------------------------------------------------------------------------
 Baa2      BBB      $2,000         Polk County IDR, (IMC
                                   Fertilizer), (AMT), 7.525%,
                                   1/1/15                             $ 2,153,160
----------------------------------------------------------------------------------------
                                                                      $ 2,153,160
----------------------------------------------------------------------------------------


                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-Cogeneration -- 3.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County, Resource
                               Recovery Facilities,
                               (AMBAC), (AMT),
                               5.30%, 10/1/07                $ 2,168,980
--------------------------------------------------------------------------------
                                                             $ 2,168,980
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Dade County, Water and
                               Sewer System, (FGIC),
                               5.25%, 10/1/21                $ 1,034,230
--------------------------------------------------------------------------------
                                                             $ 1,034,230
--------------------------------------------------------------------------------

Insured-General Obligations -- 7.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County Local School
                               District, (MBIA), 5.00%,
                               2/15/15                       $ 2,057,820

 Aaa       AAA         520     Dade County, (MBIA),
                               0.00%, 10/1/06                    371,982

 Aaa       AAA         330     Dade County, (MBIA),
                               0.00%, 10/1/08                    213,942

 Aaa       AAA       1,000     Miami-Dade County School
                               District, (FSA), 5.375%,        1,093,150
                               8/1/15

 Aaa       AAA       1,000     Reedy Creek Improvement
                               District, (MBIA), 5.25%,
                               6/1/14(4)                       1,057,810
--------------------------------------------------------------------------------
                                                             $ 4,794,704
--------------------------------------------------------------------------------

Insured-Hospital -- 10.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,500     Naples, (Naples Community
                               Hospital Inc.), (MBIA),
                               5.50%, 10/1/16                $ 2,659,175

 Aaa       AAA       2,450     North Broward Hospital
                               District, (MBIA), 5.25%,
                               1/15/17                         2,535,505

 Aaa       AAA       1,000     Orange County Health
                               Facilities Authority,
                               (Adventist Health
                               System/Sunbelt, Inc.),
                               (FSA), 5.50%, 11/15/02          1,062,920

 Aaa       AAA         500     Sarasota County Public
                               Hospital, (MBIA), 5.25%,
                               7/1/18                            532,765
--------------------------------------------------------------------------------
                                                             $ 6,790,365
--------------------------------------------------------------------------------

Insured-Housing -- 3.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,240     Florida Housing Finance
                               Authority, (Leigh Meadows
                               Apartments), (AMBAC),
                               5.85%, 9/1/10                 $ 1,339,708

 Aaa       AAA       1,140     Florida Housing Finance
                               Authority, (Stottert Arms
                               Apartments), (AMBAC),
                               5.90%, 9/1/10                   1,230,527
--------------------------------------------------------------------------------
                                                             $ 2,570,235
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 1.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Pinellas County Resource
                               Recovery, (MBIA), 5.125%,
                               10/1/04                       $ 1,060,880
--------------------------------------------------------------------------------
                                                             $ 1,060,880
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 1.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Palm Beach County Criminal
                               Justice Facilities, (FGIC),
                               5.375%, 6/1/10                $ 1,105,030
--------------------------------------------------------------------------------
                                                             $ 1,105,030
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Miami-Dade County
                               Professional Sports
                               Franchise Facilities,
                               (MBIA), 0.00%, 10/1/13        $ 1,010,900
--------------------------------------------------------------------------------
                                                             $ 1,010,900
--------------------------------------------------------------------------------

Insured-Transportation -- 9.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Broward County Airport
                               System, (MBIA), 5.375%,
                               10/1/13                       $ 1,070,000

 Aaa       AAA       1,500     Broward County Port
                               Facilities, (MBIA), 5.375%,
                               9/1/12                          1,615,545

 Aaa       AAA       2,000     Dade County, Seaport
                               Revenue, (MBIA), 5.125%,
                               10/1/16                         2,073,360

 Aaa       AAA       1,670     Hillsborough County
                               Aviation Authority, (Tampa
                               International Airport),
                               (FGIC), 6.85%, 10/1/06          1,756,823
--------------------------------------------------------------------------------
                                                             $ 6,515,728
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 8.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County, Water and
                               Sewer System, (FGIC),
                               5.25%, 10/1/11                $ 2,162,440

 Aaa       AAA       2,000     Manatee County, Public
                               Utilities, (MBIA), 6.75%,
                               10/1/04                         2,311,120

 Aaa       AAA       1,000     Pasco County, Water and
                               Sewer Revenue, (FGIC),
                               5.40%, 10/1/03                  1,075,810
--------------------------------------------------------------------------------
                                                             $ 5,549,370
--------------------------------------------------------------------------------

                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                      Value
------------------------------------------------------------------------------

Nursing Home -- 2.1%
------------------------------------------------------------------------------
NR         NR       $  350     Citrus County IDA, (Beverly
                               Enterprises), 5.00%, 4/1/03   $   356,206

NR         NR        1,000     Volusia County, (Beverly
                               Enterprises), 5.875%, 7/1/07    1,021,390
------------------------------------------------------------------------------
                                                             $ 1,377,596
------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $61,462,844)                            $65,546,181
------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at September 30, 1998, 62.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.3% to 36.4% of total investments.


/(1)/ Non-income producing security.

/(2)/ Security (or a portion thereof) has been segregated to cover when-issued securities.

/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(4)/ When-issued security.

                       See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
----------------------------------------------------------------------------------------
Cogeneration -- 1.9%
----------------------------------------------------------------------------------------
NR           BBB       $   1,000    Massachusetts IFA, (Ogden Haverhill),
                                    (AMT), 5.50%, 12/1/13                  $   1,028,540
----------------------------------------------------------------------------------------
                                                                           $   1,028,540
----------------------------------------------------------------------------------------

Education -- 6.5%
----------------------------------------------------------------------------------------
NR           A         $     500    Massachusetts IFA, (Belmont Hill
                                    School), 5.15%, 9/1/13                 $     510,935

Baa3         BBB-            500    Massachusetts IFA, (Dana Hall),
                                    5.90%, 7/1/27                                529,225

A3           NR            1,030    Massachusetts IFA, (Park School),
                                    5.50%, 9/1/16                              1,106,096

Baa1         BBB+            750    Massachusetts IFA, (St. Johns High
                                    School, Inc.), 5.70%, 6/1/18                 792,983

Baa1         NR              500    Massachusetts IFA, (Wentworth
                                    Institute of Technology), 5.55%,
                                    10/1/13                                      520,240
----------------------------------------------------------------------------------------
                                                                           $   3,459,479
----------------------------------------------------------------------------------------

Electric Utilities -- 2.0%
-----------------------------------------------------------------------------------------
Baa2         BBB+      $   1,000    Massachusetts Municipal Wholesale
                                    Electric Co., 5.70%, 7/1/01            $    1,047,150
-----------------------------------------------------------------------------------------
                                                                           $    1,047,150
-----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 11.3%
-----------------------------------------------------------------------------------------
Aa3          AA-       $     785    Massachusetts Bay Transportation
                                    Authority, Prerefunded to 3/01/05,
                                    5.75%, 3/1/18                          $      877,803

Aaa          NR              935    Massachusetts HEFA, (Fairview
                                    Extended Care), Prerefunded to 1/1/01,
                                    10.125%, 1/1/11                             1,076,073

Baa3         NR              960    Massachusetts HEFA, (Milford-
                                    Whitinsville Hospital), Escrowed to
                                    Maturity, 7.125%, 7/15/02                   1,018,032

Aaa          BBB             500    Massachusetts HEFA, (Sisters of
                                    Providence Hospital), Escrowed to
                                    Maturity, 6.00%, 11/15/00                     524,295

Aaa          AAA             400    Massachusetts Turnpike Authority,
                                    (FGIC), Escrowed to Maturity, 5.125%,
                                    1/1/23                                        421,852

Aaa          NR            2,000    Massachusetts Turnpike Authority,
                                    Escrowed to Maturity,  5.00%, 1/1/20        2,073,120
-----------------------------------------------------------------------------------------
                                                                           $    5,991,175
-----------------------------------------------------------------------------------------

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
-----------------------------------------------------------------------------------------
General Obligations -- 11.8%
-----------------------------------------------------------------------------------------
Aa2          NR        $     500    Burlington, 5.00%, 2/1/15              $      523,055

Aa2          NR              500    Burlington, 5.00%, 2/1/16                     521,550

Aa3          AA-           1,000    Massachusetts, 5.00%, 11/1/14               1,031,540

Aa3          AA-           1,500    Massachusetts, 5.40%, 11/1/06               1,651,980

Aa3          AA-           1,260    Massachusetts Bay Transportation
                                    Authority, 5.50%, 3/1/08                    1,391,065

Aa3          NR            2,500    Massachusetts State Federal Highway,
                                    Grant Anticipation Notes, 0.00%,
                                    6/15/15                                     1,135,450
-----------------------------------------------------------------------------------------
                                                                           $    6,254,640
-----------------------------------------------------------------------------------------

Hospital -- 16.5%
-----------------------------------------------------------------------------------------
Aa2          AA+       $   3,000    Massachusetts HEFA, (Daughters of
                                    Charity Issue), 5.75%, 7/1/02          $    3,202,079

NR           BBB+            770    Massachusetts HEFA, (Jordan Hospital),
                                    5.00%, 10/1/11                                784,984
Baa2         BBB-            750    Massachusetts HEFA, (Milford-
                                    Whitinsville Regional Hospital), 4.90%,
                                    7/15/06                                       768,743
Baa2         BBB-          1,000    Massachusetts HEFA, (Milford-
                                    Whitinsville Regional Hospital), 5.75%,
                                    7/15/13                                     1,064,290

Ba1          NR              860    Massachusetts HEFA, (New England Health
                                    Systems), 6.125%, 8/1/13                      900,420

NR           BBB-          1,845    Massachusetts HEFA, (North Adams
                                    Regional Hospital), 6.25%, 7/1/04           2,014,703
-----------------------------------------------------------------------------------------
                                                                           $    8,735,219
-----------------------------------------------------------------------------------------

Insured-Education -- 2.1%
-----------------------------------------------------------------------------------------
Aaa          AAA       $   1,015    Massachusetts IFA, (Dexter School),
                                    (MBIA), 5.40%, 5/1/13                  $    1,095,926
-----------------------------------------------------------------------------------------
                                                                           $    1,095,926
-----------------------------------------------------------------------------------------

Insured-Electric Utilities -- 4.2%
-----------------------------------------------------------------------------------------
Aaa          AAA       $   2,000    Massachusetts Municipal Wholesale
                                    Electric Co., (AMBAC), 6.625%,
                                    7/1/03 /(1)/                           $    2,228,960
-----------------------------------------------------------------------------------------
                                                                           $    2,228,960
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

Insured-General Obligations -- 13.1%
-----------------------------------------------------------------------------------------
Aaa          AAA       $     610    Attleboro, (FGIC), 4.95%, 7/1/11       $      643,355

Aaa          AAA           1,000    Haverhill, (FGIC), 5.00%, 6/15/17           1,021,140

                       See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)      Principal
-------------------
                         Amount
          Standard       (000's
Moody's   & Poor's       omitted)       Security                      Value
----------------------------------------------------------------------------------------
Insured-General Obligations (continued)
----------------------------------------------------------------------------------------
 Aaa       AAA           $2,000         Massachusetts Bay
                                        Transportation Authority,
                                        (AMBAC), 5.25%, 3/1/11        $ 2,121,320

 Aaa       AAA            1,000         Massachusetts Bay
                                        Transportation Authority,
                                        (FGIC), 5.00%, 3/1/19           1,014,160

 Aaa       AAA            1,000         Massachusetts, (AMBAC),
                                        5.00%, 7/1/12                   1,060,820

 Aaa       AAA            1,000         Massachusetts, (FGIC),
                                        6.50%, 6/1/01                   1,072,990
----------------------------------------------------------------------------------------
                                                                      $ 6,933,785
----------------------------------------------------------------------------------------

Insured-Hospital -- 2.9%
----------------------------------------------------------------------------------------
 Aaa       AAA           $1,500         Massachusetts HEFA, (Lowell
                                        General Hospital), (FSA),
                                        5.25%, 6/1/16                 $ 1,562,745
----------------------------------------------------------------------------------------
                                                                      $ 1,562,745
----------------------------------------------------------------------------------------

Insured-Housing -- 4.4%
----------------------------------------------------------------------------------------
 Aaa       AAA           $2,150         Massachusetts HFA,
                                        (Harborpoint Development),
                                        (AMBAC), (AMT), 6.20%,
                                        12/1/10                       $ 2,356,399
----------------------------------------------------------------------------------------
                                                                      $ 2,356,399
----------------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.8%
----------------------------------------------------------------------------------------
 Aaa       AAA           $1,400         Massachusetts IFA,
                                        (Nantucket Electric),
                                        (AMBAC), (AMT),
                                        5.30%, 7/1/04                 $ 1,490,020
----------------------------------------------------------------------------------------
                                                                      $ 1,490,020
----------------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 3.4%
----------------------------------------------------------------------------------------
 NR        BBB           $1,650         Puerto Rico, ITEM & ECFA,
                                        (Guaynabo Municipal
                                        Government),
                                        5.375%, 7/1/06                $ 1,784,426
----------------------------------------------------------------------------------------
                                                                      $ 1,784,426
----------------------------------------------------------------------------------------

Nursing Home -- 2.0%
----------------------------------------------------------------------------------------
 NR        NR            $1,000         Massachusetts IFA, (Age
                                        Institute of Massachusetts),
                                         7.60%, 11/1/05               $ 1,081,600
----------------------------------------------------------------------------------------
                                                                      $ 1,081,600
----------------------------------------------------------------------------------------

Senior Living / Life Care -- 0.9%
----------------------------------------------------------------------------------------
 NR        NR            $  500         Massachusetts IFA, (Forge
                                        Hill), (AMT), 6.75%, 4/1/30   $   494,530
----------------------------------------------------------------------------------------
                                                                      $   494,530
----------------------------------------------------------------------------------------

Special Tax Revenue -- 4.4%
----------------------------------------------------------------------------------------
 Aa3       AA            $  500         Massachusetts Special
                                        Obligations, 5.00%, 6/1/14    $   524,700

 NR        NR             1,750         Virgin Islands Public
                                        Finance Authority,
                                        (Matching Loan Fund Notes),
                                        6.70%, 10/1/99                  1,807,873
----------------------------------------------------------------------------------------
                                                                      $ 2,332,573
----------------------------------------------------------------------------------------

Transportation -- 3.6%
----------------------------------------------------------------------------------------
 Aa3       AA-           $  215         Massachusetts Bay
                                        Transportation Authority,
                                        5.75%, 3/1/18                 $   233,000

 Baa1      A                500         Puerto Rico Highway and
                                        Transportation Authority,
                                        5.50%, 7/1/15                     549,965

 A1        AA-            1,000         Woods Hole, Martha's
                                        Vineyard and Nantucket
                                        Steamship Authority, 6.60%,
                                        3/1/03                          1,110,610
----------------------------------------------------------------------------------------
                                                                      $ 1,893,575
----------------------------------------------------------------------------------------

Water and Sewer -- 6.2%
----------------------------------------------------------------------------------------
 Aa1       AA            $2,100         Massachusetts Water
                                        Pollution Abatement Trust,
                                        5.25%, 8/1/14                 $ 2,249,499

 Aa3       AA+            1,000         Massachusetts Water
                                        Pollution Abatement Trust,
                                        5.25%, 8/1/14                   1,054,360
----------------------------------------------------------------------------------------
                                                                      $ 3,303,859
----------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $49,536,437)                                     $53,074,601
----------------------------------------------------------------------------------------

AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.1% to 17.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes in financial statements

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
-------------------
                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)   Security                       Value
--------------------------------------------------------------------------------
Economic Development Revenue -- 1.3%
--------------------------------------------------------------------------------
 NR         BB-       $   150      Michigan State Strategic
                                   Fund, (Crown Paper), 6.25%,
                                   8/1/12                        $  141,635
--------------------------------------------------------------------------------
                                                                 $  141,635
--------------------------------------------------------------------------------

 Escrowed / Prerefunded -- 16.1%
--------------------------------------------------------------------------------
 Aaa        AAA       $ 1,000      Grand Ledge Public School
                                   District, (MBIA),
                                   Prerefunded to 5/1/04,
                                   7.875%, 5/1/11/(1)/           $1,215,279
 Aa1        AA+           500      Michigan Municipal Bond
                                   Authority, Escrowed to
                                   Maturity, 7.00%, 10/1/02         560,075
--------------------------------------------------------------------------------
                                                                 $1,775,354
--------------------------------------------------------------------------------

General Obligations -- 11.6%
--------------------------------------------------------------------------------
 Baa2       BBB+      $   650      Detroit, 6.25%, 4/1/05        $  724,750
 Baa2       BBB+          495      Detroit, 6.40%, 4/1/05           556,108
--------------------------------------------------------------------------------
                                                                 $1,280,858
--------------------------------------------------------------------------------

Hospital -- 19.3%
--------------------------------------------------------------------------------
 Baa1       NR        $   525      Flint Hospital Authority,
                                   (Hurley Medical Center),
                                   6.00%, 7/1/05                 $  573,893
 Aa3        AA            500      Kent Hospital Finance
                                   Authority, (Spectrum
                                   Health), 5.25%, 1/15/09          534,200
 NR         BBB           100      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.00%,
                                   10/1/05                          110,186
 NR         BBB           100      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.10%,
                                   10/1/06                          111,578
 NR         BBB           225      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.20%,
                                   10/1/07                          254,304
 NR         BBB           500      Michigan Hospital Finance
                                   Authority, (Gratiot
                                   Community Hospital),
                                   6.10%, 10/1/07                   544,660
--------------------------------------------------------------------------------
                                                                 $2,128,821
--------------------------------------------------------------------------------

Industrial Development Revenue -- 5.4%
--------------------------------------------------------------------------------
 Baa3       BBB-      $   500      Puerto Rico Port Authority,
                                   (American Airlines), (AMT),
                                   6.25%, 6/1/26                 $  545,710
 NR         BB             55      Richmond Economic
                                   Development Corp.,
                                   (K-Mart), 6.30%, 1/1/99           55,235
--------------------------------------------------------------------------------
                                                                 $  600,945
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.1%
--------------------------------------------------------------------------------
 Aaa        AAA       $   500      Monroe County, (The Detroit
                                   Edison Co.), (AMBAC), (AMT),
                                   6.35%, 12/1/04                $  561,060
--------------------------------------------------------------------------------
                                                                 $  561,060
--------------------------------------------------------------------------------

Insured-General Obligations -- 11.0%
--------------------------------------------------------------------------------
 Aaa        AAA       $   500      Detroit School District,
                                   (AMBAC), 6.50%, 5/1/10        $  599,275
 Aaa        AAA           500      Hartland School District,
                                   (FGIC), 5.125%, 5/1/17           512,060
 Aaa        AAA           100      Parchment School District,
                                   (MBIA), 5.00%, 5/1/25            103,211
--------------------------------------------------------------------------------
                                                                 $1,214,546
--------------------------------------------------------------------------------

Insured-Lease Revenue/
Certificates of Participation -- 1.8%
--------------------------------------------------------------------------------
 Aaa        AAA       $   300      Michigan Building
                                   Authority, Facilities
                                   Program, (AMBAC),
                                   0.00%, 10/15/08               $  197,631
--------------------------------------------------------------------------------
                                                                 $  197,631
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.8%
--------------------------------------------------------------------------------
 Aa2        AA        $   500      Michigan Building Authority,
                                   6.10%, 10/1/01                $  534,115
--------------------------------------------------------------------------------
                                                                 $  534,115
--------------------------------------------------------------------------------

Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
 NR         NR        $   150      Pittsfield Township EDC,
                                   (Arbor Hospice), 7.875%,
                                   8/15/27                       $  161,196
--------------------------------------------------------------------------------
                                                                 $  161,196
--------------------------------------------------------------------------------


                       See notes to financial statements

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's & Poor's    omitted)   Security                      Value
--------------------------------------------------------------------------------
Nursing Home -- 3.9%
--------------------------------------------------------------------------------
NR        NR        $  395    Michigan Hospital Finance
                              Authority, (Presbyterian
                              Villages),
                               6.20%, 1/1/06                 $   434,334
--------------------------------------------------------------------------------

                                                             $   434,334
--------------------------------------------------------------------------------



Senior Living / Life Care -- 2.9%
--------------------------------------------------------------------------------
 NR        BBB      $  300     Kalamazoo, (Friendship
                               Village), 6.125%, 5/15/17     $   322,413
--------------------------------------------------------------------------------
                                                             $   322,413
--------------------------------------------------------------------------------


Special Tax Revenue -- 15.4%
--------------------------------------------------------------------------------
 NR        BBB+     $1,000     Battle Creek Downtown
                               Development Authority,
                               6.65%, 5/1/02                 $ 1,087,320

 NR        A-        2,000     Detroit Downtown
                               Development Authority Tax
                               Increment, 0.00%, 7/1/21          612,380

--------------------------------------------------------------------------------
                                                             $ 1,699,700
--------------------------------------------------------------------------------


Total Tax Exempt Investments -- 100.0%
    (identified cost $9,947,771)                             $11,052,608
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 28.8% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.6% to 12.3% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open Financial futures contracts.

                       See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000's
Moody's    & Poor's      omitted)     Security              Value
----------------------------------------------------------------------
Assisted Living -- 1.7%
----------------------------------------------------------------------
NR          NR             $  650     New Jersey EDA,
                                      (Chelsea at East
                                      Brunswick), (AMT),
                                      8.00%, 10/1/07        $  728,845
----------------------------------------------------------------------
                                                            $  728,845
----------------------------------------------------------------------

Cogeneration -- 10.1%
----------------------------------------------------------------------
NR          BB+            $1,135     New Jersey EDA,
                                      (Vineland
                                      Cogeneration),
                                      (AMT),
                                      7.875%, 6/1/19        $1,248,114

NR          BBB-            2,250     New Jersey EDA,
                                      Heating and Cooling
                                      (Trigen-Trenton),
                                      (AMT),
                                      6.10%, 12/1/05         2,442,533

NR          NR                550     Port Authority of
                                      New York and New
                                      Jersey, (KIAC
                                      Project), (AMT),
                                      6.50%, 10/1/01           583,110
----------------------------------------------------------------------
                                                            $4,273,757
----------------------------------------------------------------------

Escrowed / Prerefunded -- 4.6%
----------------------------------------------------------------------
Aaa         AAA            $  500     Elizabeth, (MBIA),
                                      6.20%, 11/15/02       $  533,940

NR          NR                310     New Jersey EDA,
                                      (Cadbury Corp.),
                                      Prerefunded to
                                      7/1/01,
                                      8.00%, 7/1/15            352,389

Aaa         NR              2,030     New Jersey EDA,
                                      (Princeton
                                      Custodial
                                      Receipts), Escrowed
                                      to Maturity, 0.00%,
                                      12/15/12               1,063,801
----------------------------------------------------------------------
                                                            $1,950,130
----------------------------------------------------------------------

General Obligations -- 10.3%
----------------------------------------------------------------------
Aa3         AA             $2,195     Jersey City School
                                      District,
                                      6.25%, 10/1/10        $2,573,878

Baa1        A               1,050     Puerto Rico, 0.00%,
                                      7/1/08                   700,067

Aa3         AA              1,000     South Brunswick,
                                      7.125%, 7/15/02        1,117,950
----------------------------------------------------------------------
                                                            $4,391,895
----------------------------------------------------------------------

Hospital -- 10.2%
----------------------------------------------------------------------
Baa2        NR             $  500     Camden County
                                      Improvement
                                      Authority, (Cooper
                                      Health),
                                      5.60%, 2/15/07        $  534,935

A3          A-             $  340     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.25%, 7/1/00         $  354,470

A3          A-              1,000     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.45%, 7/1/02          1,088,400

A3          A                 750     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.55%, 7/1/03            829,598

Baa2        BBB             1,380     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority, (St.
                                      Elizabeth's
                                      Hospital), 5.75%,
                                      7/1/08                 1,509,720
----------------------------------------------------------------------
                                                            $4,317,123
----------------------------------------------------------------------

Industrial Development Revenue -- 6.8%
----------------------------------------------------------------------
Aa3         NR             $  520     New Jersey EDA,
                                      (Economic Growth),
                                      LOC: Bank of Paris,
                                      (AMT),
                                      6.00%, 12/1/02        $  543,686

NR          NR                500     New Jersey EDA,
                                      (Holt Hauling),
                                      7.90%, 3/1/27            572,960

Baa3        BBB-            1,625     Port Authority of
                                      New York and New
                                      Jersey, (Delta
                                      Airlines),
                                      6.95%, 6/1/08          1,776,206
----------------------------------------------------------------------
                                                            $2,892,852
----------------------------------------------------------------------

Insured-Education -- 2.5%
----------------------------------------------------------------------
Aaa         AAA            $1,000     New Jersey
                                      Educational
                                      Facilities
                                      Authority, (Seton
                                      Hall University)
                                      (FGIC), 6.10%,
                                      7/1/01                $1,062,760
----------------------------------------------------------------------
                                                            $1,062,760
----------------------------------------------------------------------

Insured-Electric Utilities -- 2.5%
----------------------------------------------------------------------
Aaa         AAA            $1,000     Middlesex County
                                      Utilities
                                      Authority, (FGIC),
                                      6.10%, 12/1/01        $1,073,050
----------------------------------------------------------------------
                                                            $1,073,050
----------------------------------------------------------------------

Insured-General Obligations -- 26.3%
----------------------------------------------------------------------
Aaa         AAA            $1,000     Atlantic City Board
                                      of Education,
                                      (AMBAC), 6.00%,
                                      12/1/02(1)            $1,089,060

Aaa         AAA             1,175      Edison, (AMBAC),
                                       4.70%, 1/1/04         1,224,009

                       See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000
Moody's    & Poor's      omitted)      Security             Value
-----------------------------------------------------------------------
Insured-General Obligations (continued)
Aaa        AAA           $1,200        Kearney, (FSA),
                                       6.50%, 2/1/04        $ 1,319,328

Aaa        AAA              725        Monroe Township
                                       Board of Education,
                                       (FGIC), 5.20%,
                                       8/1/11                   787,691

Aaa        AAA              825        Monroe Township
                                       Board of Education,
                                       (FGIC), 5.20%,
                                       8/1/14                   887,428

Aaa        AAA              850        Roselle, (MBIA),
                                       4.65%, 10/15/03          884,630

Aaa        AAA            1,000        South Brunswick
                                       Township Board of
                                       Education, (FGIC),
                                       6.40%, 8/1/03          1,115,170

Aaa        AAA            2,000        Washington Township
                                       Board of Education,
                                       (MBIA),
                                       5.125%, 2/1/15
                                                              2,070,220
Aaa        AAA            1,585        West Deptford
                                       Township, (AMBAC),
                                       5.90%, 3/1/09          1,814,033
-----------------------------------------------------------------------

                                                            $11,191,577
-----------------------------------------------------------------------

Insured-Hospital -- 8.7%
-----------------------------------------------------------------------
Aaa        AAA           $1,300        New Jersey Health
                                       Care Facilities
                                       Financing
                                       Authority, (AHS
                                       Hospital Corp.),
                                       (AMBAC), 6.00%,
                                       7/1/12               $ 1,503,320

Aaa        AAA            1,910        New Jersey Health
                                       Care Facilities
                                       Financing
                                       Authority, (Dover
                                       General Hospital
                                       and Medical
                                       Center), (MBIA),
                                       7.00%, 7/1/04          2,207,540
-----------------------------------------------------------------------
                                                            $ 3,710,860
-----------------------------------------------------------------------

Insured-Solid Waste -- 0.6%
-----------------------------------------------------------------------
Aaa        AAA           $  250        Bergen County
                                       Utilities
                                       Authority, Solid
                                       Waste System,
                                       (FGIC),
                                       6.00%, 6/15/02       $   269,245
-----------------------------------------------------------------------
                                                            $   269,245
-----------------------------------------------------------------------

Insured-Transportation -- 9.7%
-----------------------------------------------------------------------
Aaa        AAA           $1,000        New Jersey Turnpike
                                       Authority, (FSA),
                                       5.90%, 1/1/03        $ 1,080,190

Aaa        AAA              895        New Jersey Turnpike
                                       Authority, (FSA),
                                       6.40%, 1/1/02            965,481

Aaa        AAA            2,000        Port Authority of
                                       New York and New
                                       Jersey, (AMBAC),
                                       5.125%, 7/15/14        2,082,040
-----------------------------------------------------------------------
                                                            $ 4,127,711
-----------------------------------------------------------------------

Insured-Water and Sewer -- 1.6%
Aaa        AAA           $  565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/16       $   243,436

Aaa        AAA              565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/17           231,062

Aaa        AAA              565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/18           219,627
-----------------------------------------------------------------------
                                                            $   694,125
-----------------------------------------------------------------------

Solid Waste -- 1.9%
-----------------------------------------------------------------------
A1         AA-           $  500        Gloucester County
                                       Improvement
                                       Authority, Solid
                                       Waste System,
                                       5.40%, 9/1/00        $   516,420

B1         NR               300        The Atlantic County
                                       Utilities
                                       Authority, Solid
                                       Waste System,
                                       7.00%, 3/1/08            301,407
-----------------------------------------------------------------------
                                                            $   817,827
-----------------------------------------------------------------------

Transportation -- 2.5%
-----------------------------------------------------------------------
A1         AA-           $1,000        Port Authority of
                                       New York and New
                                       Jersey, 5.375%,
                                       10/15/16             $ 1,049,230
-----------------------------------------------------------------------
                                                            $ 1,049,230
-----------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
-----------------------------------------------------------------------
   (identified cost $39,109,881)                            $49,550,987
-----------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 53.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 7.9% to 18.1% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Assisted Living -- 1.6%
---------------------------------------------------------------------------------------
NR           NR        $  560       Glen Cove IDA, (Regency at
                                    Glen Cove), 9.50%, 7/1/99              $   571,228

NR           NR           500       Glen Cove IDA, (Regency at
                                    Glen Cove), 9.50%, 7/1/12                  532,630
---------------------------------------------------------------------------------------
                                                                           $ 1,103,858
---------------------------------------------------------------------------------------

Cogeneration -- 1.5%
---------------------------------------------------------------------------------------
NR           NR        $  950       Port Authority of New York and New
                                    Jersey, (KIAC Project), (AMT),
                                    6.50%, 10/1/01                         $ 1,007,190
---------------------------------------------------------------------------------------
                                                                           $ 1,007,190
---------------------------------------------------------------------------------------

Education -- 0.3%
---------------------------------------------------------------------------------------
A3           A-        $  100       New York State Dormitory Authority,
                                    (State University Educational
                                    Facilities), 5.25%, 5/15/15            $   106,829

A3           A-           105       New York State Dormitory Authority,
                                    (State University Educational
                                    Facilities), 5.25%, 5/15/19                111,066
---------------------------------------------------------------------------------------
                                                                           $   217,895
---------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.6%
---------------------------------------------------------------------------------------
Aaa          A-        $  215       New York City, Series A, Prerefunded
                                    to 8/1/02, 6.375%, 8/1/06              $   238,368

Aaa          AAA        2,000       New York State Medical Care Facilities
                                    Finance Agency, (New York State
                                    Hospital),  (AMBAC), Escrowed to
                                    Maturity,  6.10%, 2/15/04                2,216,000

Aaa          AAA        2,500       New York State Medical Care Facilities
                                    Finance Agency, (New York State
                                    Hospital), (AMBAC), Escrowed to
                                    Maturity, 6.20%, 2/15/05                 2,820,900
---------------------------------------------------------------------------------------
                                                                           $ 5,275,268
---------------------------------------------------------------------------------------

General Obligations -- 4.6%
---------------------------------------------------------------------------------------
A3           A-        $  750       New York City, 0.00%, 8/1/07           $   512,325

A3           A-         1,000       New York City, 0.00%, 8/1/08               649,240

A3           A-         1,000       New York City, 0.00%, 8/1/08               644,270

A3           A-         1,285       New York City, 6.375%, 8/1/06            1,406,510
---------------------------------------------------------------------------------------
                                                                           $ 3,212,345
---------------------------------------------------------------------------------------


Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Hospital -- 4.7%
---------------------------------------------------------------------------------------
Baa1         BBB+      $ 2,000      New York State Dormitory Authority,
                                    (Department of Health), 5.375%,
                                    7/1/08                                 $ 2,168,400
Baa          NR          1,000      New York State Dormitory Authority,
                                    (Nyack Hospital), 6.00%, 7/1/06          1,103,720
---------------------------------------------------------------------------------------
                                                                           $ 3,272,120
---------------------------------------------------------------------------------------

Hotel -- 0.7%
---------------------------------------------------------------------------------------
NR           NR        $ 1,210      Niagara County IDA, (Wintergarden Inn
                                    Associates), 9.75%, 6/1/11(1)          $   484,000
---------------------------------------------------------------------------------------
                                                                           $   484,000
---------------------------------------------------------------------------------------

Housing -- 10.5%
---------------------------------------------------------------------------------------
Aa           AA        $ 4,000      New York City Housing Development
                                    Corp., MFMR, 5.625%, 5/1/12            $ 4,244,680

Aa2          NR          1,500      New York State Mortgage Agency
                                    Revenue, (AMT), 6.45%, 10/1/21           1,643,430

Aa2          NR          1,300      New York State Mortgage Agency,
                                    Homeowner Mtg. Bond Ser. 65, (AMT),
                                    5.20%, 10/1/08                           1,360,164
---------------------------------------------------------------------------------------
                                                                           $ 7,248,274
---------------------------------------------------------------------------------------

Industrial Development Revenue -- 10.4%
---------------------------------------------------------------------------------------
A3           A         $ 2,000      New York City, (Terminal One
                                    Group), 6.00%, 1/1/07(2)               $ 2,186,720

Baa3         BBB-        2,875      Port Authority of New York and New
                                    Jersey, (Delta Airlines), 6.95%,
                                    6/1/08                                   3,142,519

Baa3         BBB-        1,700      Puerto Rico Port Authority, (American
                                    Airlines), (AMT), 6.25%, 6/1/26          1,855,414
---------------------------------------------------------------------------------------
                                                                           $ 7,184,653
---------------------------------------------------------------------------------------

Insured-Education -- 5.3%
---------------------------------------------------------------------------------------
Aaa          AAA       $ 2,250      Nassau County IDA, (Hofstra
                                    University Project), (MBIA),
                                    5.25%, 7/1/10                          $ 2,450,858

Aaa          AAA         1,075      New York State Dormitory Authority,
                                    (Mt. Sinai School of Medicine),
                                    (MBIA), 6.75%, 7/1/09                    1,177,630
---------------------------------------------------------------------------------------
                                                                           $ 3,628,488
---------------------------------------------------------------------------------------

                       See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)  Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------
Insured-Electric Utilities -- 7.7%
--------------------------------------------------------------------------------
 Aaa        AAA       $5,000   New York State
                               Energy Research and
                               Development
                               Authority, (Central
                               Hudson Gas),
                               (FGIC),
                               7.375%, 10/1/14              $ 5,315,599
--------------------------------------------------------------------------------
                                                            $ 5,315,599
--------------------------------------------------------------------------------

Insured-General Obligations -- 5.8%
--------------------------------------------------------------------------------
 Aaa        AAA       $2,750   New York State
                               Local Government
                               Assistance Corp.,
                               (MBIA),
                               0.00%, 4/1/13                $ 1,428,020

 Aaa        AAA        1,000   New York State
                               Local Government
                               Assistance Corp.,
                               (MBIA),
                               5.00%, 4/1/21                  1,003,910

 Aaa        AAA        1,500   Syracuse, (FSA),
                               5.25%, 10/1/14                 1,581,420
--------------------------------------------------------------------------------
                                                            $ 4,013,350
--------------------------------------------------------------------------------

Insured-Lease Revenue/
Certificates of Participation -- 0.8%
--------------------------------------------------------------------------------
 Aaa        AAA         $500   City University of
                               New York, (John Jay
                               College), (AMBAC),
                               5.00%, 8/15/08               $   533,080
--------------------------------------------------------------------------------
                                                            $   533,080
--------------------------------------------------------------------------------

Insured-Transportation -- 4.4%
--------------------------------------------------------------------------------
 Aaa        AAA       $2,240   Metropolitan
                               Transportation
                               Authority for the
                               City of New York,
                               (FGIC), 5.70%, 7/1/10        $ 2,487,162

 Aaa        AAA          500   New York State
                               Thruway Authority,
                               (MBIA), 5.375%, 4/1/16           533,005
--------------------------------------------------------------------------------
                                                            $ 3,020,167
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 12.0%
--------------------------------------------------------------------------------
 Baa1       BBB+      $2,180   New York State
                               Energy Research and
                               Development
                               Authority, (Western
                               NY Nuclear Service Center),
                               6.00%, 4/1/06                $ 2,437,000

 Baa1       BBB+       2,000   New York State HFA,
                               6.375%, 11/1/03                2,218,500

 NR         BBB        1,485   New York State
                               Thruway Authority,
                               0.00%, 1/1/04                  1,191,282

 Baa1       BBB+       1,300   New York State
                               Thruway Authority,
                               5.25%, 4/1/13                  1,337,830

 Baa1       BBB+      $1,000   New York State
                               Urban Development
                               Corp., (Youth
                               Facilities),
                               5.75%, 4/1/10                $ 1,106,080
--------------------------------------------------------------------------------
                                                            $ 8,290,692
--------------------------------------------------------------------------------

Special Tax Revenue -- 7.0%
--------------------------------------------------------------------------------
 A3        A+          $4,500  New York State
                               Local Government
                               Assistance Corp.,
                               5.25%, 4/1/16                $ 4,818,149
--------------------------------------------------------------------------------
                                                            $ 4,818,149
--------------------------------------------------------------------------------

Transportation -- 6.4%
--------------------------------------------------------------------------------
 Baa1      BBB+        $1,000  Port Authority of
                               New York and New
                               Jersey, (AMT),
                               5.75%, 4/1/16                $ 1,063,570

 A1        AA-          3,000  Port Authority of
                               New York and New
                               Jersey, (AMT),
                               6.00%, 7/1/14                  3,328,380
--------------------------------------------------------------------------------
                                                            $ 4,391,950
--------------------------------------------------------------------------------

Water and Sewer -- 8.7%
--------------------------------------------------------------------------------
 A2        A-          $4,000  New York City
                               Municipal Water
                               Finance Authority,
                               5.125%, 6/15/21              $ 4,033,200

 A2        A-           1,825  New York City
                               Municipal Water
                               Finance Authority,
                               5.70%, 6/15/02                 1,943,443
--------------------------------------------------------------------------------
                                                            $ 5,976,643
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
--------------------------------------------------------------------------------
   (identified cost $64,417,807)                            $68,993,721
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 31.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.3% to 11.3% of total investments.

/(1)/ Non-income producing security.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)         Principal
-------------------
                             Amount
             Standard       (000's
Moody's  &   Poor's         omitted)            Security                Value
------------------------------------------------------------------------------------
Escrowed/Prerefunded -- 7.8 %
------------------------------------------------------------------------------------
NR            NR            $   350     Cuyahoga County, (Judson
                                        Retirement Community),
                                        Prerefunded to 11/15/99,
                                        8.875%, 11/15/19               $     380,793

Aaa            NR               285     Greene County IDA,
                                        (Fairview Extended Care),
                                        Prerefunded to 1/1/01,
                                        10.125%, 1/1/11                      328,346

Aa2            NR             1,000     Warren County, (Otterbein
                                        Homes), Prerefunded to
                                        7/1/01, 7.20%, 7/1/11              1,109,560
------------------------------------------------------------------------------------
                                                                       $   1,818,699
------------------------------------------------------------------------------------

General Obligations -- 13.9%
------------------------------------------------------------------------------------
NR             NR             $ 300     Kings County Local School
                                        District, 7.60%, 12/1/10       $     353,205

Aa3            NR               250     Oak Hills, 5.60%, 12/1/17            268,530

Aa1            AA+              675     Ohio, 0.00%, 8/1/04                  534,782

Aa1            AA+              500     Ohio, 0.00%, 8/1/05                  379,620

Aa1            AA+              250     Ohio, 0.00%, 8/1/08                  165,625

A3             NR             1,000     Wauseon School District,
                                        7.25%, 12/1/10                     1,094,780

NR             NR               410     Youngstown County School
                                        District, 6.40%, 7/1/00              422,431
------------------------------------------------------------------------------------
                                                                       $   3,218,973
------------------------------------------------------------------------------------

Hospital -- 12.1%
------------------------------------------------------------------------------------
A              A             $1,000     Erie County, (Firelands
                                        Community Hospital), 6.75%,
                                        1/1/08                         $   1,095,450

Baa1           BBB              500     Hamilton County Health
                                        System, (Providence
                                        Hospital),                           524,590
                                        6.00%, 7/1/01

NR             NR               920     Mt. Vernon, (Knox Community
                                        Hospital), 7.875%, 6/1/12            940,847

NR             A-               250     Parma, Hospital Improvement
                                        Revenue, (Parma Community
                                        General Hospital
                                        Association),
                                        5.25%, 11/1/13                       257,140
------------------------------------------------------------------------------------
                                                                       $   2,818,027
------------------------------------------------------------------------------------
Housinsg -- 7.3%
------------------------------------------------------------------------------------
NR            AAA            $1,000     Cuyahoga County MFMR,
                                        (National Terminal Apts.),
                                        6.40%, 7/1/16                  $   1,093,130

 NR           NR                300     Cuyahoga County, (Rolling
                                        Hills Apts.), (AMT), 8.00%,          305,958
                                        1/1/28

 NR           NR                295     Lucas County, (Country
                                        Creek), (AMT), 8.00%, 7/1/26         298,331
------------------------------------------------------------------------------------
                                                                       $   1,697,419
------------------------------------------------------------------------------------

Industrial Development Revenue -- 11.7%
------------------------------------------------------------------------------------
NR            NR             $  500     Cuyahoga County, (Rock and
                                        Roll Hall of Fame), 5.45%,
                                        12/1/05                        $     537,675

NR            NR                250     Cuyahoga County, (Rock and
                                        Roll Hall of Fame), 5.85%,
                                        12/1/08                              278,578

NR            A-              1,020     Ohio Economic Development
                                        Commission, (ABS
                                        Industries), (AMT), 6.00%,
                                        6/1/04                             1,079,527

NR            A-                520     Ohio Economic Development
                                        Commission, (Progress
                                        Plastics Products), (AMT),
                                        6.80%, 12/1/01                       545,366

NR            NR                250     Ohio Solid Waste Revenue,
                                        (Republic Engineered
                                        Steels, Inc.), (AMT),                271,773
                                        9.00%, 6/1/21
------------------------------------------------------------------------------------
                                                                       $   2,712,919
------------------------------------------------------------------------------------

Insured-Education -- 4.4%
------------------------------------------------------------------------------------
 Aaa          AAA            $1,000     Ohio Public Facilities
                                        Commission, (Higher
                                        Educational Facilities),
                                        (AMBAC), 4.30%, 12/1/08        $   1,011,960
------------------------------------------------------------------------------------
                                                                       $   1,011,960
------------------------------------------------------------------------------------

Insured-General Obligations -- 22.7%
------------------------------------------------------------------------------------
Aaa           NR             $  265     Clinton Massie Local School
                                        District, (AMBAC), 0.00%,
                                        12/1/11                        $     147,478

Aaa           NR                265     Clinton Massie Local School
                                        District, (MBIA), 0.00%,
                                        12/1/09                              164,766

Aaa           AAA               225     Finneytown Local School
                                        District, (FGIC), 6.15%,
                                        12/1/11                              266,132

Aaa           AAA               500     Forest Hills Local School
                                        District, (MBIA), 6.00%,             581,735
                                        12/1/09

Aaa           AAA             1,000     Southwest Licking School
                                        Facilities Improvement,
                                        (FGIC),                            1,196,490
                                        7.10%, 12/1/16

Aaa           AAA               500     Strongsville City School
                                        District, (MBIA), 5.375%,
                                        12/1/12                              551,240

                      See notes to financial statemaents

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-General Obligations (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     West Clermont School
                               District, (AMBAC), 6.90%,
                               12/1/12(1)                    $ 1,779,390

 Aaa       AAA         500     West Clermont School
                               District, (AMBAC), 7.125%,
                               12/1/19                           590,080
--------------------------------------------------------------------------------
                                                             $ 5,278,111
--------------------------------------------------------------------------------

Insured-Hospital -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Cuyahoga County,
                               (Metrohealth System),
                               (MBIA), 5.50%, 2/15/12        $   551,135
--------------------------------------------------------------------------------
                                                             $   551,135
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Akron EDA, (MBIA),
                               6.00%, 12/1/12                $   581,635
--------------------------------------------------------------------------------
                                                             $   581,635
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Cleveland, (Cleveland
                               Stadium), (AMBAC), 5.25%,
                               11/15/17                      $   524,250
--------------------------------------------------------------------------------
                                                             $   524,250
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Hamilton County Sewer
                               System Revenue, (FGIC),
                               5.50%, 12/1/11                $   558,485
--------------------------------------------------------------------------------
                                                             $   558,485
--------------------------------------------------------------------------------

Nursing Home -- 3.8%
--------------------------------------------------------------------------------
 NR        NR       $  600     Cuyahoga County, Health
                               Care Facilities Revenue,
                               (Benjamin Rose Institute),
                               5.50%, 12/1/17                $   605,184

 NR        NR          260     Fairfield EDA, (Beverly
                               Enterprises), 8.50%, 1/1/03       281,408
--------------------------------------------------------------------------------
                                                             $   886,592
--------------------------------------------------------------------------------

Senior Living / Life Care -- 5.1%
--------------------------------------------------------------------------------
 VMIG-1    NR       $  500     Hamilton County Hospital
                               Facilities Revenue,
                               (Retirement Homes), 5.00%,
                               7/1/15                        $   515,540
--------------------------------------------------------------------------------
Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
 NR        BBB-     $  680     Marion County Health Care
                               Facilities, (United Church
                               Homes),
                               5.25%, 11/15/98               $   681,421
--------------------------------------------------------------------------------
                                                             $ 1,196,961
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
 NR        NR       $  353     Columbus Special
                               Assessment, 6.05%, 9/15/05    $   373,623
--------------------------------------------------------------------------------
                                                             $   373,623
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $21,831,004)                            $23,228,789
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
 Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 8.7% to 17.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------
Assisted Living -- 4.2%
--------------------------------------------------------------------------------
 NR        NR       $  885     Chester County IDA,
                               (Kimberton), 8.00%, 9/1/05    $   975,553
 NR        NR        1,120     Delaware County, IDA, (Glen
                               Riddle), (AMT), 8.125%,
                               9/1/05                          1,245,720
--------------------------------------------------------------------------------
                                                             $ 2,221,273
--------------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------------
 NR        BBB-     $2,000     Pennsylvania Economic
                               Development Financing
                               Authority, (Resources
                               Recovery), (AMT), 7.05%,
                               12/1/10                       $ 2,241,259
--------------------------------------------------------------------------------
                                                             $ 2,241,259
--------------------------------------------------------------------------------

Education -- 1.2%
--------------------------------------------------------------------------------
 NR        BBB-     $  625     Pennsylvania Higher
                               Educational Facilities
                               Authority, (Gwynedd-Mercy
                               College), 5.60%, 11/1/22      $   641,188
--------------------------------------------------------------------------------
                                                             $   641,188
--------------------------------------------------------------------------------

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------
 NR        NR       $  920     Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        $ 1,013,444
--------------------------------------------------------------------------------
                                                             $ 1,013,444
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 10.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Harrisburg Authority, Lease
                               Revenue Bonds, Escrowed to
                               Maturity, (CGIC), 6.25%,
                               6/1/01                        $   533,170
 Aaa       AAA       1,500     Somerset County, General
                               Authority, (FGIC) Escrowed
                               to Maturity,
                               6.50%, 10/15/01                 1,623,030
 Aaa       AAA       7,000     Westmoreland County,
                               Municipal Authority,
                               (FGIC), Escrowed to
                               Maturity, 0.00%, 8/15/19        2,553,319
 NR        NR          500     Wilkins Area, IDA,
                               (Fairview Extended Care),
                               Prerefunded to 1/1/01,
                               10.25%, 1/1/21                    584,160
--------------------------------------------------------------------------------
                                                             $ 5,293,679
--------------------------------------------------------------------------------

General Obligations -- 0.4%
--------------------------------------------------------------------------------
 Baa1      A        $  500     Puerto Rico, 0.00%, 7/1/16    $   215,785
--------------------------------------------------------------------------------
                                                             $   215,785
--------------------------------------------------------------------------------

Hospital -- 21.6%
--------------------------------------------------------------------------------
 NR        BBB      $1,000     Allentown, Area Hospital
                               Authority, (Sacred Heart
                               Hospital),
                               6.50%, 11/15/08               $ 1,089,890
 NR        BBB       2,355     Clearfield, Hospital
                               Authority, (Clearfield
                               Hospital),
                               6.875%, 6/1/16                  2,586,990
 Baa3      BBB+        650     Hazleton Health Services
                               Authority, (St. Joseph's
                               Hospital),
                               5.85%, 7/1/06                     701,766
 A3        A         1,200     Lehigh County, General
                               Purpose Authority,
                               (Muhlenberg Hospital),
                               5.75%, 7/15/10                  1,326,144
 NR        BBB-        200     McKean County, (Bradford
                               Hospital), 5.375%, 10/1/03        208,216
 A3        BBB+      1,000     Monroeville Hospital
                               Authority, (Forbes Health),
                               5.75%, 10/1/05                    950,000
 Baa2      NR        1,030     Montgomery County, HEFA,
                               (Montgomery Hospital),
                               6.25%, 7/1/06                   1,122,515
 Baa2      NR        1,100     Montgomery County, HEFA,
                               (Montgomery Hospital),
                               6.375%, 7/1/07                  1,213,025
 A         NR          500     New Castle Area Hospital
                               Authority, (St. Francis
                               Hospital of New Castle),
                               5.90%, 11/15/00                   521,010
 NR        BBB         315     Northhampton County
                               Hospital Authority, (Easton
                               Hospital),
                               6.90%, 1/1/02                     331,764
 NR        A-        1,350     South Fork Municipal
                               Authority, (Lee Hospital),
                               5.50%, 7/1/11                   1,395,590
--------------------------------------------------------------------------------
                                                             $11,446,910
--------------------------------------------------------------------------------

Industrial Development Revenue -- 2.4%
--------------------------------------------------------------------------------
 A3        A-       $1,200     Erie IDA, (International
                               Paper), (AMT), 5.85%,
                               12/1/20                       $ 1,271,100
--------------------------------------------------------------------------------
                                                             $ 1,271,100
--------------------------------------------------------------------------------

                       See notes to financial statement

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-Education -- 5.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Allegheny County, Higher
                               Education Building
                               Authority, (Dusquesne
                               University), (AMBAC),
                               5.00%, 3/1/16                 $ 2,042,880

 NR        AAA         700     Montgomery County, HEFA,
                               (Saint Joseph's
                               University), (CLEE),
                               6.00%, 12/15/02                   758,051
--------------------------------------------------------------------------------
                                                             $ 2,800,931
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 9.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Cambria County IDA, (PA
                               Electric Co.), (MBIA),
                               5.35%, 11/1/10                $ 2,201,220

 Aaa       AAA       2,500     Indiana County, IDA, (PA
                               5.35%, 11/1/10                  2,751,524
--------------------------------------------------------------------------------
                                                             $ 4,952,744
--------------------------------------------------------------------------------

Insured-General Obligations -- 6.0%
--------------------------------------------------------------------------------
 Aaa       NR       $1,635     Harrisburg, (AMBAC),
                               0.00%, 9/15/12                $   860,713

 Aaa       AAA       1,355     McKeesport, (FGIC),
                               0.00%, 10/1/11                    750,101

 Aaa       AAA       1,000     Pennsylvania, (AMBAC),
                               5.00%, 11/15/15                 1,026,740

 Aaa       AAA         500     Pleasant Valley School
                               District, (FGIC), 5.00%,
                               9/1/10                            525,595
--------------------------------------------------------------------------------
                                                             $ 3,163,149
--------------------------------------------------------------------------------

Insured-Hospital -- 11.8%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Allegheny County Hospital
                               Development Authority,
                               (South Hills Health),
                               (MBIA), 5.50%, 5/1/08         $ 1,101,350

 Aaa       AAA       1,000     Erie County Hospital
                               Authority, (Hamot Health
                               System), (AMBAC), 7.10%,
                               2/15/10                         1,096,250

 NR        AAA       1,030     Indiana County Hospital
                               Authority, (Indiana
                               Hospital), (CLEE),
                               5.75%, 7/1/00                   1,065,185

 NR        AAA         825     Indiana County Hospital
                               Authority, (Indiana
                               Hospital), (CLEE),
                               5.875%, 7/1/01                    869,402

 Aaa       AAA       2,050     Sayre Health Care
                               Facilities Authority,
                               (Guthrie Medical Center),
                               (AMBAC), 6.50%, 3/1/00          2,128,269
--------------------------------------------------------------------------------
                                                             $ 6,260,456
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 2.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Northumberland County
                               Authority, Lease Revenue
                               Bonds, (MBIA), 6.50%,
                               10/15/01                      $ 1,082,020
--------------------------------------------------------------------------------
                                                             $ 1,082,020
--------------------------------------------------------------------------------

Insured-Transportation -- 7.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Allegheny County Airport
                               Revenue, (MBIA), 5.75%,
                               1/1/10                        $ 1,117,320

 Aaa       AAA         590     Allegheny County Airport
                               Revenue, (MBIA), 5.75%,
                               1/1/12                            662,659

 Aaa       AAA       1,000     Philadelphia Airport
                               Revenue, (FGIC), 5.375%,
                               7/1/14                          1,054,980

 Aaa       AAA       1,000     Southeastern Pennsylvania
                               Transportation Authority,
                               (FGIC), 5.55%, 3/1/14           1,087,580
--------------------------------------------------------------------------------
                                                             $ 3,922,539
--------------------------------------------------------------------------------

Nursing Home -- 1.0%
--------------------------------------------------------------------------------
 NR        NR       $  250     Chartiers Valley,
                               Industrial and Commercial
                               Development Authority,
                               (Beverly Enterprises),
                               5.30%, 6/1/02                 $   254,733

 NR        NR          250     Chartiers Valley,
                               Industrial and Commercial
                               Development Authority,
                               (Beverly Enterprises),
                               5.35%, 6/1/03                     255,673
--------------------------------------------------------------------------------
                                                             $   510,406
--------------------------------------------------------------------------------

Senior Living/Life Care -- 2.7%
--------------------------------------------------------------------------------
 NR        NR       $  245     Delaware County Authority,
                               (White Horse Village),
                               6.30%, 7/1/03                 $   263,010

 NR        NR          505     Delaware County Authority,
                               (White Horse Village),
                               6.40%, 7/1/04                     549,915

 Baa2      BBB+        590     Hazleton Health Services
                               Authority, (Hazleton
                               General Hospital),
                               5.50%, 7/1/07                     634,905
--------------------------------------------------------------------------------
                                                             $ 1,447,830
--------------------------------------------------------------------------------

                       See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Solid Waste -- 3.5%
---------------------------------------------------------------------------------------
Baa          A-        $   500      Greater Lebanon Refuse Authority,
                                    6.20%, 5/15/99                         $    508,395

Baa          A-            500      Greater Lebanon Refuse Authority,
                                    6.20%, 11/15/99                             514,645

Baa          A-            300      Greater Lebanon Refuse Authority,
                                    6.40%, 5/15/00                              312,210

Baa          A-            500      Greater Lebanon Refuse Authority,
                                    6.40%, 11/15/00                             525,800
---------------------------------------------------------------------------------------
                                                                           $  1,861,050
---------------------------------------------------------------------------------------


Transportation -- 5.0%
---------------------------------------------------------------------------------------
Aa3          AA-       $ 1,550      Southeastern Pennsylvania
                                    Transportation Authority,
                                    LOC: Canadian Imperial Bank
                                    of Commerce, 6.00%, 6/1/99(1)          $  1,557,141

Aa3          AA-         1,000      Southeastern Pennsylvania
                                    Transportation Authority,
                                    LOC: Canadian Imperial Bank
                                    of Commerce, 6.00%, 6/1/01             $  1,057,760
---------------------------------------------------------------------------------------
                                                                           $  2,634,901
---------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $49,562,514)                                            $ 52,980,664
---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
----------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 50.8% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.1% to 16.8% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 1998

                                              California        Connecticut      Florida         Massachusetts        Michigan
                                               Limited            Limited        Limited            Limited           Limited
                                              Portfolio          Portfolio       Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                          $29,829,184        $8,749,673      $61,462,844       $49,536,437       $ 9,947,771
    Unrealized appreciation                    2,201,856           600,301        4,083,337         3,538,164         1,104,837
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                        $32,031,040        $9,349,974      $65,546,181       $53,074,601        11,052,608
------------------------------------------------------------------------------------------------------------------------------------
Cash                                         $       107        $   85,643      $   525,873       $   374,578       $       419
Interest receivable                              496,869           132,605        1,247,689           732,983           237,225
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 $32,528,016        $9,568,222      $67,319,743       $54,182,162       $11,290,252
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Payable for when-issued securities           $   298,706        $       --      $ 1,034,875       $        --       $        --
Demand note payable                               92,000                --               --                --           202,000
Payable for daily variation margin on
    open financial futures contracts              15,055             4,387           16,875            36,785             7,199
Other accrued expenses                             2,467               736            2,965             2,480             1,117
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            $   408,228        $    5,123      $ 1,054,715       $    39,265       $   210,316
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
    interest in Portfolio                    $32,119,788        $9,563,099      $66,265,028       $54,142,897       $11,079,936
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
    and withdrawals                          $29,959,465        $8,967,385      $62,234,871       $50,646,607       $ 9,983,385
Net unrealized appreciation (computed on
    the basis of identified cost)              2,160,323           595,714        4,030,157         3,496,290         1,096,551
------------------------------------------------------------------------------------------------------------------------------------
Total                                        $32,119,788        $9,563,099      $66,265,028       $54,142,897       $11,079,936
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 1998


                                                          New Jersey          New York             Ohio           Pennsylvania
                                                           Limited             Limited           Limited            Limited
                                                          Portfolio           Portfolio          Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                      $39,109,881         $64,417,807       $ 21,831,004       $ 49,562,514
    Unrealized appreciation                                3,441,106           4,575,914          1,397,785          3,418,150
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                    $42,550,987         $68,993,721       $ 23,228,789       $ 52,980,664
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                     $       915         $   609,895       $        403       $          2
Interest receivable                                          615,864           1,198,317            391,420            799,187
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                             $43,167,766         $70,801,933       $ 23,620,612       $ 53,779,853
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                        $        --         $   995,980       $        --        $        --
Demand note payable                                          638,000                  --            102,000             26,000
Payable for daily variation margin on open
    financial futures contracts                               16,424              22,049              2,812             35,042
Other accrued expenses                                         3,936               4,480              1,683              3,451
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        $   658,360         $ 1,022,509       $    106,495       $     64,493
--------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                            $42,509,406         $69,779,424       $ 23,514,117       $ 53,715,360
--------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                          $39,089,377         $65,233,235       $ 22,125,219       $ 50,376,761

 Net unrealized appreciation (computed on the basis of
    identified cost)                                       3,420,029           4,546,189          1,388,898          3,338,599
--------------------------------------------------------------------------------------------------------------------------------
Total                                                    $42,509,406         $69,779,424       $ 23,514,117       $ 53,715,360
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 1998

                                                  California      Connecticut      Florida       Massachusetts       Michigan
                                                  Limited          Limited         Limited         Limited           Limited
                                                  Portfolio       Portfolio        Portfolio      Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest                                         $  888,012        $258,024      $1,807,224       $1,437,473         $ 316,088
----------------------------------------------------------------------------------------------------------------------------------
Total income                                     $  888,012        $258,024      $1,807,224       $1,437,473         $ 316,088
----------------------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                           $   76,357        $ 22,066      $  156,626       $  124,147         $  26,520
Trustees fees and expenses                              473              52           1,308            3,263                51
Legal and accounting services                        18,975          16,875          22,175           22,075            16,975
Custodian fee                                        12,355           6,623          23,470           19,502             7,928
Amortization of organization expenses                   136              --             378              354               --
Miscellaneous                                         4,807           3,182           6,834            4,275             4,611
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   $  113,103        $ 48,798      $  210,791       $  173,616         $  56,085
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary reduction of custodian fee       $    3,345        $  1,380      $    8,597       $    9,899         $   1,492
    Preliminary reduction of investment adviser
    fee                                                  --          10,851              --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                         $    3,345        $ 12,231      $    8,597       $    9,899         $   1,492
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                     $  109,758        $ 36,567      $  202,194       $  163,717         $  54,593

----------------------------------------------------------------------------------------------------------------------------------

Net investment income                            $  778,254        $221,457      $1,605,030       $1,273,756         $ 261,495
----------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost     $  273,711        $ 30,519      $  492,416       $  417,313         $  42,627
        basis)
    Financial futures contracts                    (133,366)        (18,425)       (127,751)        (241,643)          (45,344)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                         $  140,345        $ 12,094      $  364,665       $  175,670         $  (2,717)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
    (depreciation) --
    Investments (identified cost basis)          $  486,104        $117,926      $  637,898       $  671,414         $ 145,204
    Financial futures contracts                     (41,742)           (957)        (41,342)         (25,926)           (5,850)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                               $  444,362        $116,969      $  596,556       $  645,488         $ 139,354
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                 $  584,707        $129,063      $  961,221       $  821,158         $ 136,637
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations       $1,362,961        $350,520      $2,566,251       $2,094,914         $ 398,132
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 1998

                                                       New Jersey          New York            Ohio          Pennsylvania
                                                        Limited             Limited           Limited          Limited
                                                       Portfolio           Portfolio         Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                               $1,179,055         $1,883,858         $659,464         $1,521,402
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                $1,179,055         $1,883,858         $659,464         $1,521,402
-------------------------------------------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                 $  100,566         $  163,433         $ 55,496         $  128,261
Trustees fees and expenses                                    950              3,263               95              3,263
Legal and accounting services                              22,074             22,074           16,776             22,078
Custodian fee                                              14,290             14,830           10,750             18,704
Interest                                                       --             11,641               --                 --
Amortization of organization expenses                         105                219               --                240
Miscellaneous                                               7,739              3,624            5,081             10,238
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                         $  145,724         $  219,084         $ 88,198         $  182,784
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                         $       --         $       --         $  2,212         $    3,304
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                               $       --         $       --         $  2,212         $    3,304
---------------------------------------------------------------------------------------------------------------------------------

Net expenses                                           $  145,724         $  219,084         $ 85,986         $  179,480
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  $1,033,331         $1,664,774         $573,478         $1,341,922
---------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
-Net realized gain (loss) --
    Investment transactions (identified cost basis)    $   51,461         $  442,151         $103,927         $  307,121
    Financial futures contracts                          (119,015)          (241,162)         (78,256)          (205,571)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                               $  (67,554)        $  200,989         $ 25,671         $  101,550
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                $  644,049         $1,118,180         $235,425         $  478,173
    Financial futures contracts                           (10,620)           (12,291)          (5,430)           (82,920)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   $  633,429         $1,105,889         $229,995         $  395,253
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                       $  565,875         $1,306,878         $255,666         $  496,803
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations             $1,599,206         $2,971,652         $829,144         $1,838,725
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1998

                                          California       Connecticut        Florida          Massachusetts         Michigan
Increase (Decrease) in                    Limited           Limited           Limited            Limited             Limited
Net Assets                                Portfolio        Portfolio          Portfolio         Portfolio            Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income               $    778,254       $   221,457      $  1,605,030       $  1,273,756        $    261,495
    Net realized gain (loss)                 140,345            12,094           364,665            175,670              (2,717)
    Net change in unrealized
        appreciation (depreciation)          444,362           116,969           596,556            645,488             139,354
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    operations                          $  1,362,961       $   350,520      $  2,566,251       $  2,094,914        $    398,132
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                       $  3,097,276       $ 1,172,053      $  4,594,657       $  5,571,471        $  1,268,924
    Withdrawals                           (6,637,868)       (1,793,966)      (13,137,060)       (10,106,639)         (2,684,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets  from
    capital transactions                $ (3,540,592)      $  (621,913)     $ (8,542,403)      $ (4,535,168)       $ (1,415,410)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets              $ (2,177,631)      $  (271,393)     $ (5,976,152)      $ (2,440,254)       $ (1,017,278)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                  $ 34,297,419       $ 9,834,492      $ 72,241,180       $ 56,583,151        $ 12,097,214
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                        $ 32,119,788       $ 9,563,099      $ 66,265,028       $ 54,142,897        $ 11,079,936
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1998

                                                        New Jersey            New York             Ohio            Pennsylvania
                                                         Limited               Limited            Limited            Limited
Increase (Decrease) in Net Assets                       Portfolio             Portfolio          Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $  1,033,331         $  1,664,774        $   573,478       $  1,341,922
    Net realized gain (loss)                                (67,554)             200,989             25,671            101,550
    Net change in unrealized appreciation
        (depreciation)                                      633,429            1,105,889            229,995            395,253
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  1,599,206         $  2,971,652        $   829,144       $  1,838,725
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $  4,820,266         $  7,964,604        $ 1,693,294       $  4,243,372
    Withdrawals                                          (9,449,929)         (15,848,271)        (3,223,979)       (10,074,350)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions   $ (4,629,663)        $ (7,883,667)       $(1,530,685)      $ (5,830,978)
----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                             $ (3,030,457)        $ (4,912,015)       $  (701,541)      $ (3,992,253)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                 $ 45,539,863         $ 74,691,439        $24,215,658       $ 57,707,613
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $ 42,509,406         $ 69,779,424        $23,514,117       $ 53,715,360
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                         California          Connecticut        Florida       Massachusetts       Michigan
Increase (Decrease) in                    Limited             Limited           Limited          Limited          Limited
Net Assets                                Portfolio           Portfolio        Portfolio        Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income              $  1,871,830       $    536,076      $  4,031,956     $  3,067,243      $    661,189
    Net realized gain (loss)                461,548              3,686          (130,866)          (1,637)         (127,469)
    Net change in unrealized
        appreciation (depreciation)       1,003,947            369,866         2,784,387        2,081,917           563,973
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    operations                         $  3,337,325       $    909,628      $  6,685,477     $  5,147,523      $  1,097,693
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  1,661,073       $  1,135,100      $  7,486,705     $  4,381,569      $  1,024,096
    Withdrawals                         (13,895,420)        (4,484,203)      (34,840,194)     (22,915,877)       (5,021,007)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions               $(12,234,347)      $ (3,349,103)     $(27,353,489)    $(18,534,308)     $ (3,996,911)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets             $ (8,897,022)      $ (9,439,475)     $(20,668,012)    $(13,386,785)     $ (2,899,218)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Beginning of year                      $ 43,194,441       $ 12,273,967      $ 93,909,192     $ 69,969,936      $ 14,996,432
--------------------------------------------------------------------------------------------------------------------------------
At end of year                         $ 34,297,419       $  9,834,492      $ 72,241,180     $ 56,583,151      $ 12,097,214
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                    New Jersey              New York            Ohio              Pennsylvania
                                                      Limited                Limited          Limited               Limited
Increase (Decrease) in Net Assets                    Portfolio              Portfolio         Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                          $  2,529,742           $  4,189,775      $  1,365,120         $  3,105,101
    Net realized gain (loss)                           (191,388)             1,126,492           148,476              430,385
    Net change in unrealized appreciation
        (depreciation)                                1,679,398              2,952,942           773,615            2,258,821
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $  4,017,752           $  8,269,209      $  2,287,211         $  5,794,307
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                  $  2,886,225           $  3,255,202      $  1,303,141         $  2,758,619
    Withdrawals                                     (19,630,053)           (36,846,720)       (7,844,546)         (18,720,920)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                   $(16,743,828)          $(33,591,518)     $ (6,541,405)        $(15,962,301)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                         $(12,726,076)          $(25,322,309)     $ (4,254,194)        $(10,167,994)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                               $ 58,265,939           $100,013,748      $ 28,469,852         $ 67,875,607
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                     $ 45,539,863           $ 74,691,439      $ 24,215,658         $ 57,707,613
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                California Limited Portfolio
                                              ----------------------------------------------------------------------------------
                                              Six Months Ended
                                              September 30, 1998                          Year Ended March 31,
                                                                  -------------------------------------------------------------
                                              (Unaudited)            1998         1997       1996        1995        1994/(1)/
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses /(2)/                                  0.68%/(3)/       0.61%        0.63%      0.58%       0.53%        0.46%/(3)/
Net expenses after custodian fee reduction          0.66%/(3)/       0.59%        0.61%      0.55%         --           --
Net investment income                               4.67%/(3)/       4.86%        4.98%      4.82%       4.72%        4.50%/(3)/
Portfolio Turnover                                    19%              40%          57%        36%         56%           6%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $32,120          $34,297      $43,194    $59,216     $82,344      $95,704
-------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses/(2)/                                                                                                         0.52%/(3)/
Net investment income                                                                                                 4.44%/(3)/
-------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                       Connecticut Limited Portfolio
                                                  ------------------------------------------------------------------------
                                                  Six Months Ended
                                                  September 30, 1998                   Year Ended March 31,
                                                                      ----------------------------------------------------
                                                  (Unaudited)           1998      1997      1996      1995      1994(1)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
--------------------------------------------------------------------------------------------------------------------------
Net Expenses/(2)/                                  0.79%/(3)/        0.54%     0.54%     0.39%     0.17%     0.00%/(3)/
Net expenses after custodian fee reduction         0.76%/(3)/        0.52%     0.50%     0.35%       --        --
Net investment income                              4.61%/(3)/        4.96%     5.09%     4.91%     4.95%     4.53%/(3)/
Portfolio Turnover                                    2%               23%       46%       52%       73%       39%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $9,563            $9,834   $12,274   $14,862   $17,316   $16,767
--------------------------------------------------------------------------------------------------------------------------

/+/ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(2)/                                          1.02%/(3)/       0.77%     0.78%     0.72%     0.67%     0.62%/(3)/
Expenses after custodian fee reduction                 0.99%/(3)/       0.75%     0.74%     0.68%       --        --
Net investment income                                  4.38%/(3)/       4.73%     4.85%     4.58%     4.45%     3.92%/(3)/
--------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 16, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                    Florida Limited Portfolio
                                           Six Months Ended
                                           September 30, 1998                       Year Ended March 31,
                                                              ---------------------------------------------------------------
                                           (Unaudited)          1998         1997        1996         1995        1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                0.62%/(3)/        0.58%         0.59%       0.55%        0.52%       0.49%/(3)/
Expenses after custodian fee reduction       0.59%/(3)/        0.55%         0.57%       0.54%          --          --
Net investment income                        4.68%/(3)/        4.90%         4.90%       4.73%        4.73%       4.53%/(3)/
Portfolio Turnover                              9%               38%           66%         20%          44%          8%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted) $66,265           $72,241       $92,909    $127,835     $164,579    $185,977
-----------------------------------------------------------------------------------------------------------------------------


/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                 Massachusetts Limited Portfolio
                                        ------------------------------------------------------------------------------
                                        Six Months Ended
                                        September 30, 1998                         Year Ended March 31,
                                                          ------------------------------------------------------------
                                           (Unaudited)    1998         1997        1996         1995        1994/(1)/
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                 0.64%/(3)/  0.60%        0.60%       0.57%        0.54%       0.52%/(3)/
Expenses after custodian fee reduction        0.60%/(3)/  0.56%        0.58%       0.55%          --          --
Net investment income                         4.69%/(3)/  4.90%        4.97%       4.72%        4.90%       4.57%/(3)/
Portfolio Turnover                              12%         46%          60%         27%          46%          8%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $54,143     $56,583      $69,970     $97,135     $119,120    $119,772
----------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                          Michigan Limited Portfolio
                                            --------------------------------------------------------------------------------------
                                            Six Months Ended
                                            September                          Year Ended March 31,
                                                               -------------------------------------------------------------------
                                            30, 1998
                                            (Unaudited)          1998       1997         1996        1995            1994/(1)/
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                   0.99%/(3)/        0.71%       0.79%       0.68%        0.48%         0.00%/(3)/
Net expenses after custodian fee reduction      0.96%/(3)/        0.67%       0.76%       0.64%          --            --
Net investment income                           4.61%/(3)/        5.00%       5.09%       5.00%        4.88%         4.62%/(3)/
Portfolio Turnover                                 5%               21%         28%         40%         111%           30%
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's omitted)   $ 11,080          $ 12,097    $ 14,996    $ 21,191     $ 33,198      $ 35,608
----------------------------------------------------------------------------------------------------------------------------------
/+/  The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
     Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses/(2)/                                                                                            0.59%       0.54%/(3)/
Net investment income                                                                                    4.77%       4.08%/(3)/
----------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 16, 1993, to March 31,
      1994.
/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                      See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                   New Jersey Limited Portfolio
                                           ----------------------------------------------------------------------------------
                                           Six Months Ended
                                           September                           Year Ended March 31,
                                           30, 1998          ----------------------------------------------------------------
                                           (Unaudited)       1998         1997          1996        1995          1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                  0.67%/(3)/    0.62%        0.61%         0.57%        0.54%        0.54%/(3)/
Expenses after custodian fee reduction         0.67%/(3)/    0.61%        0.58%         0.55%          --           --
Net investment income                          4.73%/(3)/    4.91%        4.96%         4.78%        4.73%        4.53%/(3)/
Portfolio Turnover                                7%           21%          37%           42%          44%          10%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $ 42,509      $ 45,540     $ 58,266      $ 80,173     $ 97,280     $102,948
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.


                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                         New York Limited Portfolio
                                          ----------------------------------------------------------------------------------
                                          Six Months Ended
                                          September 30, 1998                         Year Ended March 31,
                                                               -------------------------------------------------------------
                                          (Unaudited)            1998         1997        1996        1995       1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                 0.61%/(3)/         0.61%        0.58%        0.55%      0.52%       0.47%/(3)/
Expenses after custodian fee reductio n       0.61%/(3)/         0.59%        0.56%        0.53%        --         --
Net investment income                         4.67%/(3)/         4.81%        4.87%        4.66%      4.79%       4.50%/(3)/
Portfolio Turnover                              14%                53%          58%          32%        31%          5%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $69,779            $74,691     $100,014     $138,728   $173,632    $183,768
----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994. /(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              Ohio Limited Portfolio
                                                -------------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                September
                                                30, 1998                           Year Ended March 31,
                                                             ------------------------------------------------------------------
                                                (Unaudited)        1998         1997        1996        1995        1994/(1)/
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------------------------------------------------
Net expenses /(2)/                              0.74%/(3)/           0.64%         0.68%       0.63%       0.46%     0.00%/(3)/
Net expenses after custodian fee reduction      0.72%/(3)/           0.64%         0.65%       0.61%         --        --
Net investment income                           4.82%/(3)/           5.05%         5.20%       5.06%       4.96%     4.68%/(3)/
Portfolio Turnover                                 6%                  29%           34%         47%        120%       33%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $23,514              $24,216       $28,470     $33,529     $39,435   $37,978
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses /(2)/                                                                                           0.58%       0.54%/(3)/
Net investment income                                                                                    4.84%       4.14%/(3)/
-------------------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, April 16, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.



                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                 Pennsylvania Limited Portfolio
                                           ---------------------------------------------------------------------------------
                                           Six Months Ended
                                           September 30, 1998                   Year Ended March 31,
                                                               -------------------------------------------------------------
                                           (Unaudited)          1998         1997        1996         1995        1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                    0.66%/(3)/       0.60%        0.61%        0.58%        0.53%     0.50%/(3)/
Expenses after custodian fee reduction           0.65%/(3)/       0.58%        0.59%        0.56%          --        --
Net investment income                            4.85%/(3)/       5.03%        5.11%        4.81%        4.77%     4.59%/(3)/
Portfolio Turnover                                  5%              36%          51%          24%          39%         12%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $53,715          $57,708      $67,876      $92,194     $113,606    $123,620
----------------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.

                       See notes to Financial Statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

/1/Significant Accounting Policies
-------------------------------------------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the


   Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

   H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   I Other -- Investment transactions are accounted for on a trade date basis.

   J Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six month period ended September 30, 1998, each Portfolio paid advisory fees as follows:

   Portfolio              Amount       Effective Rate*
   -----------------------------------------------------
   California Limited      $76,357          0.46%
   Connecticut Limited     $22,066          0.46%
   Florida Limited        $156,626          0.46%
   Massachusetts Limited  $124,147          0.46%
   Michigan Limited        $26,520          0.47%
   New Jersey Limited     $100,566          0.46%
   New York Limited       $163,433          0.46%
   Ohio Limited            $55,496          0.47%
   Pennsylvania Limited   $128,261          0.46%
   * As a percentage of average daily net assets (annualized).


   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $10,851.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month period ended September 30, 1998, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------------------------------------------

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six month period ended September 30, 1998 were as follows:


                  California Limited     Connecticut Limited
                        Portfolio             Portfolio
               -----------------------------------------------
   Purchases    $   6,119,755             $     228,808
   Sales            8,376,271                   661,658

                    Florida Limited         Massachusetts
                       Portfolio          Limited Portfolio
               -----------------------------------------------
   Purchases    $   6,126,530             $   6,650,705
     Sales         13,727,452                 9,621,352

                   Michigan Limited      New Jersey Limited
                      Portfolio               Portfolio
               -----------------------------------------------
   Purchases    $     617,098             $          --
   Sales            1,953,337                 3,028,200

                   New York Limited          Ohio Limited
                      Portfolio                Portfolio
                ----------------------------------------------
   Purchases    $  10,317,762             $   1,385,208
     Sales         17,669,871                 2,555,653

                     Pennsylvania
                  Limited Portfolio
                -----------------------------------------------
   Purchases    $   2,794,032
   Sales            6,954,060

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4. Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1998, as computed on a federal income tax basis, are as follows:

                                    California           Connecticut
                                    Limited              Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $ 29,829,184         $ 8,749,673
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  2,201,856         $   600,301
   Gross unrealized depreciation              --                  --
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  2,201,856         $   600,301
   -----------------------------------------------------------------------------

                                    Florida Limited      Massachusetts Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $ 61,462,844         $  49,536,437
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  4,083,337         $   3,538,164
   Gross unrealized depreciation              --                    --
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  4,083,337         $   3,538,164
   -----------------------------------------------------------------------------

                                    Michigan Limited     New Jersey Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $  9,947,771         $    39,109,881
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  1,113,203         $     3,450,010
   Gross unrealized depreciation          (8,366)                 (8,904)
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  1,104,837         $     3,441,106
   -----------------------------------------------------------------------------

                                    New York Limited     Ohio Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $  64,417,807        $    21,831,004
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $   4,575,914        $     1,399,938
   Gross unrealized depreciation               --                 (2,153)
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $   4,575,914        $     1,397,785
   -----------------------------------------------------------------------------


                                                         Pennsylvania
                                                         Limited
                                                         Portfolio
   -----------------------------------------------------------------------
   Aggregate Cost                                        $ 49,562,514
   -----------------------------------------------------------------------
   Gross unrealized appreciation                         $  3,452,253
   -----------------------------------------------------------------------
   Gross unrealized depreciation                              (34,103)
   -----------------------------------------------------------------------
   Net unrealized appreciation                           $  3,418,150
   -----------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1998, the California Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, Ohio Limited Portfolio, and Pennsylvania Limited Portfolio had balances outstanding pursuant to this line of credit of $92,000, $202,000, $638,000, $102,000, and $26,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six month period ended September 30, 1998.

6  Financial Instruments
   --------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

   A summary of obligations under these financial instruments at September 30, 1998, is as follows:

   Limited       Expiration           Futures                          Net Unrealized
   Portfolio        Date             Contracts            Position      Depreciation
   ------------- ----------   ----------------------      --------     --------------
   California      12/98      13 U.S. Treasury Bonds       Short       $   (41,533)

   Connecticut     12/98       4 U.S. Treasury Bonds       Short       $    (4,587)

   Florida         12/98      12 U.S. Treasury Bonds       Short       $   (53,180)

   Massachusetts   12/98      31 U.S. Treasury Bonds       Short       $   (41,874)

   Michigan        12/98       6 U.S. Treasury Bonds       Short       $    (8,286)

   New Jersey      12/98      13 U.S. Treasury Bonds       Short       $   (21,077)

   New York        12/98      17 U.S. Treasury Bonds       Short       $   (29,725)

   Ohio            12/98       2 U.S. Treasury Bonds       Short       $    (8,887)

   Pennsylvania    12/98      28 U.S. Treasury Bonds       Short       $   (79,551)

   At September 30, 1998, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 1998

INVESTMENT MANAGEMENT

Eaton Vance Limited Maturity Municipals Funds

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly, Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Limited Maturity Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Connecticut,
Florida, Massachusetts,
Michigan, New Jersey,
New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California Limited
Maturity Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of Pennsylvania
Limited Maturity
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly, Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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Investment Adviser of the Limited Maturity Municipals Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Investment Trust
24 Federal Street
Boston, MA 02110


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                   9LTFSRC-11/98